                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 6 (File No. 333-131683)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7 (File No. 811-21852)                                         [X]

                            RIVERSOURCE SERIES TRUST
                        50606 Ameriprise Financial Center
                              Minneapolis, MN 55474

                                Scott R. Plummer
                        5228 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on June 27, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RiverSource

Advanced Alpha SM
Strategies


PROSPECTUS JUNE 27, 2008

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.
RIVERSOURCE 130/30 U.S. EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND SEEKS TO PROVIDE SHAREHOLDERS WITH POSITIVE ABSOLUTE RETURN.

RiverSource 120/20 Contrarian Equity Fund and
RiverSource 130/30 U.S. Equity Fund
Classes A, B, C, I and R5

RiverSource Absolute Return Currency and Income Fund
Classes A, B, C, I, R4, R5 and W

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND...................     4
   THE FUND.................................................    4P
   Objective................................................    4p
   Principal Investment Strategies..........................    4p
   Principal Risks..........................................    5p
   Past Performance.........................................    9p
   Fees and Expenses........................................   10p
RIVERSOURCE 130/30 U.S. EQUITY FUND.........................   12P
   THE FUND.................................................   12P
   Objective................................................   12p
   Principal Investment Strategies..........................   12p
   Principal Risks..........................................   14p
   Past Performance.........................................   17p
   Fees and Expenses........................................   19p
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND........   22P
   THE FUND.................................................   22P
   Objective................................................   22p
   Principal Investment Strategies..........................   22p
   Principal Risks..........................................   23p
   Past Performance.........................................   27p
   Fees and Expenses........................................   28p
Other Investment Strategies and Risks.......................   30p
Fund Management and Compensation............................   32p
FINANCIAL HIGHLIGHTS FOR RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND..............................................   35P
FINANCIAL HIGHLIGHTS FOR RIVERSOURCE 130/30 U.S. EQUITY
   FUND.....................................................   41P
FINANCIAL HIGHLIGHTS FOR RIVERSOURCE ABSOLUTE RETURN
   CURRENCY AND INCOME FUND.................................   47P
BUYING AND SELLING SHARES...................................   S.1


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2P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS


Description of Share Classes................................   S.2
   Investment Options -- Classes of Shares..................   S.2
   Sales Charges............................................   S.5
   Opening an Account.......................................  S.12
Exchanging or Selling Shares................................  S.14
   Exchanges................................................  S.17
   Selling Shares...........................................  S.19
VALUING FUND SHARES.........................................  S.19
DISTRIBUTIONS AND TAXES.....................................  S.20
GENERAL INFORMATION.........................................  S.22



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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                 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS 3P

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

THE FUND

OBJECTIVE

RiverSource 120/20 Contrarian Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 120%, and the Fund's short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.


In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.


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4P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2008 PROSPECTUS

INVESTMENT PROCESS

The investment manager employs a "contrarian" investment process, selecting investments (long positions) by seeking to:


- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.



- Identify companies with moderate growth potential based on:


  - effective management, as demonstrated by overall performance; and

  - financial strength.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.


- The company has met the investment manager's earnings and/or growth expectations.



- The security exhibits unacceptable correlation characteristics with other portfolio holdings.


- The company or the security no longer meets the other standards described above.

The primary objective of the investment manager in selecting short positions is management of the potential additional risk introduced through the selection of the Fund's long positions. The Fund seeks to mitigate these potential additional risks through short sales of ETFs or through the use of derivative instruments. In evaluating whether to close out a short position, the investment manager considers changes in potential additional risks introduced by changes in the Fund's long positions, and gradual or unrelated changes in the market which may introduce new potential risks to the Fund. The Fund aims to maintain an overall market risk profile similar to the Russell 3000(R) Index.

PRINCIPAL RISKS

The Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                               EQUITY FUND -- 2008 PROSPECTUS 5P

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.



DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk and liquidity risk.



Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.



Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.



Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Statement of Additional Information
(SAI) for more information on derivative instruments and related risks.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

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6P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2008 PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.


In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                               EQUITY FUND -- 2008 PROSPECTUS 7P

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.


ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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8P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
   EQUITY FUND -- 2008 PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and mid-sized companies often involve greater risks than investments in larger, more established companies because small and mid-sized companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



PAST PERFORMANCE



The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund's shares became available to the public on Oct. 18, 2007.



When available, the Fund intends to compare its performance to the performance of the Russell 3000(R) Index, an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                               EQUITY FUND -- 2008 PROSPECTUS 9P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's annualized expenses for the most recent fiscal period, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                                  CLASS I
                                                 CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              5.75%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 ;(as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)





AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(b)                                           0.95%      0.95%      0.95%
 Distribution (12b-1) fees                                    0.25%      1.00%      1.00%
 Other expenses(c)                                            0.81%      0.81%      0.81%
 Total annual fund operating expenses                         2.01%      2.76%      2.76%
 Fee waiver/expense reimbursement                             0.51%      0.51%      0.51%
 Total annual (net) fund operating expenses(d)                1.50%      2.25%      2.25%




                                                                CLASS I    CLASS R5
 Management fees(b)                                              0.95%      0.95%
 Distribution (12b-1) fees                                       0.00%      0.00%
 Other expenses(c)                                               0.65%      0.70%
 Total annual fund operating expenses                            1.60%      1.65%
 Fee waiver/expense reimbursement                                0.43%      0.43%
 Total annual (net) fund operating expenses(d)                   1.17%      1.22%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."


(b) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Russell 3000 Index. See "Fund Management and Compensation" for more information.



(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.



(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5.


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10P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
    EQUITY FUND -- 2008 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $719       $1,123       $1,552        $2,745
 Class B                                      $728(b)    $1,208(b)    $1,615(b)     $2,876(c)
 Class C                                      $328(b)    $  808       $1,415        $3,057
 Class I                                      $119       $  463       $  831        $1,869
 Class R5                                     $124       $  479       $  858        $1,924


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                  $719        $1,123       $1,552        $2,745
 Class B                                     $228        $  808       $1,415        $2,876(b)
 Class C                                     $228        $  808       $1,415        $3,057
 Class I                                     $119        $  463       $  831        $1,869
 Class R5                                    $124        $  479       $  858        $1,924


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                              EQUITY FUND -- 2008 PROSPECTUS 11P

RIVERSOURCE 130/30 U.S. EQUITY FUND

THE FUND

OBJECTIVE

RiverSource 130/30 U.S. Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets (including any borrowings for investment purposes) are invested in equity securities of U.S. companies. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold long and short positions in both growth and value companies, and at times may favor growth or value based on available opportunities. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 130% long exposure and 30% short exposure, however, actual exposure will vary over time based on factors such as market movements and the investment manager's assessment of market conditions. Based on these factors, the Fund's long exposure may range between 80% and 140%, and the Fund's short exposure may range between 0% and 40%. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

When the Fund makes a short sale, the cash proceeds of the sale are pledged to the broker affecting the sale and held in a segregated account with the Fund's custodian in order to secure the Fund's obligation to cover the short position. However, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities. When the Fund does this it is required to pledge other liquid securities it owns in order to meet its obligations with the broker.

In addition to individual stocks, the investment manager may use exchange traded funds (ETFs), and certain derivative instruments, including equity swaps, futures, options, forward contracts and structured notes. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

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12P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

INVESTMENT PROCESS

The investment manager employs separate qualitative processes in optimizing for growth and value, seeking to identify securities that offer the greatest promise for out-performance (long positions) and securities with the greatest promise for underperformance (short positions). When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and sells short companies it believes are experiencing or will experience negative changes that will cause their stock prices to fall. The investment manager selects these companies based, among other factors, on its relative consideration of:

- Effectiveness of management.

- Financial strength.

- Competitive market or product position.

- Technological advantage (or disadvantage) relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but that are believed to have good prospects for capital appreciation, and sells short companies it believes are experiencing or will experience negative changes that will cause their stock prices to fall. The investment manager selects these companies based, among other factors, on its relative consideration of:

- The stability, anticipated stability, or prospects for improvement of underlying fundamentals of a company.

- Whether a company is undervalued (overvalued), based on consideration of certain empirical evidence such as:

  - One or more of the company's ratios, such as price-to-earnings or price-to-cash flow, is low (high) relative to the general market, or has a yield that exceeds (trails) the market;

  - One or more of the company's valuation ratios is low (high) relative to historical levels for the stock;

  - One or more of the company's valuation ratios or other financial measures make that stock attractive (unattractive) relative to its peers; or

  - The relative intrinsic value of the company, as identified by the investment manager, suggests the company is not properly valued.

The investment manager may sell a long position or close out a short position for several reasons, such as to secure gains (security has reached the investment manager's price objective and/or earnings or growth expectations), limit losses (minimize potential losses due to unanticipated market movement) or redeploy assets into opportunities believed to be more promising than others.

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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 13P

In addition to selling securities short that the investment manager believes have the greatest promise for underperformance, the investment manager may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund's active long and short positions, or through evolutionary or unrelated changes in the market which may introduce new potential risks to the Fund.

PRINCIPAL RISKS

The Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund's potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the investment manager will produce the desired results.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

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14P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

SHORT SELLING RISK. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.


In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 15P

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including hedging risk, correlation risk and liquidity risk.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

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16P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and mid-sized companies often involve greater risks than investments in larger, more established companies because small and mid-sized companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund's shares became available to the public on Oct. 18, 2007.


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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 17P

When available, the Fund intends to compare its performance to the performance of the Russell 1000(R) Index, an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

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18P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's annualized expenses for the most recent fiscal period, adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                    CLASS I
                                                   CLASS A    CLASS B    CLASS C    CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)                5.75%(a)   None       None        None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time of
 purchase)                                           None        5%         1%        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                             CLASS A    CLASS B    CLASS C
 Management fees(b)                                           0.95%      0.95%      0.95%
 Distribution (12b-1) fees                                    0.25%      1.00%      1.00%
 Other expenses
  Dividend and interest expenses on securities sold
  short(c)                                                    0.57%      0.57%      0.57%
  Remainder of other expenses(d)                              1.38%      1.40%      1.38%
 Total other expenses                                         1.95%      1.97%      1.95%
 Total annual fund operating expenses                         3.15%      3.92%      3.90%
 Fee waiver/expense reimbursement                             1.08%      1.10%      1.08%
 Total annual (net) fund operating expenses(e)                2.07%      2.82%      2.82%
 Acquired fund fees and expenses(f)                           0.03%      0.03%      0.03%
 Total fund and acquired fund fees and expenses(f)            2.10%      2.85%      2.85%




                                                                CLASS I    CLASS R5
 Management fees(b)                                              0.95%      0.95%
 Distribution (12b-1) fees                                       0.00%      0.00%
 Other expenses
  Dividend and interest expenses on securities sold short(c)     0.57%      0.57%
  Remainder of other expenses(d)                                 1.14%      1.19%
 Total other expenses                                            1.71%      1.76%
 Total annual fund operating expenses                            2.66%      2.71%
 Fee waiver/expense reimbursement                                0.93%      0.93%
 Total annual (net) fund operating expenses(e)                   1.73%      1.78%
 Acquired fund fees and expenses(f)                              0.03%      0.03%
 Total fund and acquired fund fees and expenses(f)               1.76%      1.81%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 19P

(b) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Russell 1000 Index. See "Fund Management and Compensation" for more information.

(c) Dividends on short sales are the dividends paid to the lenders of the borrowed securities. The expenses relating to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the size of any such dividends. Interest expenses on short sales are amounts paid to a broker when the proceeds of the short sale are released to the Fund so that it can purchase additional long securities.


(d) Remainder of other expenses includes an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee and other nonadvisory expenses.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding dividend and interest expenses on securities sold short fees and expenses of other affiliated and unaffiliated mutual funds (acquired funds), and certain other expenses as outlined in the Fund's SAI or as may be approved by the Fund's Board of Trustees), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.16% for Class I and 1.21% for Class R5.


(f) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.


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20P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $776       $1,404       $2,056        $3,793
 Class B                                      $788(b)    $1,504(b)    $2,137(b)     $3,932(c)
 Class C                                      $388(b)    $1,100       $1,929        $4,082
 Class I                                      $179       $  748       $1,343        $2,958
 Class R5                                     $184       $  763       $1,368        $3,007


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $776       $1,404       $2,056        $3,793
 Class B                                      $288       $1,104       $1,937        $3,932(b)
 Class C                                      $288       $1,100       $1,929        $4,082
 Class I                                      $179       $  748       $1,343        $2,958
 Class R5                                     $184       $  763       $1,368        $3,007


(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 21P

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

THE FUND

OBJECTIVE

RiverSource Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.



The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.


The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.

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22P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

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        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 23P

                                                      FUND -- 2008 PROSPECTUS

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

QUANTITATIVE MODEL RISK. The quantitative methodology employed by the investment manager has been tested using historical market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

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24P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK. The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

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        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 25P

                                                      FUND -- 2008 PROSPECTUS

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


RISKS OF INVESTING IN AFFILIATED MONEY MARKET FUND. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to exceed 0.01% of the Fund's average daily net assets, they will be reflected in the Fund's Annual Operating Expenses set forth in the table under "Fees and Expenses." Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund, which include:



     ACTIVE MANAGEMENT RISK. The affiliated money market fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, the affiliated money market fund could underperform other mutual funds with similar investment objectives.



     CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the affiliated money market fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.



     CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or


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26P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2008 PROSPECTUS a note. If the affiliated money market fund purchases unrated securities, or if the rating of a security is reduced after purchase, the affiliated money market fund will depend on the investment manager's analysis of credit risk more heavily than usual.



     REINVESTMENT RISK. Reinvestment risk is the risk that the affiliated money market fund will not be able to reinvest income or principal at the same rate it currently is earning.


PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on June 15, 2006.


When available, the Fund intends to compare its performance to the Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, representing the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.


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        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 27P

                                                      FUND -- 2008 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                                                   CLASS
                                                                                   R4(b)
                                                                                  CLASS R5
                                                 CLASS A    CLASS B    CLASS C    CLASS W
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)              3.00%(a)   None       None         None
 Maximum deferred sales charge (load) imposed
 on sales
 (as a percentage of offering price at time
 of purchase)                                      None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                   CLASS A    CLASS B    CLASS C    CLASS W
 Management fees                                    0.89%      0.89%      0.89%      0.89%
 Distribution (12b-1) fees                          0.25%      1.00%      1.00%      0.25%
 Other expenses(c)                                  0.22%      0.21%      0.23%      0.40%
 Total annual fund operating expenses               1.36%      2.10%      2.12%      1.54%
 Fee waiver/expense reimbursement                   0.00%      0.00%      0.00%      0.00%
 Total annual (net) fund operating expenses(d)      1.36%      2.10%      2.12%      1.54%


                                                                     CLASS
                                                         CLASS I     R4(b)        CLASS R5
 Management fees                                          0.89%       0.89%        0.89%
 Distribution (12b-1) fees                                0.00%       0.00%        0.00%
 Other expenses(c)                                        0.18%       0.50%        0.17%
 Total annual fund operating expenses                     1.07%       1.39%        1.06%
 Fee waiver/expense reimbursement                         0.00%       0.04%        0.00%
 Total annual (net) fund operating expenses(d)            1.07%       1.35%        1.06%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."
(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

(c) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses and, a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investment will vary.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 1.47% for Class A, 2.23% for Class B, 2.22% for Class C, 1.17% for Class I, 1.35% for Class R4, 1.22% for Class R5 and 1.62% for Class W.

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28P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
    CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $434       $  718       $1,023        $1,891
 Class B                                      $713(b)    $1,058(b)    $1,330(b)     $2,246(c)
 Class C                                      $315(b)    $  664       $1,140        $2,456
 Class I                                      $109       $  341       $  591        $1,310
 Class R4                                     $137       $  436       $  758        $1,670
 Class R5                                     $108       $  337       $  586        $1,299
 Class W                                      $157       $  487       $  840        $1,840

(a)  Includes a 3.00% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $434        $718        $1,023        $1,891
 Class B                                      $213        $658        $1,130        $2,246(b)
 Class C                                      $215        $664        $1,140        $2,456
 Class I                                      $109        $341        $  591        $1,310
 Class R4                                     $137        $436        $  758        $1,670
 Class R5                                     $108        $337        $  586        $1,299
 Class W                                      $157        $487        $  840        $1,840

(a)  Includes a 3.00% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                                         CURRENCY AND INCOME 29P
                                                      FUND -- 2008 PROSPECTUS

REFERENCES TO THE "FUND" THROUGHOUT THE REMAINDER OF THE PROSPECTUS REFER TO RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND, RIVERSOURCE 130/30 U.S. EQUITY FUND AND RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND SINGULARLY OR COLLECTIVELY AS THE CONTEXT REQUIRES.

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including for RiverSource Absolute Return Currency and Income Fund, investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Investment in ETFs is a principal investment strategy for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund. Although ETFs are generally designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.



Unusual Market Conditions. During unusual market conditions, each of RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund may temporarily invest more of its assets in money market securities, and RiverSource Absolute Return Currency and Income Fund may temporarily have less exposure to forward currency contracts than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


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30P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors/Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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                RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS 31P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

RIVERSOURCE 130/30 U.S. EQUITY FUND


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal period based on the Fund's average daily net assets was the following:



                                                          MANAGEMENT FEE FOR
                                                          FISCAL PERIOD ENDED
FUND                                                        APRIL 30, 2008
 RiverSource 120/20 Contrarian Equity Fund                       0.95%
 RiverSource 130/30 U.S. Equity Fund                             0.95%



Beginning Nov. 1, 2009, the management fee will include an adjustment under the terms of a performance incentive adjustment arrangement under the Agreement. For RiverSource 120/20 Contrarian Equity Fund, the adjustment will be computed by comparing the Fund's performance to the performance of the Russell 3000 Index. For RiverSource 130/30 U.S. Equity Fund, the adjustment will be computed by comparing the Fund's performance to the performance of the Russell 1000 Index. In certain circumstances, the Fund's Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.50% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's annual or semiannual report to shareholders.


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32P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.89% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

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                RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS 33P

RIVERSOURCE 130/30 U.S. EQUITY FUND

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School at University of Pennsylvania.

Messrs. Ewing and Thakore are responsible for the direct, day-to-day management of the Fund, constructing a portfolio of long and short positions based on investment processes designed to identify the best value and growth opportunities. In making investment decisions for the portfolio, they draw from their own ideas as well as those from a team of research analysts they oversee who support the investment processes by contributing both long and short investment ideas for potential implementation in the portfolio.

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2006.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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34P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 PROSPECTUS

FINANCIAL HIGHLIGHTS FOR RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND



THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL PERIOD ENDED APRIL 30, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                              EQUITY FUND -- 2008 PROSPECTUS 35P

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.83
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .04
Net gains (losses) (both realized and unrealized)                (2.59)
----------------------------------------------------------------------
Total from investment operations                                 (2.55)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                             (.03)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.25
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $36
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      2.01%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.50%(f)
----------------------------------------------------------------------
Net investment income (loss)                                      .40%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                            23%
----------------------------------------------------------------------
Total return(i)                                                (12.87%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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36P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
    EQUITY FUND -- 2008 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                 2008(B)
Net asset value, beginning of period                            $19.83
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                   (.03)
Net gains (losses) (both realized and unrealized)                (2.58)
----------------------------------------------------------------------
Total from investment operations                                 (2.61)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                             (.02)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.20
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $2
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      2.76%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       2.25%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     (.25%)(f)
----------------------------------------------------------------------
Portfolio turnover rate                                            23%
----------------------------------------------------------------------
Total return(i)                                                (13.17%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                              EQUITY FUND -- 2008 PROSPECTUS 37P

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.83
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                   (.03)
Net gains (losses) (both realized and unrealized)                (2.59)
----------------------------------------------------------------------
Total from investment operations                                 (2.62)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                             (.02)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.19
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      2.76%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       2.25%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     (.27%)(f)
----------------------------------------------------------------------
Portfolio turnover rate                                            23%
----------------------------------------------------------------------
Total return(i)                                                (13.21%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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38P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
    EQUITY FUND -- 2008 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                 2008(B)
Net asset value, beginning of period                            $19.83
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .07
Net gains (losses) (both realized and unrealized)                (2.59)
----------------------------------------------------------------------
Total from investment operations                                 (2.52)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                             (.03)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.28
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $9
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)      1.62%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)       1.20%(f)
----------------------------------------------------------------------
Net investment income (loss)                                      .81%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                            23%
----------------------------------------------------------------------
Total return(i)                                                (12.69%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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      RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
                                              EQUITY FUND -- 2008 PROSPECTUS 39P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.83
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .07
Net gains (losses) (both realized and unrealized)                (2.60)
----------------------------------------------------------------------
Total from investment operations                                 (2.53)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                             (.03)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.27
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)    1.65%(g)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)     1.25%(g)
----------------------------------------------------------------------
Net investment income (loss)                                    .76%(g)
----------------------------------------------------------------------
Portfolio turnover rate                                            23%
----------------------------------------------------------------------
Total return(i)                                                (12.75%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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40P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 120/20 CONTRARIAN
    EQUITY FUND -- 2008 PROSPECTUS

FINANCIAL HIGHLIGHTS FOR RIVERSOURCE
130/30 U.S. EQUITY FUND



THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL PERIOD ENDED APRIL 30, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


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     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 41P

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.68
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .20
Net gains (losses) (both realized and unrealized)                (2.73)
----------------------------------------------------------------------
Total from investment operations                                 (2.53)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.06)
Distributions from realized gains                                 (.03)
----------------------------------------------------------------------
Total distributions                                               (.09)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.06
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $10
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on securities
 sold short)(d),(e)                                              3.15%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (including
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               2.09%(f)
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on securities
 sold short)(d),(e)                                              2.56%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (excluding
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               1.50%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     2.15%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                           118%
----------------------------------------------------------------------
Total return(i)                                                (12.89%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


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42P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                 2008(B)
Net asset value, beginning of period                            $19.68
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .13
Net gains (losses) (both realized and unrealized)                (2.73)
----------------------------------------------------------------------
Total from investment operations                                 (2.60)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.05)
Distributions from realized gains                                 (.03)
----------------------------------------------------------------------
Total distributions                                               (.08)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.00
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $1
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on securities
 sold short)(d),(e)                                              3.92%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (including
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               2.84%(f)
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on securities
 sold short)(d),(e)                                              3.34%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (excluding
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               2.25%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     1.44%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                           118%
----------------------------------------------------------------------
Total return(i)                                                (13.24%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------


     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 43P

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.68
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .14
Net gains (losses) (both realized and unrealized)                (2.74)
----------------------------------------------------------------------
Total from investment operations                                 (2.60)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.04)
Distributions from realized gains                                 (.03)
----------------------------------------------------------------------
Total distributions                                               (.07)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.01
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on securities
 sold short)(d),(e)                                              3.90%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (including
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               2.83%(f)
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on securities
 sold short)(d),(e)                                              3.32%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (excluding
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               2.25%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     1.49%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                           118%
----------------------------------------------------------------------
Total return(i)                                                (13.24%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------


44P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                 2008(B)
Net asset value, beginning of period                            $19.68
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .19
Net gains (losses) (both realized and unrealized)                (2.70)
----------------------------------------------------------------------
Total from investment operations                                 (2.51)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.06)
Distributions from realized gains                                 (.03)
----------------------------------------------------------------------
Total distributions                                               (.09)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.08
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $9
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on securities
 sold short)(d),(e)                                              2.66%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (including
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               1.75%(f)
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on securities
 sold short)(d),(e)                                              2.10%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (excluding
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               1.20%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     1.96%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                           118%
----------------------------------------------------------------------
Total return(i)                                                (12.77%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------


     RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
                                                     FUND -- 2008 PROSPECTUS 45P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                                  2008(B)
Net asset value, beginning of period                            $19.68
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                    .18
Net gains (losses) (both realized and unrealized)                (2.69)
----------------------------------------------------------------------
Total from investment operations                                 (2.51)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.06)
Distributions from realized gains                                 (.03)
----------------------------------------------------------------------
Total distributions                                               (.09)
----------------------------------------------------------------------
Net asset value, end of period                                  $17.08
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $--
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on securities
 sold short)(d),(e)                                              2.71%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (including
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               1.81%(f)
----------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on securities
 sold short)(d),(e)                                              2.15%(f)
----------------------------------------------------------------------
Net expenses after expense waiver/reimbursement (excluding
 dividend and interest expenses on securities sold
 short)(e),(g),(h)                                               1.25%(f)
----------------------------------------------------------------------
Net investment income (loss)                                     1.90%(f)
----------------------------------------------------------------------
Portfolio turnover rate                                           118%
----------------------------------------------------------------------
Total return(i)                                                (12.78%)(j)
----------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.


(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------


46P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE 130/30 U.S. EQUITY
    FUND -- 2008 PROSPECTUS

FINANCIAL HIGHLIGHTS FOR RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTION). THE INFORMATION FOR THE FISCAL YEAR ENDED OCT. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THE PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIOD ENDED ON OCT. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.


--------------------------------------------------------------------------------


        RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN
                                 CURRENCY AND INCOME FUND -- 2008 PROSPECTUS 47P

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .41(c)         .12
Net gains (losses) (both realized and
 unrealized)                                .57            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .98            .23
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.39)          (.12)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.49)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $9            $10
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.59%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.36%          1.37%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.98%          3.89%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.96%(i)       2.37%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------


48P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .93            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.10%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.10%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.26%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.38%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------


RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS 49P

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.09          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .34(c)         .09
Net gains (losses) (both realized and
 unrealized)                                .58            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .92            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.34)          (.09)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.57         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.12%          2.38%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              2.12%          2.16%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.42%          3.11%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           9.37%(i)       2.16%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is and before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------


50P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007           2006(B)
Net asset value, beginning of period     $10.10          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .44(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.03            .25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.44)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.54)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59         $10.10
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $122            $68
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.07%          1.34%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.07%          1.12%(f),(g)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.34%          4.37%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.49%(i)       2.56%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------


RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS 51P

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,               2007        2006(B)
Net asset value, beginning of period     $10.09          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .42(c)         .13
Net gains (losses) (both realized and
 unrealized)                                .59            .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.42)          (.13)
Distributions from realized gains          (.10)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.13)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.09
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%          1.45%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.31%          1.23%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.13%          4.04%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%            12%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.27%(i)       2.42%(j)
-----------------------------------------------------------------------------------------------------------

 * Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(j)  Not annualized.

--------------------------------------------------------------------------------


52P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,            2007(B)
Net asset value, beginning of period     $10.58
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02
Net gains (losses) (both realized and
 unrealized)                                .03
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)
Distributions from realized gains            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.59
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.06%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.43%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .44%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------


RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS 53P

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT 31,             2007(B)
Net asset value, beginning of period     $10.13
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .36
Net gains (losses) (both realized and
 unrealized)                                .55
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.36)
Distributions from realized gains          (.10)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.46)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.58
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.54%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.88%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.21%(h),(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(i)  Not annualized.

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54P RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 PROSPECTUS

RIVERSOURCE COMPLEX OF FUNDS



THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."


BUYING AND SELLING SHARES


The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.


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S-6400-2                                                                     S.1

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH CLASSES ARE CURRENTLY OFFERED FOR THESE FUNDS.)


INVESTMENT OPTIONS SUMMARY




                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)(d)  all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------



(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.


(b) For each of Class A, Class B, Class C and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going


--------------------------------------------------------------------------------

S.2
     basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.


(d) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource fund.


DISTRIBUTION AND SERVICE FEES


The distribution and shareholder servicing fees for Class A, Class B, Class C and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly and indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class W shares sold and held through them. For Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.


PLAN ADMINISTRATION FEE


Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R4 shares is equal on an annual basis to 0.25% of assets attributable to the class.


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                                                                             S.3

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES


Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another RiverSource fund, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and no new purchases of Class C shares will be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.



Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.



Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.


CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R4 AND CLASS R5 SHARES.

The following eligible institutional investors may purchase Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

--------------------------------------------------------------------------------

S.4

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).


- Bank Trust departments.


Class R4 and Class R5 shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R4 and Class R5 shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.


IN ADDITION, FOR CLASS I, CLASS R4, CLASS R5 AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.


For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE


Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.


--------------------------------------------------------------------------------

                                                                             S.5

SALES CHARGE* FOR CLASS A SHARES:

For RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

For RiverSource Absolute Return Currency and Income Fund

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      3.00%               3.09%                2.50%
 $50,000 -- $99,999                 3.00                3.09                 2.50
 $100,000 -- $249,999               2.50                2.56                 2.15
 $250,000 -- $499,999               2.00                2.04                 1.75
 $500,000 -- $999,999               1.50                1.52                 1.25
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.


INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


- Your current investment in a fund; and

--------------------------------------------------------------------------------

S.6

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.


The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;


- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;


- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

--------------------------------------------------------------------------------

                                                                             S.7

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


For more information on rights of accumulation, please see the SAI.


INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.



Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.



Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.


INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

--------------------------------------------------------------------------------

S.8

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


-retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.



- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.


- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.


--------------------------------------------------------------------------------

                                                                             S.9

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.


Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.


FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.


--------------------------------------------------------------------------------

S.10

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS I, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.


--------------------------------------------------------------------------------

                                                                            S.11

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.


METHODS OF PURCHASING SHARES


These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.



CLASS B OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES.



ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION


ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------


ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.12

BY MAIL (CONT.)
                    Mail your check and completed application to:


                    REGULAR MAIL   RIVERSOURCE FUNDS

                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041


                    EXPRESS MAIL   RIVERSOURCE FUNDS

                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809


                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------


BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.


                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.13

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                            FOR ALL FUNDS,
                                                            CLASSES AND
                                                            ACCOUNTS          CLASS W
-------------------------------------------------------------------------------------
INITIAL INVESTMENT                                          $10,000           $500
-------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                      $100              None
-------------------------------------------------------------------------------------
ACCOUNT BALANCE*                                            $5,000            $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                            FOR ALL FUNDS,
                                                            CLASSES AND
                                                            ACCOUNTS          CLASS W
-------------------------------------------------------------------------------------
INITIAL INVESTMENT                                          $10,000           $500
-------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                                      $100              None
-------------------------------------------------------------------------------------
ACCOUNT BALANCE**                                           $5,000            $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.


IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.


--------------------------------------------------------------------------------
S.14

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:


                    REGULAR MAIL   RIVERSOURCE FUNDS

                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041


                    EXPRESS MAIL   RIVERSOURCE FUNDS

                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.15

BY MAIL (CONT.)
                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
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BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
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BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.16

BY WIRE OR ACH
(CONT.)
                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------


EXCHANGES



Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.



SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.


FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

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                                                                            S.17

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:



- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.



-The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution, authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.


- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

--------------------------------------------------------------------------------

S.18

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of the Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


The fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

--------------------------------------------------------------------------------

                                                                            S.19

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.


The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.



When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities, small cap stocks, high yield bonds or tax-exempt securities that may trade infrequently, fair valuation may be used more frequently than for other funds. RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.


Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely those funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it.


--------------------------------------------------------------------------------
S.20

Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.



Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

--------------------------------------------------------------------------------

                                                                            S.21

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.



Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.



Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.



Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.


IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES


Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.


ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

--------------------------------------------------------------------------------

S.22

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Ameriprise Trust Company), provides custody services to RiverSource Absolute Return Currency and Income Fund. The Bank of New York (BNY), One Wall Street, New York, New York, 10286, provides custody services to RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund. In addition, Ameriprise Trust Company and BNY are paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.


Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to

--------------------------------------------------------------------------------
                                                                            S.23
financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and

--------------------------------------------------------------------------------

S.24
its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.



These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.


Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

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                                                                            S.25

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.


The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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S.26

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.



CASH RESERVES. RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund may invest daily cash balances in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. RiverSource Absolute Return Currency and Income Fund may, in addition to investing its daily cash balance, invest a higher percentage of its assets in Short Term Cash Fund, as an alternative to investing directly in short-duration debt obligations, as part of its principal investment strategy. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to


--------------------------------------------------------------------------------
                                                                            S.27
the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.


LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.


RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.



Investment Company File #



RiverSource 120/20 Contrarian Equity Fund 811-21852



RiverSource 130/30 U.S. Equity Fund 811-21852



RiverSource Absolute Return Currency and Income Fund 811-5696



TICKER SYMBOL
RiverSource 120/20 Contrarian Equity Fund
Class A: RCEAX        Class B: --           Class C: RECCX
Class I: --           Class R5: RCERX
RiverSource 130/30 U.S. Equity Fund
Class A: RUSAX        Class B: --           Class C: RUSCX
Class I: --           Class R5: RUSRX
RiverSource Absolute Return Currency and Income Fund
Class A: RARAX        Class B: --           Class C: RARCX        Class I: RVAIX
Class R5: RARRX       Class W: RACWX



(RIVERSOURCE INVESTMENTS LOGO)                                S-6502-99 F (6/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE




RETIREMENT PLUS SERIES


JUNE 27, 2008


THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.


RiverSource Retirement Plus 2010 Fund
RiverSource Retirement Plus 2015 Fund
RiverSource Retirement Plus 2020 Fund
RiverSource Retirement Plus 2025 Fund
RiverSource Retirement Plus 2030 Fund
RiverSource Retirement Plus 2035 Fund
RiverSource Retirement Plus 2040 Fund
RiverSource Retirement Plus 2045 Fund

Classes A, R2, R3, R4, R5 and Y

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the
adequacy of this prospectus.
Any representation to the contrary is
a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See
"Buying and Selling Shares" for more
information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUNDS...................................................      3P
Objectives..................................................      3p
Principal Investment Strategies.............................      4p
Principal Risks.............................................      7p
Past Performance............................................      9p
Fees and Expenses...........................................     18p
Other Investment Strategies and Risks.......................     29p
Fund Management and Compensation............................     30p
FINANCIAL HIGHLIGHTS........................................     31P
BUYING AND SELLING SHARES...................................     S.1
   Description of Share Classes.............................     S.1
      Investment Options -- Classes of Shares...............     S.1
      Sales Charges.........................................     S.2
      Opening an Account....................................     S.4
   Exchanging or Selling Shares.............................     S.6
      Exchanges.............................................     S.7
      Selling Shares........................................     S.8
VALUING FUND SHARES.........................................     S.9
DISTRIBUTIONS AND TAXES.....................................     S.9
GENERAL INFORMATION.........................................    S.10
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND
   STRATEGIES...............................................     A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS.......................     B.1



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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2P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

THE FUNDS

OBJECTIVES


THIS PROSPECTUS DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. EACH FUND SEEKS TO PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION, CONSISTENT WITH ITS CURRENT ASSET ALLOCATION. BECAUSE ANY INVESTMENT INVOLVES RISK, THERE IS NO ASSURANCE A FUND'S OBJECTIVE CAN BE ACHIEVED. ONLY SHAREHOLDERS CAN CHANGE THE FUND'S OBJECTIVE.


  RIVERSOURCE RETIREMENT PLUS 2010 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010

  RIVERSOURCE RETIREMENT PLUS 2015 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015

  RIVERSOURCE RETIREMENT PLUS 2020 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020

  RIVERSOURCE RETIREMENT PLUS 2025 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025

  RIVERSOURCE RETIREMENT PLUS 2030 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030

  RIVERSOURCE RETIREMENT PLUS 2035 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035

  RIVERSOURCE RETIREMENT PLUS 2040 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040

  RIVERSOURCE RETIREMENT PLUS 2045 FUND is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045


RiverSource Retirement Plus 2010 Fund (2010 Fund), RiverSource Retirement Plus 2015 Fund (2015 Fund), RiverSource Retirement Plus 2020 Fund (2020 Fund), RiverSource Retirement Plus 2025 Fund (2025 Fund), RiverSource Retirement Plus 2030 Fund (2030 Fund), RiverSource Retirement Plus 2035 Fund (2035 Fund), RiverSource Retirement Plus 2040 Fund (2040 Fund), RiverSource Retirement Plus 2045 Fund (2045 Fund) are singularly and collectively, where the context requires, referred to as either the Fund, each Fund or the Funds. The RiverSource funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.


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                        RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 3P

PRINCIPAL INVESTMENT STRATEGIES

The Funds are intended for investors who prefer to have asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.


The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes in an effort to achieve the Fund's objective of providing a high total return through a combination of current income and capital appreciation, by actively managing the Fund's assets during the accumulation years (the years before retirement), as well as (plus) during the retirement years (the years after retirement). Each Fund is managed for investors planning to retire or to begin withdrawing portions of their investment in the Fund's target year. For example, 2030 Fund is designed for investors planning to retire or to begin withdrawing assets around the year 2030. The Funds differ primarily due to their asset allocations among different types of underlying funds.


The investment manager follows a three-step investment process for each Fund: 1) Develop a neutral asset allocation; 2) Perform tactical asset class allocation; and 3) Select investment categories and invest in underlying funds.

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR "GLIDE PATH")

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund's "Glide Path." The allocations reflected in Table 1 below are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

Each Fund's neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 15 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 50% of the Fund's assets at the target date and approximately 25% of assets 25 years after the target retirement date. Choosing a Fund targeting an earlier date represents a more conservative choice; choosing a Fund targeting a later date represents a more aggressive choice.

Table 1 shows the Glide Path, and illustrates how the allocation among various equity and fixed income asset classes changes over time.

      TABLE 1: NEUTRAL ASSET ALLOCATION OVER TIME "GLIDE PATH"

(LINE CHART)


US Investment Grade
  Bonds               15.0%  15.0%  15.0%  15.0%  15.0%  15.0%  22.5%  30.0%  37.5%  41.3%  45.0%  48.8%  52.5%  56.3%  56.3%
Int'l Bonds            1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Emerging Markets
  Bonds                1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
US High Yield Bonds    1.0%   1.0%   1.0%   1.0%   1.0%   1.0%   1.5%   2.0%   2.5%   2.8%   3.0%   3.3%   3.5%   3.8%   3.8%
Cash Equivalents /
  TIPS / Alternative
  Investment
  Strategies           2.0%   2.0%   2.0%   2.0%   2.0%   2.0%   3.0%   4.0%   5.0%   5.5%   6.0%   6.5%   7.0%   7.5%   7.5%
Emerging Markets
  Equities             4.0%   4.0%   4.0%   4.0%   4.0%   4.0%   3.5%   3.0%   2.5%   2.3%   2.0%   1.8%   1.5%   1.3%   1.3%
Int'l Developed
  Equities            16.0%  16.0%  16.0%  16.0%  16.0%  16.0%  14.0%  12.0%  10.0%   9.0%   8.0%   7.0%   6.0%   5.0%   5.0%
US MidSmall Cap
  Equities             8.0%   8.0%   8.0%   8.0%   8.0%   8.0%   7.0%   6.0%   5.0%   4.5%   4.0%   3.5%   3.0%   2.5%   2.5%
US Large Cap
  Equities            52.0%  52.0%  52.0%  52.0%  52.0%  52.0%  45.5%  39.0%  32.5%  29.3%  26.0%  22.8%  19.5%  16.3%  16.3%
                        40     35     30     25     20     15     10      5      0      5     10     15     20     25     30
                                              Years Before                                         Years After
                      ------------------------------------------------------------   ---------------------------------------
                                                              Target Retirement Date


                                      LOGO

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4P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

Based on the investment manager's analysis of capital markets and other factors described above, the investment manager currently intends to invest in 11 different investment categories. The fixed income investment categories include:
U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), alternative investment strategies, international bonds, emerging markets bonds, U.S. high yield bonds and cash equivalents. The equity investment categories currently include: emerging markets equities, international developed equities, U.S. mid and small cap equities and U.S. large cap equities.


The investment manager may choose to modify the Funds' neutral asset allocations, based on its analysis of changes in capital markets and/or longevity. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently.

PERFORMING TACTICAL ASSET ALLOCATION

The investment manager uses proprietary, quantitative models to determine how each Fund's current allocations will differ from the neutral asset allocation. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models' recommendations. Typically, tactical asset allocation changes will be made monthly to refine each Fund's positioning.

In making these tactical asset allocation changes, the investment manager will keep each Fund's asset allocations within certain asset class ranges. The current ranges are shown in Table 2 below.

                      TABLE 2. ASSET CLASS RANGES BY FUND


                                                                                    ASSET CLASS
                                                             TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             FIXED INCOME, CASH AND
FUND                                                              EQUITY                ALTERNATIVE INVESTMENT STRATEGIES
 2010 Fund                                                        36-68%                             32-64%
 2015 Fund                                                        46-78%                             22-54%
 2020 Fund                                                        56-88%                             12-44%
 2025 Fund                                                        65-95%                              5-35%
 2030 Fund                                                        65-95%                              5-35%
 2035 Fund                                                        65-95%                              5-35%
 2040 Fund                                                        65-95%                              5-35%
 2045 Fund                                                        65-95%                              5-35%


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                        RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 5P

CHOOSING INVESTMENT CATEGORIES AND INVESTING IN UNDERLYING FUNDS

After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds.

                  TABLE 3. INVESTMENT CATEGORY RANGES BY FUND

                                                                                                 FUND
 ASSET CLASS                                                          TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS
(TARGET RANGES
 SET FORTH IN   INVESTMENT                                            2010        2015        2020        2025        2030
   TABLE 2)     CATEGORY              ELIGIBLE UNDERLYING FUND        FUND        FUND        FUND        FUND        FUND
 FIXED INCOME,  U.S. Investment       RiverSource Diversified Bond    0-64%       0-54%       0-44%       0-35%       0-35%
 CASH AND       Grade Bonds           Fund
 ALTERNATIVE
 INVESTMENT
 STRATEGIES
                TIPS                  RiverSource Inflation           0-64%       0-54%       0-44%       0-35%       0-35%
                                      Protected Securities Fund
                International Bonds   RiverSource Global Bond Fund    0-64%       0-54%       0-44%       0-35%       0-35%
                Emerging Markets      RiverSource Emerging Markets    0-64%       0-54%       0-44%       0-35%       0-35%
                Bonds                 Bond Fund
                U.S. High Yield       RiverSource High Yield Bond     0-64%       0-54%       0-44%       0-35%       0-35%
                Bonds                 Fund
                Cash Equivalents      RiverSource Cash Management     0-64%       0-54%       0-44%       0-35%       0-35%
                                      Fund
                Alternative           RiverSource Absolute Return     0-64%       0-54%       0-44%       0-35%       0-35%
                Investment            Currency and Income Fund
                Strategies
 EQUITY         Emerging Markets      RiverSource Disciplined         0-68%       0-78%       0-88%       0-95%       0-95%
                Equities              International Equity Fund
                International         RiverSource Disciplined         0-68%       0-78%       0-88%       0-95%       0-95%
                Developed Equities    International Equity Fund
                U.S. Mid and Small    RiverSource Disciplined Small   0-68%       0-78%       0-88%       0-95%       0-95%
                Cap Equities          and Mid Cap Equity Fund
                U.S. Large Cap        RiverSource Disciplined Equity  0-68%       0-78%       0-88%       0-95%       0-95%
                Equities              Fund

                              FUND
 ASSET CLASS    TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS
(TARGET RANGES
 SET FORTH IN  INVESTMENT                                             2035        2040        2045
   TABLE 2)    CATEGORY              ELIGIBLE UNDERLYING FUND         FUND        FUND        FUND
 FIXED INCOME, U.S. Investment       RiverSource Diversified Bond     0-35%       0-35%       0-35%
 CASH AND      Grade Bonds           Fund
 ALTERNATIVE
 INVESTMENT
 STRATEGIES
               TIPS                  RiverSource Inflation            0-35%       0-35%       0-35%
                                     Protected Securities Fund
               International Bonds   RiverSource Global Bond Fund     0-35%       0-35%       0-35%
               Emerging Markets      RiverSource Emerging Markets     0-35%       0-35%       0-35%
               Bonds                 Bond Fund
               U.S. High Yield       RiverSource High Yield Bond      0-35%       0-35%       0-35%
               Bonds                 Fund
               Cash Equivalents      RiverSource Cash Management      0-35%       0-35%       0-35%
                                     Fund
               Alternative           RiverSource Absolute Return      0-35%       0-35%       0-35%
               Investment            Currency and Income Fund
               Strategies
 EQUITY        Emerging Markets      RiverSource Disciplined          0-95%       0-95%       0-95%
               Equities              International Equity Fund
               International         RiverSource Disciplined          0-95%       0-95%       0-95%
               Developed Equities    International Equity Fund
               U.S. Mid and Small    RiverSource Disciplined Small    0-95%       0-95%       0-95%
               Cap Equities          and Mid Cap Equity Fund
               U.S. Large Cap        RiverSource Disciplined Equity   0-95%       0-95%       0-95%
               Equities              Fund


The Board of Directors of each Fund has the authority to combine the Funds with other RiverSource Funds without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds' holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.

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6P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

  ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

  UNDERLYING FUND SELECTION RISK. The risk that the selected underlying funds' performance may be poor and may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

  DIVERSIFICATION RISK. Although most of the underlying funds are diversified funds, because each Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

  QUANTITATIVE MODEL RISK. Asset class and underlying fund allocation determinations based on quantitative methods may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable the Funds to achieve their objectives.

  RETIREMENT GOAL RISK. The investor may have different needs than the model anticipates.


RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is expected to become more conservative over time, the risks set forth below are typically greater for funds with target retirement years further in the future. For example, if you invest in 2045 Fund, you will typically have somewhat greater exposure to the risks set forth below than if you invest in 2010 Fund. See Table 3 -- Investment Category Ranges by Fund for the investment categories of the underlying funds. A description of the more common risks to which the underlying funds are subject follows. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.


  ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

  CREDIT RISK. The risk that the issuer of a security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. Rating agencies assign credit ratings to certain debt securities to indicate their credit risk. The price of a debt security generally will fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Non-investment grade securities, commonly called "high-yield" or "junk", may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade securities. A default or expected default of a debt security could also make it difficult for the underlying fund to sell the debt security at a price approximating the value previously placed on it.

  DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative

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                        RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 7P instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, certain underlying funds may be more volatile than a more geographically diversified fund.



INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.



ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.


PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying fund's investments are locked in at a lower rate for a longer period of time.


QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more an underlying fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. In addition, in many instances, the securities of small

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8P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE


The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:



- how the Fund's performance has varied for each full calendar year shown on the bar charts; and



- how the Funds' average annual total returns compare to recognized indexes shown on the tables.



Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Funds have performed in the past (before and after taxes) does not indicate how the Funds will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.



Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.



Table. The table shows total returns from hypothetical investments in Class A, R2, Class R3, Class R4, Class R5 and Class Y shares of the Funds. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:



- the maximum sales charge for Class A shares;



- no sales charge for Class R2, Class R3, Class R4, Class R5 and Class Y shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.



AFTER-TAX RETURNS



After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.



The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


--------------------------------------------------------------------------------

                        RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 9P

--------------------------------------------------------------------------------
                     2010 FUND -- CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.55%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +4.87% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -1.93% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -8.14%.


--------------------------------------------------------------------------------

                     2015 FUND -- CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.69%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +5.55% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -2.42% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -9.17%.


--------------------------------------------------------------------------------

10P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

--------------------------------------------------------------------------------
                     2020 FUND -- CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +6.03%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.20% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -2.79% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -9.91%.


--------------------------------------------------------------------------------
                     2025 FUND -- CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.73%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.39% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.06% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -10.44%.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 11P

--------------------------------------------------------------------------------

                     2030 FUND -- CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.79%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.45% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.06% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -10.38%.


--------------------------------------------------------------------------------

                     2035 FUND -- CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.75%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.50% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.14% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -10.30%.


--------------------------------------------------------------------------------

12P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

--------------------------------------------------------------------------------

                     2040 FUND -- CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.78%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.47% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.09% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -10.30%.


--------------------------------------------------------------------------------

                     2045 FUND -- CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +5.61%
                                                                                                                  2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +6.47% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.07% (quarter ended Dec. 31, 2007).



The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.



The Fund's Class A year-to-date return at March 31, 2008 was -10.27%.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 13P

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                                                               SINCE
                                                                             SINCE           INCEPTION
                                                                           INCEPTION      (CLASSES R2, R3,
                                                              1 YEAR    (CLASSES A & Y)       R4 & R5)
 2010 FUND:
   Class A
      Return before taxes                                      -0.57%        +6.69%(a)           N/A
      Return after taxes on distributions                      -3.27%        +4.14%(a)           N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.33%        +4.43%(a)           N/A
   Class R2
      Return before taxes                                      +5.33%           N/A            +5.66%(b)
   Class R3
      Return before taxes                                      +5.60%           N/A            +5.92%(b)
   Class R4
      Return before taxes                                      +5.86%           N/A            +6.17%(b)
   Class R5
      Return before taxes                                      +5.82%           N/A            +6.24%(b)
   Class Y
      Return before taxes                                      +5.68%       +10.84%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2010 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.96%       +10.46%(c)         +7.13%(d)
 2015 FUND:
   Class A
      Return before taxes                                      -0.40%        +7.40%(a)            N/A
      Return after taxes on distributions                      -2.61%        +5.17%(a)            N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.42%        +5.21%(a)            N/A
   Class R2
      Return before taxes                                      +5.36%           N/A            +5.83%(b)
   Class R3
      Return before taxes                                      +5.62%           N/A            +6.09%(b)
   Class R4
      Return before taxes                                      +5.89%           N/A            +6.34%(b)
   Class R5
      Return before taxes                                      +5.96%           N/A            +6.41%(b)
   Class Y
      Return before taxes                                      +5.95%       +11.63%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2015 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.95%       +10.96%(c)         +7.33%(d)


--------------------------------------------------------------------------------

14P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

                                                                                               SINCE
                                                                             SINCE           INCEPTION
                                                                           INCEPTION      (CLASSES R2, R3,
                                                              1 YEAR    (CLASSES A & Y)       R4 & R5)
 2020 FUND:
   Class A
      Return before taxes                                      -0.08%        +7.90%(a)           N/A
      Return after taxes on distributions                      -2.36%        +5.59%(a)           N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.79%        +5.64%(a)           N/A
   Class R2
      Return before taxes                                      +5.73%          N/A             +6.23%(b)
   Class R3
      Return before taxes                                      +6.00%          N/A             +6.49%(b)
   Class R4
      Return before taxes                                      +6.27%          N/A             +6.74%(b)
   Class R5
      Return before taxes                                      +6.33%          N/A             +6.82%(b)
   Class Y
      Return before taxes                                      +6.23%       +12.18%(a)           N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2020 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.93%       +11.45%(c)         +7.52%(d)
 2025 FUND:
   Class A
      Return before taxes                                      -0.36%        +7.65%(a)           N/A
      Return after taxes on distributions                      -2.44%        +5.56%(a)           N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.58%        +5.53%(a)           N/A
   Class R2
      Return before taxes                                      +5.59%          N/A             +6.05%(b)
   Class R3
      Return before taxes                                      +5.85%          N/A             +6.31%(b)
   Class R4
      Return before taxes                                      +6.12%          N/A             +6.56%(b)
   Class R5
      Return before taxes                                      +6.08%          N/A             +6.63%(b)
   Class Y
      Return before taxes                                      +5.97%       +11.93%(a)           N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2025 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.84%       +11.58%(c)         +7.52%(d)


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 15P

                                                                                               SINCE
                                                                             SINCE           INCEPTION
                                                                           INCEPTION      (CLASSES R2, R3,
                                                              1 YEAR    (CLASSES A & Y)       R4 & R5)
 2030 FUND:
   Class A
      Return before taxes                                      -0.28%        +7.99%(a)            N/A
      Return after taxes on distributions                      -2.30%        +5.92%(a)            N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.65%        +5.83%(a)            N/A
   Class R2
      Return before taxes                                      +5.68%           N/A            +6.13%(b)
   Class R3
      Return before taxes                                      +5.85%           N/A            +6.40%(b)
   Class R4
      Return before taxes                                      +6.11%           N/A            +6.65%(b)
   Class R5
      Return before taxes                                      +6.17%           N/A            +6.72%(b)
   Class Y
      Return before taxes                                      +6.06%       +12.24%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2030 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.84%       +11.58%(c)          +7.52(d)
 2035 FUND:
   Class A
      Return before taxes                                      -0.35%        +7.45%(a)            N/A
      Return after taxes on distributions                      -2.45%        +5.36%(a)            N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.64%        +5.39%(a)            N/A
   Class R2
      Return before taxes                                      +5.61%           N/A            +6.08%(b)
   Class R3
      Return before taxes                                      +5.87%           N/A            +6.34%(b)
   Class R4
      Return before taxes                                      +6.14%           N/A            +6.60%(b)
   Class R5
      Return before taxes                                      +6.20%           N/A            +6.67%(b)
   Class Y
      Return before taxes                                      +6.09%       +11.76%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2035 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.84%       +11.58%(c)         +7.52%(d)


--------------------------------------------------------------------------------

16P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

                                                                                               SINCE
                                                                             SINCE           INCEPTION
                                                                           INCEPTION      (CLASSES R2, R3,
                                                              1 YEAR    (CLASSES A & Y)       R4 & R5)
 2040 FUND:
   Class A
      Return before taxes                                      -0.30%        +7.82%(a)            N/A
      Return after taxes on distributions                      -2.67%        +5.51%(a)            N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.84%        +5.63%(a)            N/A
   Class R2
      Return before taxes                                      +5.47%           N/A            +6.00%(b)
   Class R3
      Return before taxes                                      +5.74%           N/A            +6.26%(b)
   Class R4
      Return before taxes                                      +6.11%           N/A            +6.62%(b)
   Class R5
      Return before taxes                                      +6.18%           N/A            +6.69%(b)
   Class Y
      Return before taxes                                      +5.95%       +12.08%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2040 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.84%       +11.58%(c)         +7.52%(d)
 2045 FUND:
   Class A
      Return before taxes                                      -0.45%        +7.64%(a)            N/A
      Return after taxes on distributions                      -2.67%        +5.48%(a)            N/A
      Return after taxes on distributions and sale of fund
     shares                                                    +0.46%        +5.48%(a)            N/A
   Class R2
      Return before taxes                                      +5.51%           N/A            +6.02%(b)
   Class R3
      Return before taxes                                      +5.78%           N/A            +6.28%(b)
   Class R4
      Return before taxes                                      +6.15%           N/A            +6.64%(b)
   Class R5
      Return before taxes                                      +6.22%           N/A            +6.71%(b)
   Class Y
      Return before taxes                                      +5.92%       +11.93%(a)            N/A
   Russell 3000(R) Index
   (reflects no deduction for fees, expenses or taxes)         +5.14%       +11.06%(c)         +5.89%(d)
   Lehman Brothers Aggregate Bond Index
   (reflects no deduction for fees, expenses or taxes)         +6.97%        +7.82%(c)         +5.84%(d)


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 17P

                                                                                               SINCE
                                                                             SINCE           INCEPTION
                                                                           INCEPTION      (CLASSES R2, R3,
                                                              1 YEAR    (CLASSES A & Y)       R4 & R5)
   MSCI EAFE Index
   (reflects no deduction for fees, expenses or taxes)        +11.63%       +16.99%(c)        +13.90%(d)
   Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees, expenses or taxes)         +4.74%        +4.84%(c)         +4.77%(d)
   Blended 2045 Composite Index
   (reflects no deduction for fees, expenses or taxes)         +6.84%       +11.58%(c)         +7.52%(d)



(a)  Inception date is May 18, 2006.


(b)  Inception date is Dec. 11, 2006.


(c)  Measurement period started June 1, 2006.


(d)  Measurement period started Dec. 1, 2006.



The 2010 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2010 Composite Index.



The 2015 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2015 Composite Index.



The 2020 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2020 Composite Index.



The 2025 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2025 Composite Index.



The 2030 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2030 Composite Index.



The 2035 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2035 Composite Index.



The 2040 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2040 Composite Index.



The 2045 Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended 2045 Composite Index.



The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.



The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.



Each Blended Composite Index is a hypothetical representation of the performance of each Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of each Fund's neutral asset allocation. The following indexes are used when calculating each Blended Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Lehman Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.


FEES AND EXPENSES


Fund investors pay various expenses. The tables below describe the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses (including expenses of the underlying funds) are based on the Fund's most recent fiscal year.


--------------------------------------------------------------------------------

18P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

2010 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                               MAXIMUM SALES CHARGE                         MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                            (LOAD) IMPOSED ON PURCHASES                      IMPOSED ON SALES (AS A PERCENTAGE
                                        (AS A PERCENTAGE OF OFFERING PRICE)                OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                           5.75%(a)                                                None
 Class R2                                            None                                                  None
 Class R3                                            None                                                  None
 Class R4                                            None                                                  None
 Class R5                                            None                                                  None
 Class Y                                             None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                             TOTAL
                                                                                           ANNUAL FUND
                               MANAGEMENT          DISTRIBUTION          OTHER             OPERATING
                                 FEES              (12B-1) FEES        EXPENSES(b)         EXPENSES
 Class A                           0.00%               0.25%               0.59%               0.84%
 Class R2                          0.00%               0.50%               0.68%               1.18%
 Class R3                          0.00%               0.25%               0.68%               0.93%
 Class R4                          0.00%               0.00%               0.68%               0.68%
 Class R5                          0.00%               0.00%               0.42%               0.42%
 Class Y                           0.00%               0.00%               0.58%               0.58%


                                                                                               NET FUND AND
                                                                       ACQUIRED FUND           ACQUIRED FUND
                           FEE WAIVER/         NET ANNUAL              (UNDERLYING FUND)       (UNDERLYING FUND)
                            EXPENSE            FUND OPERATING           FEES AND                 FEES AND
                           REIMBURSEMENT       EXPENSES(c)             EXPENSES(d),(e)         EXPENSES(e)
 Class A                       0.45%                 0.39%                   0.65%                    1.04%
 Class R2                      0.40%                 0.78%                   0.65%                    1.43%
 Class R3                      0.40%                 0.53%                   0.65%                    1.18%
 Class R4                      0.40%                 0.28%                   0.65%                    0.93%
 Class R5                      0.39%                 0.03%                   0.65%                    0.68%
 Class Y                       0.40%                 0.18%                   0.65%                    0.83%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.66% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.05% for Class A, 1.44% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.84% for Class Y.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 19P

2015 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                           TOTAL
                                                                          ANNUAL FUND    FEE WAIVER/      NET ANNUAL
                             MANAGEMENT    DISTRIBUTION     OTHER         OPERATING       EXPENSE         FUND OPERATING
                              FEES         (12B-1) FEES    EXPENSES(b)    EXPENSES       REIMBURSEMENT    EXPENSES(c)
 Class A                       0.00%          0.25%           0.38%          0.63%           0.24%            0.39%
 Class R2                      0.00%          0.50%           0.54%          1.04%           0.26%            0.78%
 Class R3                      0.00%          0.25%           0.55%          0.80%           0.27%            0.53%
 Class R4                      0.00%          0.00%           0.54%          0.54%           0.26%            0.28%
 Class R5                      0.00%          0.00%           0.29%          0.29%           0.26%            0.03%
 Class Y                       0.00%          0.00%           0.45%          0.45%           0.27%            0.18%


                                                NET FUND AND
                           ACQUIRED FUND        ACQUIRED FUND
                           (UNDERLYING FUND)    (UNDERLYING FUND)
                            FEES AND             FEES AND
                           EXPENSES(d),(e)      EXPENSES(e)
 Class A                         0.68%                1.07%
 Class R2                        0.68%                1.46%
 Class R3                        0.68%                1.21%
 Class R4                        0.68%                0.96%
 Class R5                        0.68%                0.71%
 Class Y                         0.68%                0.86%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.69% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.08% for Class A, 1.47% for Class R2, 1.22% for Class R3, 0.97% for Class R4, 0.72% for Class R5 and 0.87% for Class Y.


--------------------------------------------------------------------------------

20P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

2020 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                           TOTAL ANNUAL
                               MANAGEMENT          DISTRIBUTION          OTHER             FUND OPERATING
                                 FEES              (12B-1) FEES        EXPENSES(B)         EXPENSES
 Class A                           0.00%               0.25%               0.32%               0.57%
 Class R2                          0.00%               0.50%               0.48%               0.98%
 Class R3                          0.00%               0.25%               0.48%               0.73%
 Class R4                          0.00%               0.00%               0.48%               0.48%
 Class R5                          0.00%               0.00%               0.22%               0.22%
 Class Y                           0.00%               0.00%               0.38%               0.38%


                                                                       ACQUIRED FUND           NET FUND AND
                           FEE WAIVER/         NET ANNUAL              (UNDERLYING FUND)       ACQUIRED FUND
                            EXPENSE            FUND OPERATING           FEES AND               (UNDERLYING FUND)
                           REIMBURSEMENT       EXPENSES(c)             EXPENSES(d),(e)         FEES AND EXPENSES(e)
 Class A                       0.18%                 0.39%                   0.72%                    1.11%
 Class R2                      0.20%                 0.78%                   0.72%                    1.50%
 Class R3                      0.20%                 0.53%                   0.72%                    1.25%
 Class R4                      0.20%                 0.28%                   0.72%                    1.00%
 Class R5                      0.19%                 0.03%                   0.72%                    0.75%
 Class Y                       0.20%                 0.18%                   0.72%                    0.90%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.72% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.11% for Class A, 1.50% for Class R2, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5 and 0.90% for Class Y.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 21P

2025 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                       TOTAL
                                                                      ANNUAL FUND    FEE WAIVER/      NET ANNUAL
                         MANAGEMENT    DISTRIBUTION     OTHER         OPERATING       EXPENSE         FUND OPERATING
                          FEES         (12B-1) FEES    EXPENSES(b)    EXPENSES       REIMBURSEMENT    EXPENSES(c)
 Class A                   0.00%          0.25%           0.36%          0.61%           0.22%              0.39%
 Class R2                  0.00%          0.50%           0.47%          0.97%           0.19%              0.78%
 Class R3                  0.00%          0.25%           0.48%          0.73%           0.20%              0.53%
 Class R4                  0.00%          0.00%           0.48%          0.48%           0.20%              0.28%
 Class R5                  0.00%          0.00%           0.23%          0.23%           0.20%              0.03%
 Class Y                   0.00%          0.00%           0.00%          0.39%           0.21%              0.18%


                                            NET FUND AND
                       ACQUIRED FUND        ACQUIRED FUND
                       (UNDERLYING FUND)    (UNDERLYING FUND)
                         FEES AND            FEES AND
                       EXPENSES(d),(e)      EXPENSES(e)
 Class A                      0.73%               1.12%
 Class R2                     0.73%               1.51%
 Class R3                     0.73%               1.26%
 Class R4                     0.73%               1.01%
 Class R5                     0.73%               0.76%
 Class Y                      0.73%               0.91%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.73% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.12% for Class A, 1.51% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.91% for Class Y.


--------------------------------------------------------------------------------

22P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

2030 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                              TOTAL
                                                                                           ANNUAL FUND         FEE WAIVER/
                                MANAGEMENT         DISTRIBUTION           OTHER             OPERATING            EXPENSE
                                   FEES            (12B-1) FEES        EXPENSES(B)           EXPENSES         REIMBURSEMENT
 Class A                          0.00%               0.25%               0.34%               0.59%               0.20%
 Class R2                         0.00%               0.50%               0.50%               1.00%               0.22%
 Class R3                         0.00%               0.25%               0.52%               0.77%               0.24%
 Class R4                         0.00%               0.00%               0.50%               0.50%               0.22%
 Class R5                         0.00%               0.00%               0.24%               0.24%               0.21%
 Class Y                          0.00%               0.00%               0.39%               0.39%               0.21%

                                                                            NET FUND AND
                                                    ACQUIRED FUND          ACQUIRED FUND
                              NET ANNUAL          (UNDERLYING FUND)      (UNDERLYING FUND)
                            FUND OPERATING             FEES AND               FEES AND
                             EXPENSES(C)           EXPENSES(D),(E)          EXPENSES(E)
 Class A                          0.39%                   0.73%                1.12%
 Class R2                         0.78%                   0.73%                1.51%
 Class R3                         0.53%                   0.73%                1.26%
 Class R4                         0.28%                   0.73%                1.01%
 Class R5                         0.03%                   0.73%                0.76%
 Class Y                          0.18%                   0.73%                0.91%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.74% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.13% for Class A, 1.52% for Class R2, 1.27% for Class R3, 1.02% for Class R4, 0.77% for Class R5 and 0.92% for Class Y.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 23P

2035 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                             TOTAL
                                                                                           ANNUAL FUND
                               MANAGEMENT          DISTRIBUTION          OTHER             OPERATING
                                 FEES              (12B-1) FEES        EXPENSES(b)         EXPENSES
 Class A                           0.00%               0.25%               0.53%               0.78%
 Class R2                          0.00%               0.50%               0.61%               1.11%
 Class R3                          0.00%               0.25%               0.62%               0.87%
 Class R4                          0.00%               0.00%               0.61%               0.61%
 Class R5                          0.00%               0.00%               0.35%               0.35%
 Class Y                           0.00%               0.00%               0.52%               0.52%


                                                                                               NET FUND AND
                                                                       ACQUIRED FUND           ACQUIRED FUND
                           FEE WAIVER/         NET ANNUAL              (UNDERLYING FUND)       (UNDERLYING FUND)
                            EXPENSE            FUND OPERATING           FEES AND                 FEES AND
                           REIMBURSEMENT       EXPENSES(c)             EXPENSES(d),(e)         EXPENSES(e)
 Class A                       0.39%                 0.39%                   0.73%                    1.12%
 Class R2                      0.33%                 0.78%                   0.73%                    1.51%
 Class R3                      0.34%                 0.53%                   0.73%                    1.26%
 Class R4                      0.33%                 0.28%                   0.73%                    1.01%
 Class R5                      0.32%                 0.03%                   0.73%                    0.76%
 Class Y                       0.34%                 0.18%                   0.73%                    0.91%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.73% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.12% for Class A, 1.51% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.91% for Class Y.


--------------------------------------------------------------------------------

24P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

2040 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                             TOTAL
                                                                                           ANNUAL FUND
                               MANAGEMENT          DISTRIBUTION          OTHER             OPERATING
                                 FEES              (12B-1) FEES        EXPENSES(b)         EXPENSES
 Class A                           0.00%               0.25%               0.68%               0.93%
 Class R2                          0.00%               0.50%               0.59%               1.09%
 Class R3                          0.00%               0.25%               0.60%               0.85%
 Class R4                          0.00%               0.00%               0.59%               0.59%
 Class R5                          0.00%               0.00%               0.34%               0.34%
 Class Y                           0.00%               0.00%               0.46%               0.46%


                                                                                               NET FUND AND
                                                                       ACQUIRED FUND           ACQUIRED FUND
                           FEE WAIVER/         NET ANNUAL              (UNDERLYING FUND)       (UNDERLYING FUND)
                            EXPENSE            FUND OPERATING           FEES AND                 FEES AND
                           REIMBURSEMENT       EXPENSES(c)             EXPENSES(d),(e)         EXPENSES(e)
 Class A                       0.54%                 0.39%                   0.73%                    1.12%
 Class R2                      0.31%                 0.78%                   0.73%                    1.51%
 Class R3                      0.32%                 0.53%                   0.73%                    1.26%
 Class R4                      0.31%                 0.28%                   0.73%                    1.01%
 Class R5                      0.31%                 0.03%                   0.73%                    0.76%
 Class Y                       0.28%                 0.18%                   0.73%                    0.91%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.73% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.12% for Class A, 1.51% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.91% for Class Y.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 25P

2045 FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                             MAXIMUM SALES CHARGE                             MAXIMUM DEFERRED SALES CHARGE
                                          (LOAD) IMPOSED ON PURCHASES                    (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                      (AS A PERCENTAGE OF OFFERING PRICE)                 OF OFFERING PRICE AT TIME OF PURCHASE)
 Class A                                         5.75%(a)                                                None
 Class R2                                          None                                                  None
 Class R3                                          None                                                  None
 Class R4                                          None                                                  None
 Class R5                                          None                                                  None
 Class Y                                           None                                                  None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


                                                                                             TOTAL
                                                                                           ANNUAL FUND
                               MANAGEMENT          DISTRIBUTION          OTHER             OPERATING
                                 FEES              (12B-1) FEES        EXPENSES(b)         EXPENSES
 Class A                           0.00%               0.25%               1.12%               1.37%
 Class R2                          0.00%               0.50%               1.01%               1.51%
 Class R3                          0.00%               0.25%               1.02%               1.27%
 Class R4                          0.00%               0.00%               1.01%               1.01%
 Class R5                          0.00%               0.00%               0.75%               0.75%
 Class Y                           0.00%               0.00%               0.95%               0.95%


                                                                                               NET FUND AND
                                                                       ACQUIRED FUND           ACQUIRED FUND
                           FEE WAIVER/         NET ANNUAL              (UNDERLYING FUND)       (UNDERLYING FUND)
                            EXPENSE            FUND OPERATING           FEES AND                 FEES AND
                           REIMBURSEMENT       EXPENSES(c)             EXPENSES(d),(e)         EXPENSES(e)
 Class A                       0.98%                 0.39%                   0.73%                    1.12%
 Class R2                      0.73%                 0.78%                   0.73%                    1.51%
 Class R3                      0.74%                 0.53%                   0.73%                    1.26%
 Class R4                      0.73%                 0.28%                   0.73%                    1.01%
 Class R5                      0.72%                 0.03%                   0.73%                    0.76%
 Class Y                       0.77%                 0.18%                   0.73%                    0.91%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. This charge may be waived for qualifying institutional investors. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee for Class R2, Class R3, Class R4 and Class Y.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A; 0.78% for Class R2; 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.73% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.12% for Class A, 1.51% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.76% for Class R5 and 0.91% for Class Y.


--------------------------------------------------------------------------------

26P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:


2010 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $675        $978        $1,302        $2,221
 Class A(b)                                                        $106        $427          $772        $1,746
 Class R2                                                          $146        $537          $954        $2,120
 Class R3                                                          $120        $460          $824        $1,850
 Class R4                                                           $95        $382          $692        $1,572
 Class R5                                                           $69        $302          $553        $1,275
 Class Y                                                            $85        $351          $638        $1,458



2015 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $678        $944        $1,231        $2,048
 Class A(b)                                                        $109        $392          $696        $1,563
 Class R2                                                          $149        $517          $910        $2,014
 Class R3                                                          $123        $442          $783        $1,751
 Class R4                                                           $98        $362          $646        $1,459
 Class R5                                                           $73        $283          $512        $1,171
 Class Y                                                            $88        $333          $597        $1,355



2020 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $682        $944        $1,227        $2,032
 Class A(b)                                                        $113        $392          $691        $1,546
 Class R2                                                          $153        $517          $905        $1,997
 Class R3                                                          $127        $439          $774        $1,723
 Class R4                                                          $102        $361          $641        $1,442
 Class R5                                                           $77        $281          $502        $1,142
 Class Y                                                            $92        $330          $588        $1,327



2025 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $683        $955        $1,248        $2,082
 Class A(b)                                                        $114        $403          $714        $1,599
 Class R2                                                          $154        $518          $906        $1,998
 Class R3                                                          $128        $442          $779        $1,734
 Class R4                                                          $103        $365          $647        $1,453
 Class R5                                                           $78        $286          $512        $1,164
 Class Y                                                            $93        $335          $598        $1,349


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 27P

2030 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $683         $951       $1,240        $2,062
 Class A(b)                                                        $114         $399         $705        $1,578
 Class R2                                                          $154         $524         $919        $2,028
 Class R3                                                          $128         $451         $797        $1,775
 Class R4                                                          $103         $369         $656        $1,474
 Class R5                                                           $78         $288         $517        $1,175
 Class Y                                                            $93         $335         $598        $1,349



2035 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $683         $989       $1,318        $2,247
 Class A(b)                                                        $114         $439         $788        $1,774
 Class R2                                                          $154         $547         $966        $2,137
 Class R3                                                          $128         $472         $840        $1,877
 Class R4                                                          $103         $392         $704        $1,589
 Class R5                                                           $78         $312         $565        $1,293
 Class Y                                                            $93         $363         $655        $1,486



2040 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $683       $1,019       $1,379        $2,390
 Class A(b)                                                        $114         $471         $853        $1,926
 Class R2                                                          $154         $543         $957        $2,117
 Class R3                                                          $128         $468         $831        $1,857
 Class R4                                                          $103         $388         $695        $1,568
 Class R5                                                           $78         $310         $561        $1,283
 Class Y                                                            $93         $350         $628        $1,423



2045 FUND                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                                        $683       $1,106       $1,555        $2,798
 Class A(b)                                                        $114         $564       $1,040        $2,359
 Class R2                                                          $154         $631       $1,134        $2,523
 Class R3                                                          $128         $556       $1,011        $2,273
 Class R4                                                          $103         $477         $877        $1,997
 Class R5                                                           $78         $397         $741        $1,712
 Class Y                                                            $93         $455         $841        $1,928


(a)  Includes a 5.75% sales charge.
(b)  Sales charge waived.

--------------------------------------------------------------------------------

28P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


AFFILIATED FUNDS OF FUNDS. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.


OTHER INVESTMENT STRATEGIES. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI and its annual and semiannual reports.

UNUSUAL MARKET CONDITIONS. During unusual market conditions, the Fund may temporarily invest more of its assets in the cash equivalents asset class or government securities and short term paper than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


SECURITIES TRANSACTION COMMISSIONS. Although not currently expected to do so, to the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


PORTFOLIO TURNOVER. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


DIRECTED BROKERAGE. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 29P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


Under the Investment Management Services Agreement (Agreement), the Fund does not pay a management fee, but it does pay taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments as a portfolio manager in 2002.


- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.


- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.


Colin J. Lundgren, CFA, Senior Portfolio Manager


- Managed the Fund since 2006.

- Vice President, Institutional Fixed Income.

- Joined RiverSource Investments in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.

Erol Sonderegger, CFA, Portfolio Manager

- Managed the Fund since 2006.

- Employed by RiverSource Investments from 1999 to 2001 as a manager for the Fixed Income Support Team and from 2003 to 2005 as a quantitative analyst.

- Investment Analyst, Minnesota State Board of Investment, 2001 to 2003.

- Began investment career in 1995.

- BBA, International Business, George Washington University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


--------------------------------------------------------------------------------

30P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED APRIL 30, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE APRIL 30, 2007 HAS BEEN AUDITED BY KPMG LLP.



RiverSource Retirement Plus 2010 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,               2008         2007(B)
Net asset value, beginning of period         $10.91        $9.64
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .22(c)       .20
Net gains (losses) (both realized and
 unrealized)                                   (.55)        1.44
----------------------------------------------------------------
Total from investment operations               (.33)        1.64
----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.33)        (.32)
Distributions from realized gains              (.56)        (.05)
Tax return of capital                          (.18)          --
----------------------------------------------------------------
Total distributions                           (1.07)        (.37)
----------------------------------------------------------------
Net asset value, end of period                $9.51       $10.91
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $4           $1
----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                   .84%        1.37%(f)
----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)               .37%         .48%(f)
----------------------------------------------------------------
Net investment income (loss)                  2.20%        2.04%(f)
----------------------------------------------------------------
Portfolio turnover rate                         92%          80%
----------------------------------------------------------------
Total return(i)                              (3.29%)      17.27%(j)
----------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,               2008         2007(B)
Net asset value, beginning of period         $10.90       $10.68
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .22(c)       .18
Net gains (losses) (both realized and
 unrealized)                                   (.56)         .39
----------------------------------------------------------------
Total from investment operations               (.34)         .57
----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.30)        (.30)
Distributions from realized gains              (.56)        (.05)
Tax return of capital                          (.18)          --
----------------------------------------------------------------
Total distributions                           (1.04)        (.35)
----------------------------------------------------------------
Net asset value, end of period                $9.52       $10.90
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $--          $--
----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                  1.18%        1.64%(f)
----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)               .58%         .88%(f)
----------------------------------------------------------------
Net investment income (loss)                  2.09%        3.06%(f)
----------------------------------------------------------------
Portfolio turnover rate                         92%          80%
----------------------------------------------------------------
Total return(i)                              (3.35%)       5.55%(j)
----------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 31P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,               2008         2007(B)
Net asset value, beginning of period         $10.90       $10.68
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .24(c)       .19
Net gains (losses) (both realized and
 unrealized)                                   (.55)         .39
----------------------------------------------------------------
Total from investment operations               (.31)         .58
----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.33)        (.31)
Distributions from realized gains              (.56)        (.05)
Tax return of capital                          (.18)          --
----------------------------------------------------------------
Total distributions                           (1.07)        (.36)
----------------------------------------------------------------
Net asset value, end of period                $9.52       $10.90
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $--          $--
----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                   .93%        1.36%(f)
----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)               .33%         .63%(f)
----------------------------------------------------------------
Net investment income (loss)                  2.34%        3.31%(f)
----------------------------------------------------------------
Portfolio turnover rate                         92%          80%
----------------------------------------------------------------
Total return(i)                              (3.11%)       5.62%(j)
----------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,               2008         2007(B)
Net asset value, beginning of period         $10.90       $10.68
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .27(c)       .21
Net gains (losses) (both realized and
 unrealized)                                   (.56)         .38
----------------------------------------------------------------
Total from investment operations               (.29)         .59
----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.35)        (.32)
Distributions from realized gains              (.56)        (.05)
Tax return of capital                          (.18)          --
----------------------------------------------------------------
Total distributions                           (1.09)        (.37)
----------------------------------------------------------------
Net asset value, end of period                $9.52       $10.90
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $--          $--
----------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                   .68%        1.13%(f)
----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)               .08%         .38%(f)
----------------------------------------------------------------
Net investment income (loss)                  2.59%        3.56%(f)
----------------------------------------------------------------
Portfolio turnover rate                         92%          80%
----------------------------------------------------------------
Total return(i)                              (2.86%)       5.70%(j)
----------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

32P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                2008       2007(B)
Net asset value, beginning of period         $10.90     $10.68
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .27(c)      .22
Net gains (losses) (both realized and
 unrealized)                                  (.56)        .38
---------------------------------------------------------------
Total from investment operations              (.29)        .60
---------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.35)       (.33)
Distributions from realized gains             (.56)       (.05)
Tax return of capital                         (.18)         --
---------------------------------------------------------------
Total distributions                          (1.09)       (.38)
---------------------------------------------------------------
Net asset value, end of period               $9.52      $10.90
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $--         $--
---------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                  .42%        .89%(f)
---------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)              .08%        .13%(f)
---------------------------------------------------------------
Net investment income (loss)                 2.59%       3.81%(f)
---------------------------------------------------------------
Portfolio turnover rate                        92%         80%
---------------------------------------------------------------
Total return(i)                              (2.87%)     5.77%(j)
---------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                2008       2007(B)
Net asset value, beginning of period         $10.91      $9.64
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .23(c)      .23
Net gains (losses) (both realized and
 unrealized)                                  (.54)       1.43
---------------------------------------------------------------
Total from investment operations              (.31)       1.66
---------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.34)       (.34)
Distributions from realized gains             (.56)       (.05)
Tax return of capital                         (.18)         --
---------------------------------------------------------------
Total distributions                          (1.08)       (.39)
---------------------------------------------------------------
Net asset value, end of period               $9.52      $10.91
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $12         $17
---------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                  .58%       1.08%(f)
---------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)              .22%        .21%(f)
---------------------------------------------------------------
Net investment income (loss)                 2.21%       2.45%(f)
---------------------------------------------------------------
Portfolio turnover rate                        92%         80%
---------------------------------------------------------------
Total return(i)                              (3.11%)    17.49%(j)
---------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 33P

RiverSource Retirement Plus 2015 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.03          $9.60
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .18(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.59)          1.57
---------------------------------------------------------------------
Total from investment operations                  (.41)          1.78
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.29)          (.30)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.91)          (.35)
---------------------------------------------------------------------
Net asset value, end of period                   $9.71         $11.03
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $6             $2
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .63%          1.69%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .38%           .45%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.76%          1.85%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (3.93%)      18.79%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.02         $10.75
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .18(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.61)           .42
---------------------------------------------------------------------
Total from investment operations                  (.43)           .63
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.25)          (.31)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.87)          (.36)
---------------------------------------------------------------------
Net asset value, end of period                   $9.72         $11.02
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                         1.04%          1.34%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .58%           .88%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.67%          2.57%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (4.14%)         6.05%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

34P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.03         $10.75
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .20(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.60)           .42
---------------------------------------------------------------------
Total from investment operations                  (.40)           .64
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.28)          (.31)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.90)          (.36)
---------------------------------------------------------------------
Net asset value, end of period                   $9.73         $11.03
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .80%          1.07%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .33%           .63%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.93%          2.81%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (3.89%)         6.15%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.04         $10.75
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .23(c)         .23
Net gains (losses) (both realized and
 unrealized)                                      (.61)           .42
---------------------------------------------------------------------
Total from investment operations                  (.38)           .65
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.30)          (.31)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.92)          (.36)
---------------------------------------------------------------------
Net asset value, end of period                   $9.74         $11.04
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .54%           .83%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .08%           .38%(e)
---------------------------------------------------------------------
Net investment income (loss)                     2.19%          3.06%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (3.63%)         6.26%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 35P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.05         $10.75
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .23(c)         .24
Net gains (losses) (both realized and
 unrealized)                                      (.61)           .42
---------------------------------------------------------------------
Total from investment operations                  (.38)           .66
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.31)          (.31)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.93)          (.36)
---------------------------------------------------------------------
Net asset value, end of period                   $9.74         $11.05
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .29%           .59%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .08%           .13%(e)
---------------------------------------------------------------------
Net investment income (loss)                     2.18%          3.31%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (3.66%)         6.36%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.05          $9.60
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .19(c)         .23
Net gains (losses) (both realized and
 unrealized)                                      (.59)          1.58
---------------------------------------------------------------------
Total from investment operations                  (.40)          1.81
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.30)          (.31)
Distributions from realized gains                 (.53)          (.05)
Tax return of capital                             (.09)            --
---------------------------------------------------------------------
Total distributions                               (.92)          (.36)
---------------------------------------------------------------------
Net asset value, end of period                   $9.73         $11.05
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $23            $24
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .45%          1.01%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .22%           .21%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.80%          2.01%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            47%            48%
---------------------------------------------------------------------
Total return(g)                                 (3.86%)        19.08%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

36P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

RiverSource Retirement Plus 2020 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.07          $9.57
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .14(c)         .20
Net gains (losses) (both realized and
 unrealized)                                      (.61)          1.67
---------------------------------------------------------------------
Total from investment operations                  (.47)          1.87
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.31)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                               (.99)          (.37)
---------------------------------------------------------------------
Net asset value, end of period                   $9.61         $11.07
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $3             $2
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .57%          1.04%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .41%           .49%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.33%          1.13%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.58%)        19.76%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.07         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .13(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.61)           .48
---------------------------------------------------------------------
Total from investment operations                  (.48)           .67
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.22)          (.31)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                               (.95)          (.37)
---------------------------------------------------------------------
Net asset value, end of period                   $9.64         $11.07
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .98%          1.23%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .58%           .88%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.26%          2.33%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.65%)         6.47%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 37P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.08         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .20
Net gains (losses) (both realized and
 unrealized)                                      (.62)           .49
---------------------------------------------------------------------
Total from investment operations                  (.46)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.24)          (.32)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                               (.97)          (.38)
---------------------------------------------------------------------
Net asset value, end of period                   $9.65         $11.08
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .73%           .96%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .33%           .63%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.51%          2.59%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.40%)         6.58%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.09         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .19(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.62)           .49
---------------------------------------------------------------------
Total from investment operations                  (.43)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.27)          (.32)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                              (1.00)          (.38)
---------------------------------------------------------------------
Net asset value, end of period                   $9.66         $11.09
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .48%           .72%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .38%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.77%          2.84%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.14%)         6.68%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

38P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.10         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .19(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.62)           .49
---------------------------------------------------------------------
Total from investment operations                  (.43)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.28)          (.32)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                              (1.01)          (.38)
---------------------------------------------------------------------
Net asset value, end of period                   $9.66         $11.10
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .22%           .48%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .13%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.77%          3.09%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.17%)         6.78%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.09          $9.57
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .15(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.59)          1.68
---------------------------------------------------------------------
Total from investment operations                  (.44)          1.89
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.27)          (.31)
Distributions from realized gains                 (.52)          (.06)
Tax return of capital                             (.21)            --
---------------------------------------------------------------------
Total distributions                              (1.00)          (.37)
---------------------------------------------------------------------
Net asset value, end of period                   $9.65         $11.09
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $29            $37
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .38%           .75%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .22%           .22%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.39%          1.62%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            40%
---------------------------------------------------------------------
Total return(i)                                 (4.28%)        20.03%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 39P

RiverSource Retirement Plus 2025 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.08          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .10(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.63
---------------------------------------------------------------------
Total from investment operations                  (.52)          1.85
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.23)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.91)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.65         $11.08
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $3             $2
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .61%          1.39%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .42%           .48%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.00%          1.42%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (4.93%)        19.53%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.09         $10.74
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .47
---------------------------------------------------------------------
Total from investment operations                  (.53)           .68
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.20)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.88)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.68         $11.09
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .97%          1.27%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .58%           .88%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.02%          2.22%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (5.03%)         6.52%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

40P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.10         $10.74
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .14(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.65)           .47
---------------------------------------------------------------------
Total from investment operations                  (.51)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.23)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.91)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.68         $11.10
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .73%          1.00%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .33%           .63%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.28%          2.46%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (4.88%)         6.63%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.11         $10.74
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .23
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .47
---------------------------------------------------------------------
Total from investment operations                  (.48)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.94)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.69         $11.11
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .48%           .76%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .38%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.54%          2.71%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (4.63%)         6.73%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 41P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.12         $10.74
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .24
Net gains (losses) (both realized and
 unrealized)                                      (.65)           .47
---------------------------------------------------------------------
Total from investment operations                  (.49)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.94)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.69         $11.12
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .23%           .52%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .13%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.54%          2.96%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (4.65%)         6.83%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.11          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .23
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.65
---------------------------------------------------------------------
Total from investment operations                  (.50)          1.88
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.25)          (.32)
Distributions from realized gains                 (.58)          (.01)
Tax return of capital                             (.10)            --
---------------------------------------------------------------------
Total distributions                               (.93)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.68         $11.11
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $32            $37
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .40%           .89%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .22%           .22%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.11%          1.50%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            41%            37%
---------------------------------------------------------------------
Total return(i)                                 (4.77%)        19.87%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

42P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

RiverSource Retirement Plus 2030 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.13          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .13(c)         .20
Net gains (losses) (both realized and
 unrealized)                                      (.65)          1.71
---------------------------------------------------------------------
Total from investment operations                  (.52)          1.91
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.24)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.90)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.71         $11.13
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $3             $1
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .59%          1.37%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .42%           .49%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.23%          1.47%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (4.91%)        20.16%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.12         $10.78
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .49
---------------------------------------------------------------------
Total from investment operations                  (.53)           .68
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.20)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.86)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.73         $11.12
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.00%          1.34%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .58%           .88%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.02%          2.23%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (5.01%)         6.51%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 43P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.13         $10.78
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .20
Net gains (losses) (both realized and
 unrealized)                                      (.61)           .49
---------------------------------------------------------------------
Total from investment operations                  (.50)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.22)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.88)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.75         $11.13
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .77%          1.07%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .33%           .63%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.05%          2.48%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (4.74%)         6.61%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.14         $10.78
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.63)           .49
---------------------------------------------------------------------
Total from investment operations                  (.47)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.92)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.75         $11.14
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .50%           .83%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .38%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.53%          2.73%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (4.50%)         6.71%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

44P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.15         $10.78
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .49
---------------------------------------------------------------------
Total from investment operations                  (.48)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.92)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.75         $11.15
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .24%           .59%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .13%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.53%          2.98%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (4.53%)         6.81%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2006(B)
Net asset value, beginning of period            $11.15          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.72
---------------------------------------------------------------------
Total from investment operations                  (.50)          1.93
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.25)          (.32)
Distributions from realized gains                 (.51)          (.02)
Tax return of capital                             (.15)            --
---------------------------------------------------------------------
Total distributions                               (.91)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.74         $11.15
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $29            $35
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .39%           .86%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .22%           .22%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.15%          1.52%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            32%
---------------------------------------------------------------------
Total return(i)                                 (4.73%)        20.41%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 45P

RiverSource Retirement Plus 2035 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.06          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.63
---------------------------------------------------------------------
Total from investment operations                  (.51)          1.82
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.24)          (.31)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.94)          (.32)
---------------------------------------------------------------------
Net asset value, end of period                   $9.61         $11.06
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $2             $1
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .78%          2.95%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .43%           .49%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.07%          1.01%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (4.93%)        19.27%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.06         $10.71
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .49
---------------------------------------------------------------------
Total from investment operations                  (.53)           .68
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.20)          (.32)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.90)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.63         $11.06
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                         1.11%          1.62%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .58%           .88%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.03%          2.23%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (5.05%)         6.56%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

46P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.07         $10.71
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .14(c)         .20
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .49
---------------------------------------------------------------------
Total from investment operations                  (.50)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.23)          (.32)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.93)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.64         $11.07
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .87%          1.35%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .33%           .63%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.29%          2.48%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (4.80%)         6.66%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.08         $10.71
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.63)           .49
---------------------------------------------------------------------
Total from investment operations                  (.47)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.96)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.65         $11.08
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .61%          1.11%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .08%           .38%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.55%          2.73%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (4.55%)         6.76%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 47P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.09         $10.71
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .22
Net gains (losses) (both realized and
 unrealized)                                      (.65)           .49
---------------------------------------------------------------------
Total from investment operations                  (.49)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.96)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.64         $11.09
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .35%           .87%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .08%           .13%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.54%          2.97%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (4.67%)         6.87%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.08          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .21
Net gains (losses) (both realized and
 unrealized)                                      (.61)          1.64
---------------------------------------------------------------------
Total from investment operations                  (.49)          1.85
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.25)          (.32)
Distributions from realized gains                 (.65)          (.01)
Tax return of capital                             (.05)            --
---------------------------------------------------------------------
Total distributions                               (.95)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.64         $11.08
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $20            $20
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                          .52%          1.21%(e)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                      .22%           .22%(e)
---------------------------------------------------------------------
Net investment income (loss)                     1.11%          1.55%(e)
---------------------------------------------------------------------
Portfolio turnover rate                            44%            38%
---------------------------------------------------------------------
Total return(g)                                 (4.69%)        19.58%(h)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

48P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

RiverSource Retirement Plus 2040 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.11          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .10(c)         .15
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.74
---------------------------------------------------------------------
Total from investment operations                  (.52)          1.89
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.25)          (.31)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.08)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.51         $11.11
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .93%          1.53%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .43%           .49%(f)
---------------------------------------------------------------------
Net investment income (loss)                      .99%          1.10%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (5.01%)        19.99%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.10         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .11(c)         .14
Net gains (losses) (both realized and
 unrealized)                                      (.63)           .54
---------------------------------------------------------------------
Total from investment operations                  (.52)           .68
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.21)          (.32)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.04)          (.35)
---------------------------------------------------------------------
Net asset value, end of period                   $9.54         $11.10
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.09%          1.24%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .58%           .88%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.07%          2.24%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (5.01%)         6.48%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 49P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.11         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .14(c)         .15
Net gains (losses) (both realized and
 unrealized)                                      (.63)           .54
---------------------------------------------------------------------
Total from investment operations                  (.49)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.24)          (.32)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.07)          (.35)
---------------------------------------------------------------------
Net asset value, end of period                   $9.55         $11.11
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .85%           .98%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .33%           .63%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.33%          2.49%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (4.76%)         6.59%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.12         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .17(c)         .16
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .54
---------------------------------------------------------------------
Total from investment operations                  (.47)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.09)          (.35)
---------------------------------------------------------------------
Net asset value, end of period                   $9.56         $11.12
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .59%           .74%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .38%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.59%          2.74%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (4.51%)         6.69%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

50P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.13         $10.77
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .17(c)         .17
Net gains (losses) (both realized and
 unrealized)                                      (.65)           .54
---------------------------------------------------------------------
Total from investment operations                  (.48)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.27)          (.32)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.10)          (.35)
---------------------------------------------------------------------
Net asset value, end of period                   $9.55         $11.13
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .34%           .50%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .13%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.58%          2.99%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (4.63%)         6.79%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.13          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .13(c)         .16
Net gains (losses) (both realized and
 unrealized)                                      (.62)          1.75
---------------------------------------------------------------------
Total from investment operations                  (.49)          1.91
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.31)
Distributions from realized gains                 (.55)          (.03)
Tax return of capital                             (.28)            --
---------------------------------------------------------------------
Total distributions                              (1.09)          (.34)
---------------------------------------------------------------------
Net asset value, end of period                   $9.55         $11.13
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $12            $26
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .46%           .79%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .22%           .22%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.20%          1.53%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            52%            33%
---------------------------------------------------------------------
Total return(i)                                 (4.74%)        20.26%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction of earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 51P

RiverSource Retirement Plus 2045 Fund



CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.10          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .17
Net gains (losses) (both realized and
 unrealized)                                      (.64)          1.69
---------------------------------------------------------------------
Total from investment operations                  (.52)          1.86
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.24)          (.31)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.94)          (.32)
---------------------------------------------------------------------
Net asset value, end of period                   $9.64         $11.10
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.37%          4.82%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .43%           .49%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.20%          1.28%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.93%)        19.63%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.08         $10.73
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .15
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .52
---------------------------------------------------------------------
Total from investment operations                  (.52)           .67
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.20)          (.31)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.90)          (.32)
---------------------------------------------------------------------
Net asset value, end of period                   $9.66         $11.08
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.51%          2.74%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .58%           .88%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.03%          2.19%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.93%)         6.48%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

52P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.09         $10.73
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .14(c)         .17
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .52
---------------------------------------------------------------------
Total from investment operations                  (.50)           .69
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.23)          (.32)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.93)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.66         $11.09
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.27%          2.47%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .33%           .63%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.29%          2.44%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.78%)         6.58%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.10         $10.73
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .17(c)         .18
Net gains (losses) (both realized and
 unrealized)                                      (.64)           .52
---------------------------------------------------------------------
Total from investment operations                  (.47)           .70
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.32)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.96)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.67         $11.10
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.01%          2.23%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .38%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.55%          2.69%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.52%)         6.68%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS 53P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.11         $10.73
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .16(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.63)           .52
---------------------------------------------------------------------
Total from investment operations                  (.47)           .71
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.27)          (.32)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.97)          (.33)
---------------------------------------------------------------------
Net asset value, end of period                   $9.67         $11.11
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $--            $--
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .75%          1.99%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .08%           .13%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.55%          2.94%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.55%)         6.78%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS Y



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                  2008           2007(B)
Net asset value, beginning of period            $11.12          $9.56
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .12(c)         .19
Net gains (losses) (both realized and
 unrealized)                                      (.61)          1.69
---------------------------------------------------------------------
Total from investment operations                  (.49)          1.88
---------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.26)          (.31)
Distributions from realized gains                 (.67)          (.01)
Tax return of capital                             (.03)            --
---------------------------------------------------------------------
Total distributions                               (.96)          (.32)
---------------------------------------------------------------------
Net asset value, end of period                   $9.67         $11.12
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $9             $6
---------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                      .95%          3.01%(f)
---------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                  .21%           .23%(f)
---------------------------------------------------------------------
Net investment income (loss)                     1.18%          1.59%(f)
---------------------------------------------------------------------
Portfolio turnover rate                            50%            57%
---------------------------------------------------------------------
Total return(i)                                 (4.72%)        19.93%(j)
---------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(c) Per share amount has been calculated using the average shares outstanding method.


(d)  Expense ratio is before reduction for earnings credits on cash balances.


(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.


(f)  Adjusted to an annual basis.


(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.


--------------------------------------------------------------------------------

54P RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

RIVERSOURCE COMPLEX OF FUNDS



THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY, A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY, THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."


BUYING AND SELLING SHARES


The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of your fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.


DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THESE FUNDS.)



INVESTMENT OPTIONS SUMMARY


                                                                      CONTINGENT DEFERRED SALES    DISTRIBUTION AND
             AVAILABILITY(A)              INITIAL SALES CHARGE        CHARGE (CDSC)                SERVICE FEE(B)
-------------------------------------------------------------------------------------------------------------------
Class A      Available to all             Yes. Payable at time of     No.                          Yes.
             investors.                   purchase. Lower or no                                    0.25%
                                          sales charge for larger
                                          investments.
-------------------------------------------------------------------------------------------------------------------
Class R2     Limited to qualifying        No.                         No.                          Yes.
             institutional investors.                                                              0.50%
-------------------------------------------------------------------------------------------------------------------
Class R3     Limited to qualifying        No.                         No.                          Yes.
             institutional investors.                                                              0.25%
-------------------------------------------------------------------------------------------------------------------
Class R4     Limited to qualifying        No.                         No.                          No.
             institutional investors.
-------------------------------------------------------------------------------------------------------------------
Class R5     Limited to qualifying        No.                         No.                          No.
             institutional investors.
-------------------------------------------------------------------------------------------------------------------
Class Y      Limited to qualifying        No.                         No.                          No.
             institutional investors.
-------------------------------------------------------------------------------------------------------------------

           PLAN
           ADMINISTRATION FEE
-------------------------------------------------------------------------------------------------------------------
Class A    No.
-------------------------------------------------------------------------------------------------------------------
Class R2   Yes.
           0.25%
-------------------------------------------------------------------------------------------------------------------
Class R3   Yes.
           0.25%
-------------------------------------------------------------------------------------------------------------------
Class R4   Yes.
           0.25%
-------------------------------------------------------------------------------------------------------------------
Class R5   No.
-------------------------------------------------------------------------------------------------------------------
Class Y    Yes.
           0.15%
-------------------------------------------------------------------------------------------------------------------



(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.


(b) For each of Class A, Class R2 and Class R3 shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


--------------------------------------------------------------------------------

S-6400-7                                                                     S.1

DISTRIBUTION AND SERVICE FEES


The distribution and shareholder servicing fees for Class A, Class R2 and Class R3 shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly and indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders. Financial institutions receive 12b-1 fees up to 0.25% of the average daily net assets of Class A and Class R3 shares, and up to 0.50% of the average daily net assets of Class R2 shares, sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.


PLAN ADMINISTRATION FEE


Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is 0.15% of average daily net assets attributable to the class.


DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A SHARES.

Class A shares are available to all investors.

CLASS R AND CLASS Y SHARES.


The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:


- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.


- Health Savings Accounts (HSAs) created pursuant to public law 108-173.



Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:



- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).



- Bank Trust departments.



Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.



Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.



In addition, the distributor, in its sole discretion, may accept or authorize financial institutions to accept investments from other purchasers not listed above.


For more information, see the SAI.

SALES CHARGES


CLASS A -- INITIAL SALES CHARGE



Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.


--------------------------------------------------------------------------------

S.2

SALES CHARGE* FOR CLASS A SHARES:

                                                                                                                 MAXIMUM
                                                       AS A % OF                AS A % OF NET             RE-ALLOWANCE AS A % OF
TOTAL MARKET VALUE                                  PURCHASE PRICE**           AMOUNT INVESTED                PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------------------------
 Up to $49,999                                            5.75%                      6.10%                         5.00%
 $50,000 -- $99,999                                       4.75                       4.99                          4.00
 $100,000 -- $249,999                                     3.50                       3.63                          3.00
 $250,000 -- $499,999                                     2.50                       2.56                          2.15
 $500,000 -- $999,999                                     2.00                       2.04                          1.75
 $1,000,000 or more                                       0.00                       0.00                          0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.

 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.



INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


- Your current investment in a fund; and


- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.


The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;


- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;


- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

--------------------------------------------------------------------------------

                                                                             S.3

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.



Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.



Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.


INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.



- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.


- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;


  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;



  - through bank trust departments.


- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.


The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.


CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS Y -- NO SALES CHARGE. For each of Class R2, Class R3, Class R4, Class R5 and Class Y, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

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S.4

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.



You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.


METHODS OF PURCHASING SHARES


These methods of purchasing shares generally apply to Class A shares.


ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION


ALL REQUESTS    The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

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ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


                Mail your check and completed application to:


                REGULAR MAIL   RIVERSOURCE FUNDS


                               P.O. BOX 8041

                               BOSTON, MA 02266-8041


                EXPRESS MAIL   RIVERSOURCE FUNDS


                               C/O BFDS

                               30 DAN ROAD


                               CANTON, MA 02021-2809



                If you already have an account, include your name, account number and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.


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BY WIRE OR ACH  Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.


                If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE     Call (888) 791-3380 or send signed written instructions to the address above.
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                                                                             S.5

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                 FOR ALL ACCOUNTS EXCEPT THOSE
                                                 LISTED TO THE RIGHT (NONQUALIFIED)     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                               $2,000                                 $1,000
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                           $100                                   $100
-----------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*                                 $300                                   None


 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

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MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                                 FOR ALL ACCOUNTS EXCEPT THOSE
                                                 LISTED TO THE RIGHT (NONQUALIFIED)     TAX QUALIFIED ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------
INITIAL INVESTMENT                               $100                                   $100
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS                           $100                                   $50
-----------------------------------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**                                None                                   None


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

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These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.


Please contact your financial institution for information regarding wire or electronic funds transfer.



IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.


WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS    You can exchange or sell shares by having your financial
                institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different
                transaction limits, exchange policies and sale procedures.
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ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL         Mail your exchange or sale request to:


                REGULAR MAIL   RIVERSOURCE FUNDS

                               P.O. BOX 8041
                               BOSTON, MA 02266-8041


                EXPRESS MAIL   RIVERSOURCE FUNDS

                               C/O BFDS
                               30 DAN ROAD
                               CANTON, MA 02021-2809

                Include in your letter:

                - your name

                - the name of the fund(s)

                - your account number

                - the class of shares to be exchanged or sold
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.6

BY MAIL (CONT.)

              - your Social Security number or Employer Identification number

              - the dollar amount or number of shares you want to exchange or sell

              - specific instructions regarding delivery or exchange destination

              - signature(s) of registered account owner(s)

              - any special documents the transfer agent may require in order to process your order

              Corporate, trust or partnership accounts may need to send additional documents.

              Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

              A Medallion Signature Guarantee is required if:

              - Amount is over $50,000.

              - You want your check made payable to someone other than yourself.

              - Your address has changed within the last 30 days.

              - You want the check mailed to an address other than the address of record.

              - You want the proceeds sent to a bank account not on file.

              - You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

              A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.


              NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE  Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

              Payment will be mailed to the address of record and made payable to the names listed on the account.

              Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE
OR ACH        You can wire money from your fund account to your bank account.
              Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

              Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

              A service fee may be charged against your account for each wire sent.

              Minimum amount: $100

              Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------


BY SCHEDULED
PAYOUT PLAN   You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.


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                                                                             S.7

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.


THE ASSETS OF THE FUND CONSIST PRIMARILY OF SHARES OF UNDERLYING FUNDS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT AN UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FOREIGN SECURITIES OR HIGH YIELD BONDS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE APPENDIX A FOR A LIST OF UNDERLYING FUNDS' INVESTMENT STRATEGIES.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:



- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.



- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.


- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.



The fund reserves the right to redeem in kind.


For more details and a description of other sales policies, please see the SAI.

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S.8

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.


The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.


When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of foreign securities, small cap stocks or high yield bonds that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.


Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.


DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to shareholders. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.



Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

--------------------------------------------------------------------------------

                                                                             S.9

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).



You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.



Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.



Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.



Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.


Because most of the fund's investments are in shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.


IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES


Please consult with your financial institution to determine the availability of the RiverSource fund. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.


ADDITIONAL SERVICES AND COMPENSATION


In addition to acting as the funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.


Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association or The Bank of New York provide custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


--------------------------------------------------------------------------------

S.10

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.



Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



PAYMENTS TO FINANCIAL INSTITUTIONS



The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.



In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.



These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.


--------------------------------------------------------------------------------

                                                                            S.11

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.



Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.



From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.



The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.



The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.



Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."


ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

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S.12

AFFILIATED PRODUCTS. RiverSource Investments seeks to balance potential conflicts between the fund and the underlying funds in which it invests. For example, the fund may seek to minimize the impact of its purchase and redemption of shares of the underlying funds, which may cause the underlying funds to incur transactions costs by implementing such transactions over a reasonable time frame. This delay may result in the fund paying more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments reports to the fund's Board on the steps it has taken to manage any potential conflicts.



FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.



LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


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                                                                            S.13

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.


UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
Equity Fund                   capital growth. Under normal market conditions, at least 80%
                              of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market
                              capitalizations greater than $5 billion at the time of
                              purchase.
------------------------------------------------------------------------------------------
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
International Equity Fund     capital growth. Under normal market conditions, at least 80%
                              of the Fund's assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed
                              and emerging markets issuers.
------------------------------------------------------------------------------------------
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
Small and Mid Cap Equity      capital growth. Under normal market conditions, at least 80%
Fund                          of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                              Russell 2500(TM) Index (the Index) at the time of
                              investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
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FIXED INCOME FUNDS
RiverSource Diversified Bond  The Fund seeks to provide shareholders with a high level of
Fund                          current income while conserving the value of the investment for the longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the
                              Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the
                              Index), which are investment grade and denominated in U.S.
                              dollars. The Index includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and
                              medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital
                              appreciation by buying lower-quality (junk) bonds. Up to 25%
                              of the Fund's net assets may be invested in foreign
                              investments, which may include investments in emerging
                              markets.
------------------------------------------------------------------------------------------
RiverSource Emerging Markets  The Fund seeks to provide shareholders with high total
Bond Fund                     return through current income and, secondarily, through
                              capital appreciation. The Fund is a non-diversified fund
                              that invests primarily in fixed income securities of
                              emerging markets issuers. Emerging markets include any
                              country determined to have an emerging market economy.
                              Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD
                              (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to
                              democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets
                              will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50%
                              or more of their total revenues from goods or services
                              produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be
                              denominated in either non-U.S. currencies or the U.S.
                              dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and
                              corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of
                              recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality
                              fixed income securities are often called "junk bonds." The
                              Fund may invest up to 100% of its assets in these lower
                              rated securities.
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A.1 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource Global Bond Fund  The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                              invested in investment-grade corporate or government debt
                              obligations, including money market instruments, of issuers located in at least three different countries. Although the
                              Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher
                              dividends and/or capital appreciation by buying below
                              investment-grade bonds (junk bonds).
------------------------------------------------------------------------------------------
RiverSource High Yield Bond   The Fund seeks to provide shareholders with high current
Fund                          income as its primary objective and, as its secondary
                              objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in
                              high-yield debt instruments (commonly referred to as
                              "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating
                              organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.
                              Corporate debt securities in which the Fund invests are
                              typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank
                              loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float"
                              periodically (normally on a daily, monthly, quarterly or
                              semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium).
                              Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that
                              holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
------------------------------------------------------------------------------------------
RiverSource Inflation         The Fund seeks to provide shareholders with total return
Protected Securities Fund     that exceeds the rate of inflation over the long term. The
                              Fund is a non-diversified fund that, under normal market
                              conditions, invests at least 80% of its net assets in
                              inflation-protected debt securities. These securities
                              include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or
                              instrumentalities, and corporations. The Fund currently
                              intends to focus on inflation-protected debt securities
                              issued by the U.S. Treasury. The Fund invests only in
                              securities rated investment grade. Inflation-protected
                              securities are designed to protect the future purchasing
                              power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is
                              adjusted to track changes in an official inflation measure.
                              For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the
                              inflation measure.
------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
RiverSource Cash Management   The Fund seeks to provide shareholders with maximum current
Fund                          income consistent with liquidity and stability of principal.
                              The Fund's assets primarily are invested in money market
                              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances, letters of
                              credit, and commercial paper, including asset-backed
                              commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S.
                              banks, U.S. branches of foreign banks and U.S. government
                              securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign
                              investments.
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                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS A.2

UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
STRATEGIES
RiverSource Absolute Return   The Fund seeks to provide shareholders with positive
Currency and Income Fund      absolute return. The Fund is a non- diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment
                              purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an
                              affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund's objective, to provide
                              absolute return, the investment manager (RiverSource
                              Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the
                              U.S. dollar. The Fund's investment in short-duration debt
                              obligations will consist primarily of (i) U.S. dollar
                              denominated non-government, corporate and structured debt
                              securities rated investment grade, or, if unrated,
                              determined to be of comparable quality by the investment
                              manager, and (ii) shares of an affiliated money market fund.
                              A small portion of the Fund's portfolio may consist of U.S.
                              government securities. In addition to producing income,
                              these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result
                              from, the Fund's investments in forward currency contracts.
                              The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.
                              It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.
------------------------------------------------------------------------------------------


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A.3 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK (CASH MANAGEMENT). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by the economic or regulatory developments in the banking industry.


COUNTERPARTY RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.



DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.



DIVERSIFICATION RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND, EMERGING MARKETS BOND FUND, GLOBAL BOND FUND AND INFLATION PROTECTED SECURITIES FUND). A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

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                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS B.1

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND AND EMERGING MARKETS BOND FUND). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.


INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.


INFLATION PROTECTED SECURITIES RISK (INFLATION PROTECTED SECURITIES
FUND). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.


INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities and floating rate loans may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.


PREPAYMENT AND EXTENSION RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND, DIVERSIFIED BOND FUND, GLOBAL BOND FUND, HIGH YIELD BOND FUND AND INFLATION PROTECTED SECURITIES FUND). The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.


QUANTITATIVE MODEL RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND, DISCIPLINED EQUITY FUND, DISCIPLINED INTERNATIONAL EQUITY FUND AND DISCIPLINED SMALL AND MID CAP EQUITY FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

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B.2 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS

REINVESTMENT RISK (CASH MANAGEMENT FUND). The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.



SECTOR RISK (EMERGING MARKETS BOND FUND AND GLOBAL BOND FUND). Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



SMALL AND MID-SIZED COMPANY RISK (DISCIPLINED SMALL AND MID CAP EQUITY
FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



TAX RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


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                       RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 PROSPECTUS B.3

RiverSource Funds can be purchased from authorized financial institutions. The funds can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the funds and their investments are available in the funds' SAI, and annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-21852

TICKER SYMBOL
2010 Fund              Class A: --        Class R2: --       Class R3: RSRPX    Class R4: RSERX    Class R5: RSPRX
2015 Fund              Class A: --        Class R2: --       Class R3: RSRTX    Class R4: RSEMX    Class R5: RSCUX
2020 Fund              Class A: --        Class R2: --       Class R3: RSEPX    Class R4: RSMTX    Class R5: RSUCX
2025 Fund              Class A: --        Class R2: --       Class R3: RSMPX    Class R4: RSPLX    Class R5: RSURX
2030 Fund              Class A: --        Class R2: --       Class R3: RSRNX    Class R4: RSELX    Class R5: RSEEX
2035 Fund              Class A: --        Class R2: --       Class R3: RSRRX    Class R4: RSMNX    Class R5: RSUSX
2040 Fund              Class A: --        Class R2: --       Class R3: RSRCX    Class R4: RSMMX    Class R5: RSPUX
2045 Fund              Class A: --        Class R2: --       Class R3: RSRUX    Class R4: RSNNX    Class R5: RSUPX

TICKER SYMBOL
2010 Fund              Class Y: RSSPX
2015 Fund              Class Y: RSFNX
2020 Fund              Class Y: RSNFX
2025 Fund              Class Y: RSMEX
2030 Fund              Class Y: RPTYX
2035 Fund              Class Y: RPOYX
2040 Fund              Class Y: RPFYX
2045 Fund              Class Y: RRPYX

(RIVERSOURCE INVESTMENTS LOGO)                                S-6507-99 E (6/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 27, 2008





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
  RiverSource 130/30 U.S. Equity Fund
  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 37
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 51
Valuing Fund Shares.............................................................   p. 55
Portfolio Holdings Disclosure...................................................   p. 65
Proxy Voting....................................................................   p. 66
Investing in a Fund.............................................................   p. 69
Selling Shares..................................................................   p. 73
Pay-out Plans...................................................................   p. 73
Capital Loss Carryover..........................................................   p. 74
Taxes...........................................................................   p. 77
Service Providers...............................................................   p. 81
  Investment Management Services................................................   p. 81
  Administrative Services.......................................................  p. 127
  Transfer Agency Services......................................................  p. 131
  Plan Administration Services..................................................  p. 132
  Distribution Services.........................................................  p. 132
  Plan and Agreement of Distribution............................................  p. 135
  Payments to Financial Institutions............................................  p. 138
  Custodian Services............................................................  p. 139
  Board Services Corporation....................................................  p. 140
Organizational Information......................................................  p. 140
Board Members and Officers......................................................  p. 146
Control Persons and Principal Holders of Securities.............................  p. 160
Information Regarding Pending and Settled Legal Proceedings.....................  p. 176
Independent Registered Public Accounting Firm...................................  p. 176
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1






Statement of Additional Information - June 27, 2008                       Page 2

LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 4
2.     Fundamental Policies.......................................................    p. 6
3.     Investment Strategies and Types of Investments.............................   p. 11
4.     Total Brokerage Commissions................................................   p. 39
5.     Brokerage Directed for Research and Turnover Rates.........................   p. 42
6.     Securities of Regular Brokers or Dealers...................................   p. 45
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 51
8.     Valuing Fund Shares........................................................   p. 55
9.     Class A Sales Charge.......................................................   p. 69
10.    Public Offering Price......................................................   p. 70
11.    Capital Loss Carryover.....................................................   p. 74
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 79
13.    Investment Management Services Agreement Fee Schedule......................   p. 82
14.    PIA Indexes................................................................   p. 90
15A.   Performance Incentive Adjustment Calculation...............................   p. 91
15B.   Performance Incentive Adjustment Calculation...............................   p. 92
16.    Management Fees and Nonadvisory Expenses...................................   p. 93
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................   p. 96
18.    Subadvisory Fees...........................................................   p. 98
19.    Portfolio Managers.........................................................  p. 100
20.    Administrative Services Agreement Fee Schedule.............................  p. 127
21.    Administrative Fees........................................................  p. 129
22.    Sales Charges Paid to Distributor..........................................  p. 132
23.    12b-1 Fees.................................................................  p. 136
24.    Fund History Table for RiverSource Funds...................................  p. 141
25.    Board Members..............................................................  p. 146
26.    Fund Officers..............................................................  p. 147
27.    Committee Meetings.........................................................  p. 149
28A.   Board Member Holdings......................................................  p. 150
28B.   Board Member Holdings -- as of Quarter End.................................  p. 153
29.    Board Member Compensation -- All Funds.....................................  p. 156
30.    Board Member Compensation -- Individual Funds..............................  p. 157
31.    Control Persons and Principal Holders of Securities........................  p. 160






Statement of Additional Information - June 27, 2008                       Page 3

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                      April 30          June 27, 2008     Equity
---------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                            April 30          June 27, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Balanced                                      September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------

California Tax-Exempt                         August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                               July 31           Sept. 28, 2007    Taxable money market
---------------------------------------------------------------------------------------------------------------

Disciplined Equity                            July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined International Equity              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                  September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity          July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                   July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

Diversified Bond                              August 31         Oct. 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Diversified Equity Income                     September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Dividend Opportunity                          June 30           Aug. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                         October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Equity Value                                  March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                                 July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Bond                                   October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Technology                             October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Growth                                        July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

High Yield Bond                               May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                   January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                January 31***     March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                          July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                       November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                              July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Value                               July 31           Sept. 28, 2007    Equity
---------------------------------------------------------------------------------------------------------------

Limited Duration Bond                         July 31           Sept. 28, 2007    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                November 30       Jan. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Mid Cap Value                                 September 30      Nov. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                          August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                           August 31**       Oct. 30, 2007     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                    May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                    May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Growth          October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Value           October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Small Cap              October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners Select Value                         May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                     May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                     March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                      May 31            July 30, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                  January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                January 31        March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                    January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive         January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative       January 31        March 31, 2008    Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                January 31        March 31, 2008    Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                    March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Real Estate                                   June 30           Aug. 29, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                          April 30          June 29, 2007     Fund-of-funds - equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                       Page 4

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                          April 30          June 29, 2007     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

S&P 500 Index                                 January 31        March 31, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Small Company Index                           January 31        March 31, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Strategic Allocation                          September 30      Nov. 29, 2007     Balanced
---------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                   September 30      Nov. 29, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                               November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                        November 30       Jan. 29, 2008     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                       December 31       Feb. 29, 2008     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                 October 31        Dec. 28, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 28, 2007     Equity
---------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                      May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------



    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.



   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.


  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.




Statement of Additional Information - June 27, 2008                       Page 5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

    - Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity          A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and      A1           B1           --           --           E7           --
  Income
--------------------------------------------------------------------------------------------------------------
Balanced                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt             A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                       Page 6

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Cash Management                   A3           A3           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity  A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth      A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap     A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity              A1           B1           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                      A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                     A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                       A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                 A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Growth                            A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*      A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities    A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                   A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*     A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*   A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*       A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           C1           D1           E2           --
Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           C1           D1           E2           --
Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*   A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                       A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                       Page 7

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                     A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                   A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income            A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle International        A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign


Statement of Additional Information - June 27, 2008                       Page 8
          currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B5 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.



Statement of Additional Information - June 27, 2008                       Page 9

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR 120/20 CONTRARIAN EQUITY, 130/30 U.S. EQUITY, BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, AND SMALL CAP ADVANTAGE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - June 27, 2008                      Page 10

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -

---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            -       - A           -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               -        -            -           - B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     -        -            -           - C       --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        -        -            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        -       --            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              -        -            -            -        --        --           -
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           -        D            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       -        -            -            -        -         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      -       - E           -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      -        F            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      -        -            -            -        --         -           -            -
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 11

                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            -        -            -           - G       --        --          - G           -
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                H        H            -            H        --        --           H            H
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon                   -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------




A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.

F.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

G. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - June 27, 2008                      Page 12

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - June 27, 2008                      Page 13

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.



Statement of Additional Information - June 27, 2008                      Page 14

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund


Statement of Additional Information - June 27, 2008                      Page 15
to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains


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from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.



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CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some


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convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities,
(ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the


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top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.



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One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option


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matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.



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EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



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Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a


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net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either


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(i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short- term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.


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They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).



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In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage- backed securities:


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Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to


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greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security.


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Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency


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they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the


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fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when- issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.



Statement of Additional Information - June 27, 2008                      Page 37

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise


Statement of Additional Information - June 27, 2008                      Page 38
be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS



                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               $         0(a)$         0    $         0(b)
------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      0(a)          0              0(b)
------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      0(a)          0              0(b)
------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0              0
------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  40,706        21,050         22,575
------------------------------------------------------------------------------------------------------
Small Company Index                                           108,360        56,843         78,951
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------
Equity Value                                                  591,525       773,828        721,284
------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     581,945       850,077      1,410,791
------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                    960,159       494,184        801,550
------------------------------------------------------------------------------------------------------
Small Cap Advantage                                         2,546,419     3,585,711      3,379,812
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                       38,557(c)        N/A            N/A
------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                             60,648(c)        N/A            N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0             0(d)         N/A
------------------------------------------------------------------------------------------------------

                                                              2007          2006          2005
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------
High Yield Bond                                                     0             0              0
------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                  1,160,632       556,410        181,981
------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    217,139       346,840        314,501
------------------------------------------------------------------------------------------------------
Partners Select Value                                       1,757,678       445,429        310,913
------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     455,170       459,451        429,969
------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,422,160     2,624,255      2,439,209
------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 42,504        24,483         95,868
------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       10,386         6,379         10,708

------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 39

                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2007          2006          2005
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------
Dividend Opportunity                                      $   576,524   $   456,446    $   621,168
------------------------------------------------------------------------------------------------------
Real Estate                                                   187,309       152,782        185,877
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------
Cash Management                                                     0             0              0
------------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,577,337       987,624         35,948
------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          156,759         8,916(e)         N/A
------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    64,928        33,110(f)         N/A
------------------------------------------------------------------------------------------------------
Floating Rate                                                       0             0(f)         N/A
------------------------------------------------------------------------------------------------------
Growth                                                     12,096,184    10,375,981     15,623,111
------------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0              0
------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                      0             0              0
------------------------------------------------------------------------------------------------------
Large Cap Equity                                           15,040,354     9,944,390      6,832,334
------------------------------------------------------------------------------------------------------
Large Cap Value                                                88,935       138,363        189,029
------------------------------------------------------------------------------------------------------
Limited Duration Bond                                           5,172         4,006          3,268
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------
California Tax-Exempt                                           4,143           666(g)           0
------------------------------------------------------------------------------------------------------
Diversified Bond                                               91,815       108,055        161,336
------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            7,293         1,254(g)           0
------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                             1,524           255(g)           0
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------
Balanced                                                      567,773       420,523      1,135,795
------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                   45,978(h)        N/A            N/A
------------------------------------------------------------------------------------------------------
Diversified Equity Income                                   3,790,954     2,923,490      3,191,513
------------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,219,474     1,354,225        919,813
------------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,425,483       638,067        502,448
------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                     6,639(h)        N/A            N/A
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 0             0(i)         N/A
------------------------------------------------------------------------------------------------------
Disciplined International Equity                              547,910        60,738(j)         N/A
------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0(k)         N/A
------------------------------------------------------------------------------------------------------
Global Bond                                                    17,268         9,664          8,856
------------------------------------------------------------------------------------------------------
Global Technology                                           1,027,281     1,237,181      1,170,244
------------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,932,330     1,265,256        673,010
------------------------------------------------------------------------------------------------------
Partners International Select Value                         1,426,926     1,533,794      1,027,065
------------------------------------------------------------------------------------------------------
Partners International Small Cap                              353,096       366,091        241,558
------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,361,865     3,017,380      2,388,169
------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  282,104       160,239        211,729
------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,474,583     1,249,847      1,393,982
------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,150,182       989,118      1,320,088
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                         2,175           438              0
------------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,813,784     1,867,241      1,764,250
------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                19,450         4,257              0
------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         74,062        17,679              0
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0              0
------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 27, 2008                      Page 40

(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.


(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.



(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.




Statement of Additional Information - June 27, 2008                      Page 41

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            $            0(b)      $        0(b)              19%               27%
----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                      0(b)               0(b)              24                27
----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                      0(b)               0(b)              19                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           0(b)               0(b)              40                40
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                         0(b)               0(b)              29                54
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                             0(b)               0(b)              27                24
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                  0(b)               0(b)              33                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                0(b)               0(b)              31                24
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                         0(b)               0(b)              31                27
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          0                  0                  4                20
----------------------------------------------------------------------------------------------------------------------
Small Company Index                                    0                  0                 14                11
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                  62,307,537             72,239                 25                37
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     84,593,491             36,661                122               119
----------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                    50,317,759             38,416                241(c)            114
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          113,545,867            207,170                179               158
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                          86,825(d)              53                 23(d)            N/A
----------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                               285,424(d)             242                118(d)            N/A
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                   0                  0                 92                80(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                   0                  0                 47                48(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                   0                  0                 50                40(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                   0                  0                 41                37(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                   0                  0                 50                32(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                   0                  0                 44                38(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                   0                  0                 52                33(b),(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                   0                  0                 50                57(b),(e)
----------------------------------------------------------------------------------------------------------------------

                                                                                          2007              2006
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        0                  0                 95                93
----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                    96,699,167             94,353                163               202
----------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                             0                  0                 12                20
----------------------------------------------------------------------------------------------------------------------
Partners Select Value                        187,860,272            553,344                159(f)              7
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      5,987,119              7,391                 70                88
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                      61,919,111             69,119                 58                77
----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         0                  0                168               194
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                               0                  0                306(g)            178

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 42

----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2007              2006
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      $   58,801,149         $   66,674                 17%              19 %
----------------------------------------------------------------------------------------------------------------------
Real Estate                                    3,614,424              3,275                 38                47
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                        0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     0                  0                 62               137
----------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                   0                  0                 84                14(h)
----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                            0                  0                127                40(i)
----------------------------------------------------------------------------------------------------------------------
Floating Rate                                          0                  0                 91                49(i)
----------------------------------------------------------------------------------------------------------------------
Growth                                       762,587,614          1,162,241                 98               134
----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   0                  0                122               130
----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                         0                  0                 76                58
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           1,230,239,400          1,509,554                 66               116
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                               11,935,452             14,090                 35                46
----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                  0                  0                263               328(g)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(j)                               0                  0                 62                 7
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       0                  0                295               281
----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(j)                                0                  0                 26                 3
----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(j)                                 0                  0                 28                 7
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                      15,439,643             25,217                124               126
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                           0(k)               0(k)              21               N/A
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     51,961,586             37,213                 31                28
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 46,244,554             41,155                 24                44
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   0                  0                123               122
----------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                            0(k)               0(k)              70               N/A
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                    0                  0                 36                12(l)
----------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                       0                  0                 47                10(m)
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                  0                  0                 41                32(n)
----------------------------------------------------------------------------------------------------------------------
Global Bond                                            0                  0                 77                68
----------------------------------------------------------------------------------------------------------------------
Global Technology                             38,452,553             71,776                167               196
----------------------------------------------------------------------------------------------------------------------
Partners International Select Growth          90,768,595            168,960                104               124
----------------------------------------------------------------------------------------------------------------------
Partners International Select Value            9,101,418             13,795                 28                31
----------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                       0                  0                 96               157
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          0                  0                125               145
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           0                  0                114                64
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             0                  0                100               112
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                 0                  0                 84                79

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 43

----------------------------------------------------------------------------------------------------------------------
                                            Brokerage directed for research*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2007              2006
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   $            0         $        0                 53%               35%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               402,881,968            577,670                 87                45
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                        0                  0                 51                32
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 0                  0                 47                30
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.


    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) The underlying funds may have directed transactions to firms in exchange for research services.
    (c) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.

    (d) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


    (e) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


    (f) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.


    (g) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


    (h) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


    (i) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


    (j) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


    (k) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


    (l) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.


    (m) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


    (n) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.




Statement of Additional Information - June 27, 2008                      Page 44

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $    220,963
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               179,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       359,298
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,422,094
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                     39,064
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   289,238
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,373,469
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              2,748,913
                                                --------------------------------------------------------------------
                                                Legg Mason                                           167,760
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             585,487
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  832,746
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       903,630
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         395,885
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        2,941,732
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      441,297
                                                --------------------------------------------------------------------
                                                optionsXpress                                      1,707,068
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            1,184,263
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Citigroup                                       $  7,790,004
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              7,116,343
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       Investment Technology Group                        1,107,259
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               531,170
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             Investment Technology Group                          507,980
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               890,530

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 45

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                        Citigroup                                       $    757,493
--------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                              Eaton Vance (short position)                        (232,777)
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    18,649
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              58,131
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  209,884
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       141,426
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                          32,248
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 LaBranche & Co.                                    9,982,753
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      Affiliated Managers Group                          3,679,452
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Citigroup                                         23,790,334
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                  1,609,440
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             48,483,855
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     8,342,424
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           AG Edwards                                         5,069,200
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       optionsXpress Holdings                             1,681,680
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Knight Capital Group Cl A                          2,333,388
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         70,149,025
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               40,014,728
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             30,705,333
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       4,844,463
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                          $100,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                201,473,973
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 149,000,000
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                Lehman Brothers                                   40,000,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              118,000,000
--------------------------------------------------------------------------------------------------------------------

Disciplined Equity                              Bear Stearns Companies                             3,879,525
                                                --------------------------------------------------------------------
                                                Citigroup                                         45,535,774
                                                --------------------------------------------------------------------
                                                Franklin Resources                                19,854,945
                                                --------------------------------------------------------------------
                                                Legg Mason                                         2,387,070
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          20,371,030
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               31,642,070
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    18,527,729
--------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                     Knight Capital Group Cl A                             89,817

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 46

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            Eaton Vance                                     $    456,022
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                            328,402
                                                --------------------------------------------------------------------
                                                Raymond James Financial                              233,061
--------------------------------------------------------------------------------------------------------------------

Floating Rate                                   Ameritrade Holding Corp.                             738,427
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             998,702
--------------------------------------------------------------------------------------------------------------------

Growth                                          Goldman Sachs Group                               12,504,458
--------------------------------------------------------------------------------------------------------------------

Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Large Cap Equity                                Bear Stearns Companies                             2,330,697
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     2,492,859
                                                --------------------------------------------------------------------
                                                Citigroup                                        106,570,927
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 8,476,601
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               26,394,909
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             63,976,941
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          25,839,616
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               29,621,901
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    30,252,473
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                      10,560,693
--------------------------------------------------------------------------------------------------------------------

Large Cap Value                                 Citigroup                                          3,230,654
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    97,948
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  277,425
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,855,242
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             969,617
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  896,559
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       910,020
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         323,119
--------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                336,086
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               657,725
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      298,088
                                                --------------------------------------------------------------------
                                                Citigroup                                            954,800
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      243,047
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           171,454
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  345,484
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      599,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  487,995
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         2,601,062
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                878,139
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,509,848
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,376,086
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  796,261
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,480,778
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             560,613

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 47

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $ 19,075,663
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             7,716,075
                                                --------------------------------------------------------------------
                                                Citigroup                                         13,476,047
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   17,776,577
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,011,088
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs               10,812,580
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   12,942,077
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                         30,427,394
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                        57,292,644
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             10,280,773
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      44,205,393
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          22,673,032
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    10,666,759
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          18,466,575
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    16,611,510
--------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                              2,496,100
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             1,691,784
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                             1,085,518
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,218,953
                                                --------------------------------------------------------------------
                                                Citigroup                                         22,798,902
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,222,407
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           373,105
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,277,560
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,532,621
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   690,285
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                3,073,590
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,840,950
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             13,601,575
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         8,999,129
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,585,816
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          10,279,588
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,435,372
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     5,171,103
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,460,214
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,325,002
--------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                    Eaton Vance                                          188,771
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   182,070
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  749,704
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              82,286
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  599,892
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       817,425
--------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                       Citigroup                                        217,740,612
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             55,352,255
--------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                   None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 48

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            Bear Stearns Commercial Mtg Securities          $  1,397,521
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               904,987
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,526,072
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,200,339
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           174,116
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,214,049
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,832,214
                                                --------------------------------------------------------------------
                                                Eaton Vance                                          820,099
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 5,384,835
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,481,635
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,878,742
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              9,615,770
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         7,866,478
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,808,011
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           6,303,744
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               10,556,567
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     9,273,978
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,643,239
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                     1,963,655
                                                --------------------------------------------------------------------
                                                Raymond James Financial - subsidiary                 773,618
--------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                     Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                268,001
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                                15,965
                                                --------------------------------------------------------------------
                                                Citigroup                                            391,364
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    43,478
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                 62,178
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         1,498,628
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             736,283
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  381,792
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             487,267
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       706,627
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             350,598
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       981,827
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                               743,516
                                                --------------------------------------------------------------------
                                                Citigroup                                            640,449
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       639,723
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                649,309
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             636,749
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  638,188
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       637,987
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             479,557
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                           None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 49

                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Global Bond                                     Bear Stearns Commercial Mtge
                                                Securities                                      $  1,429,999
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,355,362
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,844,020
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,862,832
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      578,806
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          4,853,319
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,801,279
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         6,149,812
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,104,717
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,021,586
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,089,775
--------------------------------------------------------------------------------------------------------------------
Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               23,856,752
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                    Credit Suisse Group                                2,314,916
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                7,437,600
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                7,393,430
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD AmeriTrade Holding                             19,426,498
                                                --------------------------------------------------------------------
                                                Legg Mason                                         5,533,620
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------








Statement of Additional Information - June 27, 2008                      Page 50

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --        $     0      $      0(b)
Basic Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0             0(b)
Enhanced Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0             0(b)
Moderate Income(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0             0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0             0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0             0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   UBS                 8         $3,919        0.67%        1.57%             0             0
                            Securities
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 51

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity    None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity          None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None               --             --          --           --            0(d)          N/A
--------------------------------------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY
31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2         $   23        0.00%        0.00%       $    57*     $     27
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           4          7,352        0.42         0.51         14,216       143,463
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   JPMorgan            2            568        0.12         0.03              0             0
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    Goldman             3              0          --           --          1,821         1,943
                            Sachs & Co.
                            -------------------------------------------------------------------------------------------
                            Legg Mason          5              0          --           --              0         2,700
                            Wood
                            Walker, Inc.
                            -------------------------------------------------------------------------------------------
                            M.J. Whitman        6              0          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0             0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            1              0          --           --              0        20,898*
                            AEIS
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 52

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --        $     0      $      0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0             0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --              0(e)        N/A
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --              0(f)        N/A
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --              0(f)        N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                      AEIS                1         $    0          --           --              0        13,720*
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0             0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            AEIS                1              0          --           --              0        10,214*
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                1              0          --           --              0           276*
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0(g)          0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0(g)          0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0(g)          0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(h)            --             --          --           --            N/A           N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                1              0          --           --              0        1,716*
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None(h)            --             --          --           --            N/A           N/A
Allocation
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0(i)        N/A
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0(j)        N/A
Equity
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond       None               --             --          --           --              0(k)        N/A
--------------------------------------------------------------------------------------------------------------------------

Global Bond                 None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Global Technology           None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Partners International      JPMorgan            2            N/A          --           --          8,149         9,426
Select Growth               Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------

Partners International      Sanford C.          7            N/A          --           --            N/A         8,829
Select Value                Bernstein &
                            Co. LLC

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 53

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --        $     0      $      0
Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       None               --             --          --           --              0             0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --             --          --           --              0             0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --             --          --           --              0             0
Opportunity
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0             0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------



      * Represents brokerage clearing fees.


    (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
    (4) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
    (5) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.
    (6) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.
    (7) Affiliate of AllianceBernstein, a subadviser.
    (8) Affiliate of UBS Global Asset Management, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

    (c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


    (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


    (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



    (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



    (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



    (i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



    (j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



    (k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.




Statement of Additional Information - June 27, 2008                      Page 54

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  260,429,297         25,367,943                $10.27
     Class B                                       42,117,652          4,110,203                 10.25
     Class C                                       11,684,994          1,139,130                 10.26
     Class R4                                          33,711              3,280                 10.28
-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      289,093,384         28,752,778                 10.05
     Class B                                       36,666,708          3,651,072                 10.04
     Class C                                       13,056,618          1,299,870                 10.04
     Class R4                                          55,237              5,493                 10.06
-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      545,269,841         53,399,353                 10.21
     Class B                                       73,301,557          7,195,090                 10.19
     Class C                                       21,218,944          2,080,819                 10.20
     Class R4                                          21,460              2,099                 10.22
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      428,863,881         40,981,066                 10.46
     Class B                                       94,959,883          9,151,829                 10.38
     Class C                                       15,158,381          1,467,345                 10.33
     Class R4                                         109,641             10,459                 10.48
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      111,050,506         10,944,200                 10.15
     Class B                                       40,525,206          4,007,079                 10.11
     Class C                                        7,615,936            752,365                 10.12
     Class R4                                          24,165              2,404                 10.05
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      746,273,942         71,375,697                 10.46
     Class B                                      198,087,358         19,035,309                 10.41
     Class C                                       35,786,145          3,436,396                 10.41
     Class R4                                         105,073             10,056                 10.45
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      880,751,474         84,013,338                 10.48
     Class B                                      199,150,000         19,086,670                 10.43
     Class C                                       33,117,113          3,176,161                 10.43
     Class R4                                         805,861             76,784                 10.50
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      259,699,591         25,258,910                 10.28
     Class B                                       76,117,681          7,428,267                 10.25
     Class C                                       16,243,377          1,584,479                 10.25
     Class R4                                          43,228              4,223                 10.24
-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      384,378,038         36,516,756                 10.53
     Class B                                       84,629,230          8,106,594                 10.44
     Class C                                       13,707,051          1,319,026                 10.39
     Class R4                                         163,576             15,480                 10.57
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                       48,008,764          9,795,616                  4.90
     Class E                                      165,140,821         33,546,373                  4.92
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 55

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                   $  586,659,489         94,820,115                $ 6.19
     Class B                                      127,171,036         24,046,223                  5.29
     Class R4                                       7,807,582          1,227,239                  6.36
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                      862,727,060         72,058,965                 11.97
     Class B                                      120,949,564         10,071,167                 12.01
     Class C                                        5,338,784            448,976                 11.89
     Class I                                           12,824              1,070                 11.99
     Class R2                                           4,482                374                 11.98
     Class R3                                         138,368             11,549                 11.98
     Class R4                                      12,091,559          1,009,050                 11.98
     Class R5                                           4,482                374                 11.98
     Class W                                            4,551                380                 11.98
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                       85,394,093         21,986,547                  3.88
     Class B                                       29,411,794          8,128,195                  3.62
     Class C                                        3,421,880            945,054                  3.62
     Class I                                       51,476,161         12,858,908                  4.00
     Class R2                                           3,727                951                  3.92
     Class R3                                           3,743                951                  3.94
     Class R4                                          99,565             25,269                  3.94
     Class R5                                           3,757                951                  3.95
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                      114,874,726          9,640,748                 11.92
     Class B                                       18,946,175          1,733,817                 10.93
     Class C                                        2,372,836            220,757                 10.75
     Class I                                           11,952                989                 12.08
     Class R4                                         126,163             10,436                 12.09
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                      230,690,809         57,253,295                  4.03
     Class B                                       56,041,681         15,694,536                  3.57
     Class C                                        4,766,747          1,332,984                  3.58
     Class I                                            6,231              1,484                  4.20
     Class R2                                           2,791                679                  4.11
     Class R3                                           2,800                679                  4.12
     Class R4                                          78,656             18,896                  4.16
     Class R5                                           2,814                679                  4.14
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity
     Class A                                       36,243,211          2,101,033                 17.25
     Class B                                        2,370,747            137,839                 17.20
     Class C                                          735,615             42,785                 17.19
     Class I                                        8,604,172            498,000                 17.28
     Class R5                                           8,637                500                 17.27
-----------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity
     Class A                                        9,789,375            573,839                 17.06
     Class B                                          763,466             44,922                 17.00
     Class C                                          313,988             18,463                 17.01
     Class I                                        8,504,909            498,000                 17.08
     Class R5                                           8,538                500                 17.08
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 56

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                   $    3,817,259            401,351                $ 9.51
     Class R2                                           4,456                468                  9.52
     Class R3                                           4,457                468                  9.52
     Class R4                                           4,457                468                  9.52
     Class R5                                           4,456                468                  9.52
     Class Y                                       12,474,568          1,310,311                  9.52
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        6,249,844            643,613                  9.71
     Class R2                                           4,522                465                  9.72
     Class R3                                           4,526                465                  9.73
     Class R4                                           4,531                465                  9.74
     Class R5                                           4,528                465                  9.74
     Class Y                                       23,422,088          2,406,288                  9.73
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        3,300,828            343,364                  9.61
     Class R2                                           4,475                464                  9.64
     Class R3                                           4,479                464                  9.65
     Class R4                                           4,484                464                  9.66
     Class R5                                           4,483                464                  9.66
     Class Y                                       28,545,670          2,958,924                  9.65
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        2,654,172            275,106                  9.65
     Class R2                                           4,509                466                  9.68
     Class R3                                           4,509                466                  9.68
     Class R4                                           4,508                465                  9.69
     Class R5                                           4,508                465                  9.69
     Class Y                                       32,457,897          3,352,142                  9.68
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        3,045,696            313,665                  9.71
     Class R2                                           4,515                464                  9.73
     Class R3                                           4,525                464                  9.75
     Class R4                                           4,523                464                  9.75
     Class R5                                           4,522                464                  9.75
     Class Y                                       29,048,235          2,981,594                  9.74
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                        1,525,615            158,788                  9.61
     Class R2                                           4,496                467                  9.63
     Class R3                                           4,500                467                  9.64
     Class R4                                           4,505                467                  9.65
     Class R5                                           4,501                467                  9.64
     Class Y                                       19,849,186          2,059,793                  9.64
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                        1,439,574            151,317                  9.51
     Class R2                                           4,428                464                  9.54
     Class R3                                           4,433                464                  9.55
     Class R4                                           4,438                464                  9.56
     Class R5                                           4,433                464                  9.55
     Class Y                                       11,851,951          1,241,451                  9.55
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                        1,255,728            130,258                  9.64
     Class R2                                           4,500                466                  9.66
     Class R3                                           4,503                466                  9.66
     Class R4                                           4,507                466                  9.67
     Class R5                                           4,505                466                  9.67
     Class Y                                        9,024,069            933,476                  9.67

-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 57

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,462,714,531        484,680,021                $ 3.02
     Class B                                      320,767,041        106,329,088                  3.02
     Class C                                       25,659,465          8,557,601                  3.00
     Class I                                       97,100,427         32,190,847                  3.02
     Class R2                                           5,120              1,695                  3.02
     Class R3                                           5,119              1,695                  3.02
     Class R4                                       1,252,245            415,365                  3.01
     Class R5                                           5,120              1,695                  3.02
     Class W                                       30,060,498         10,016,119                  3.00
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                      399,711,131         40,595,431                  9.85
     Class B                                       97,376,249         10,200,166                  9.55
     Class C                                        1,777,567            186,186                  9.55
     Class I                                       98,651,692          9,896,891                  9.97
     Class R2                                           5,658                572                  9.89
     Class R3                                           5,665                572                  9.90
     Class R4                                          90,912              9,173                  9.91
     Class R5                                           5,679                572                  9.93
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      822,766,661        117,196,079                  7.02
     Class B                                      257,797,220         37,969,190                  6.79
     Class C                                       19,629,840          2,880,002                  6.82
     Class I                                       90,894,421         12,814,095                  7.09
     Class R4                                       1,044,983            148,002                  7.06
-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      448,392,699         75,595,343                  5.93
     Class B                                      125,804,793         22,107,427                  5.69
     Class C                                        8,953,531          1,574,251                  5.69
     Class I                                       30,305,964          5,025,259                  6.03
     Class R4                                          95,049             15,886                  5.98
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      274,668,755         40,475,947                  6.79
     Class B                                       43,661,999          6,746,392                  6.47
     Class C                                        3,367,966            521,089                  6.46
     Class I                                           11,768              1,724                  6.83
     Class R4                                       4,055,830            590,525                  6.87
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      682,266,694        104,074,892                  6.56
     Class B                                      260,475,063         41,623,621                  6.26
     Class C                                       18,231,415          2,907,017                  6.27
     Class I                                       26,529,768          3,966,668                  6.69
     Class R2                                           4,526                685                  6.61
     Class R3                                           4,532                685                  6.62
     Class R4                                         349,188             52,748                  6.62
     Class R5                                           4,543                685                  6.63
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      513,555,337        108,496,677                  4.73
     Class B                                      216,252,753         45,676,904                  4.73
     Class C                                       10,269,796          2,169,685                  4.73
     Class I                                       54,815,256         11,563,982                  4.74
     Class R4                                       3,856,258            814,685                  4.73
     Class W                                            4,980              1,053                  4.73
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 58

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $  110,626,774         22,121,800                $ 5.00
     Class B                                       44,391,082          8,873,574                  5.00
     Class C                                        4,878,851            975,139                  5.00
     Class I                                      207,377,398         41,508,753                  5.00
     Class R4                                      39,842,143          7,972,479                  5.00
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,452,870,794        150,496,501                  9.65
     Class B                                      303,235,001         31,632,609                  9.59
     Class C                                       25,821,807          2,697,582                  9.57
     Class I                                      241,944,888         25,013,097                  9.67
     Class R4                                       1,327,869            137,249                  9.67
     Class W                                            5,493                568                  9.67
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                      146,543,348          9,256,921                 15.83
     Class B                                       29,348,848          1,867,016                 15.72
     Class C                                        2,336,410            148,656                 15.72
     Class I                                       94,663,945          5,966,761                 15.87
     Class R4                                         189,682             12,014                 15.79
     Class W                                            4,340                275                 15.78
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,662,135,661      4,661,926,326                  1.00
     Class B                                       75,691,552         75,887,752                  1.00
     Class C                                        3,601,400          3,602,252                  1.00
     Class I                                       49,244,173         49,241,684                  1.00
     Class R5                                           4,999              5,000                  1.00
     Class W                                      120,154,895        120,156,352                  1.00
     Class Y                                       43,544,377         43,630,241                  1.00
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,410,073,147        195,317,511                  7.22
     Class B                                       62,090,519          8,724,783                  7.12
     Class C                                        3,322,979            467,585                  7.11
     Class I                                      441,406,784         60,689,061                  7.27
     Class R2                                           4,763                661                  7.21
     Class R3                                           4,770                661                  7.22
     Class R4                                     157,584,051         21,739,173                  7.25
     Class R5                                           4,783                661                  7.24
     Class W                                      744,887,615        103,164,030                  7.22
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       18,372,667          1,924,399                  9.55
     Class B                                        1,365,013            144,191                  9.47
     Class C                                          183,734             19,407                  9.47
     Class I                                       38,785,276          4,051,418                  9.57
     Class R4                                          15,157              1,586                  9.56
     Class W                                       57,063,032          5,979,419                  9.54
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       13,618,506          1,361,629                 10.00
     Class B                                          551,233             55,679                  9.90
     Class C                                           46,126              4,657                  9.90
     Class I                                       25,166,988          2,509,791                 10.03
     Class R2                                           4,536                455                  9.97
     Class R3                                           4,544                455                  9.99
     Class R4                                          10,004              1,000                 10.00
     Class R5                                           4,557                455                 10.02
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 59

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                   $  426,098,639         43,927,296                $ 9.70
     Class B                                       48,127,927          4,961,642                  9.70
     Class C                                       23,742,707          2,447,587                  9.70
     Class I                                      186,030,163         19,185,525                  9.70
     Class R4                                         294,089             30,330                  9.70
     Class W                                            4,822                497                  9.70
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    2,392,774,288         73,100,079                 32.73
     Class B                                      369,487,313         12,401,019                 29.79
     Class C                                       20,332,352            682,923                 29.77
     Class I                                      298,304,650          8,893,003                 33.54
     Class R2                                           5,135                155                 33.13
     Class R3                                           5,143                155                 33.18
     Class R4                                     145,831,935          4,373,779                 33.34
     Class R5                                           5,159                155                 33.28
     Class W                                            5,214                157                 33.21
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      177,438,822         17,763,829                  9.99
     Class B                                       43,356,468          4,342,532                  9.98
     Class C                                        4,788,510            479,660                  9.98
     Class I                                       85,512,402          8,550,686                 10.00
     Class R4                                         152,957             15,307                  9.99
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                       65,959,818          6,807,001                  9.69
     Class B                                       16,143,740          1,666,752                  9.69
     Class C                                        1,784,275            184,194                  9.69
     Class I                                      310,160,205         32,014,702                  9.69
     Class R4                                           9,661              1,000                  9.66
     Class W                                            4,932                509                  9.69
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    5,038,950,020        833,522,641                  6.05
     Class B                                      833,234,754        140,889,101                  5.91
     Class C                                       31,622,901          5,341,167                  5.92
     Class I                                       67,937,053         11,159,673                  6.09
     Class R2                                           5,001                822                  6.08
     Class R3                                           5,009                822                  6.09
     Class R4                                     330,120,266         53,887,010                  6.13
     Class R5                                      25,375,778          4,153,053                  6.11
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       62,421,177         10,928,420                  5.71
     Class B                                       15,116,287          2,672,256                  5.66
     Class C                                        1,041,705            184,547                  5.64
     Class I                                       16,865,439          2,934,662                  5.75
     Class R2                                           4,345                763                  5.69
     Class R3                                           4,352                763                  5.70
     Class R4                                          37,830              6,589                  5.74
     Class R5                                           4,364                763                  5.72
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       61,546,982          6,425,229                  9.58
     Class B                                        9,671,171          1,009,974                  9.58
     Class C                                        1,598,714            167,013                  9.57
     Class I                                       78,906,235          8,234,187                  9.58
     Class R4                                           9,580              1,000                  9.58
     Class W                                            4,907                512                  9.58



Statement of Additional Information - June 27, 2008                      Page 60

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                   $  164,203,362         32,628,583                $ 5.03
     Class B                                        6,098,994          1,212,728                  5.03
     Class C                                        1,892,236            375,541                  5.04
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,936,988,090        402,638,195                  4.81
     Class B                                      303,507,236         63,093,643                  4.81
     Class C                                       16,840,412          3,499,861                  4.81
     Class I                                      386,010,354         80,134,097                  4.82
     Class R2                                           4,993              1,040                  4.80
     Class R3                                           4,993              1,040                  4.80
     Class R4                                      77,835,688         16,200,659                  4.80
     Class R5                                           4,993              1,040                  4.80
     Class W                                      223,104,264         46,359,028                  4.81
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      287,817,910         55,944,378                  5.14
     Class B                                       19,653,652          3,819,066                  5.15
     Class C                                        7,032,169          1,366,714                  5.15
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       58,346,141         11,846,759                  4.93
     Class B                                        4,552,447            924,299                  4.93
     Class C                                          792,261            160,882                  4.92
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      928,530,399         80,993,116                 11.46
     Class B                                       51,600,913          4,530,330                 11.39
     Class C                                        5,095,786            447,856                 11.38
     Class R4                                      66,243,594          5,777,310                 11.47
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                        4,279,021            413,231                 10.36
     Class B                                          326,632             31,617                 10.33
     Class C                                           31,221              3,023                 10.33
     Class I                                       76,002,552          7,326,008                 10.37
     Class R2                                          10,341              1,000                 10.34
     Class R3                                          10,351              1,000                 10.35
     Class R4                                          10,361              1,000                 10.36
     Class R5                                          10,371              1,000                 10.37
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                    6,501,873,578        453,432,458                 14.34
     Class B                                    1,113,206,377         77,559,340                 14.35
     Class C                                      113,516,275          7,925,624                 14.32
     Class I                                      131,741,947          9,192,333                 14.33
     Class R2                                          30,353              2,118                 14.33
     Class R3                                     118,360,158          8,262,415                 14.33
     Class R4                                     209,638,131         14,606,415                 14.35
     Class R5                                       9,908,675            690,653                 14.35
     Class W                                            5,179                361                 14.35
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    2,025,925,988        199,669,660                 10.15
     Class B                                      306,040,101         31,110,273                  9.84
     Class C                                       41,928,292          4,260,232                  9.84
     Class I                                       29,272,035          2,842,058                 10.30
     Class R2                                         286,713             28,176                 10.18
     Class R3                                       1,378,297            135,282                 10.19
     Class R4                                     157,136,066         15,373,885                 10.22
     Class R5                                          11,647              1,138                 10.23
     Class W                                            5,162                506                 10.20
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 61

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                   $1,871,507,235        150,019,394                $12.48
     Class B                                      243,036,227         19,659,018                 12.36
     Class C                                       66,994,896          5,441,062                 12.31
     Class I                                            5,413                434                 12.47
     Class R2                                           5,412                434                 12.47
     Class R3                                           5,412                434                 12.47
     Class R4                                      16,864,439          1,351,237                 12.48
     Class R5                                           5,413                434                 12.47
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      111,724,275         11,351,342                  9.84
     Class B                                        7,178,608            729,232                  9.84
     Class C                                        2,293,610            233,160                  9.84
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                        8,851,115            836,275                 10.58
     Class B                                           10,579              1,000                 10.58
     Class C                                          220,172             20,826                 10.57
     Class I                                      121,969,554         11,515,491                 10.59
     Class R4                                          39,493              3,733                 10.58
     Class R5                                           9,975                942                 10.59
     Class W                                            5,225                494                 10.58
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       24,837,580          1,902,011                 13.06
     Class B                                        3,157,442            244,323                 12.92
     Class C                                          429,891             33,261                 12.92
     Class I                                      194,854,106         14,868,382                 13.11
     Class R4                                          67,798              5,187                 13.07
     Class W                                      425,588,491         32,615,585                 13.05
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                        4,674,402            442,408                 10.57
     Class B                                        1,147,001            108,670                 10.55
     Class C                                          169,420             16,069                 10.54
     Class I                                      147,109,195         13,923,740                 10.57
     Class R4                                          16,211              1,535                 10.56
     Class W                                       37,920,838          3,593,104                 10.55
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      258,702,627         37,571,540                  6.89
     Class B                                       46,947,863          6,745,575                  6.96
     Class C                                        2,541,238            367,669                  6.91
     Class I                                      157,401,057         22,911,568                  6.87
     Class R4                                         112,309             16,311                  6.89
     Class W                                       54,191,186          7,877,974                  6.88
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                      138,622,786         45,570,117                  3.04
     Class B                                       42,629,517         16,336,743                  2.61
     Class C                                        4,011,851          1,532,650                  2.62
     Class I                                           18,312              5,882                  3.11
     Class R4                                         170,593             55,549                  3.07
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      417,563,101         39,611,599                 10.54
     Class B                                       75,005,561          7,389,114                 10.15
     Class C                                        6,676,027            658,369                 10.14
     Class I                                      267,435,627         25,036,721                 10.68
     Class R4                                       1,477,368            139,275                 10.61
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 62

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                   $2,032,189,431        167,447,483                $12.14
     Class B                                      394,630,501         33,755,932                 11.69
     Class C                                       37,691,348          3,232,845                 11.66
     Class I                                      196,111,461         15,945,372                 12.30
     Class R4                                       2,167,486            177,221                 12.23
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       91,276,459          8,872,852                 10.29
     Class B                                       19,354,835          1,942,949                  9.96
     Class C                                        1,416,525            142,107                  9.97
     Class I                                       26,099,152          2,507,090                 10.41
     Class R4                                         167,116             16,136                 10.36
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      661,299,345         44,103,831                 14.99
     Class B                                       93,786,732          6,829,153                 13.73
     Class C                                        7,684,286            557,662                 13.78
     Class I                                       55,502,715          3,609,584                 15.38
     Class R4                                       2,303,639            150,378                 15.32
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                      114,599,774         16,783,815                  6.83
     Class B                                       30,143,346          4,481,982                  6.73
     Class C                                        2,137,525            318,334                  6.71
     Class I                                           19,591              2,865                  6.84
     Class R4                                          45,251              6,611                  6.84
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                      736,862,352         76,651,956                  9.61
     Class B                                      103,845,698         11,509,285                  9.02
     Class C                                        8,245,080            922,827                  8.93
     Class R2                                           6,099                634                  9.62
     Class R3                                           6,115                634                  9.65
     Class R4                                       9,828,003          1,013,137                  9.70
     Class R5                                           6,141                634                  9.69
     Class W                                            6,170                639                  9.66
-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity
     Class A                                      519,709,972         43,914,825                 11.83
     Class B                                       72,155,141          6,271,965                 11.50
     Class C                                        3,848,136            337,985                 11.39
     Class I                                      130,555,776         10,908,936                 11.97
     Class R2                                           5,943                496                 11.98
     Class R3                                           5,956                496                 12.01
     Class R4                                         476,566             39,523                 12.06
     Class R5                                           5,982                496                 12.06
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       64,505,264         12,354,119                  5.22
     Class B                                        6,781,519          1,299,956                  5.22
     Class C                                        2,813,599            539,303                  5.22
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      851,757,317         69,144,794                 12.32
     Class B                                      136,717,100         12,727,934                 10.74
     Class C                                        6,698,934            623,776                 10.74
     Class I                                       53,521,078          4,198,962                 12.75
     Class R4                                       7,258,132            577,163                 12.58
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      682,528,518        180,120,461                  3.79
     Class B                                       26,464,663          6,984,267                  3.79
     Class C                                        4,745,241          1,251,775                  3.79



Statement of Additional Information - June 27, 2008                      Page 63

FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
     Class A                                   $2,581,740,475        599,871,661                $ 4.30
     Class B                                       79,940,264         18,578,815                  4.30
     Class C                                       13,358,573          3,102,677                  4.31
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           142,410,486        142,465,323                  1.00
-----------------------------------------------------------------------------------------------------------------





FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using


Statement of Additional Information - June 27, 2008                      Page 64
available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by


Statement of Additional Information - June 27, 2008                      Page 65
ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not


Statement of Additional Information - June 27, 2008                      Page 66
      independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.



Statement of Additional Information - June 27, 2008                      Page 67

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - June 27, 2008                      Page 68

INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 9. CLASS A SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                  SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE**       INVESTED       PRICE**        INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or more***       0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                           SALES CHARGE* AS A
                                              PERCENTAGE OF          SALES CHARGE* AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                     PRICE**             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more***                             0.00%                     0.00%
-----------------------------------------------------------------------------------------



     * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - June 27, 2008                      Page 69

                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $10.27           0.9525          $10.78
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                       10.05           0.9525           10.55
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                       10.21           0.9525           10.72
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                         10.46           0.9425           11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                       10.15           0.9525           10.66
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                           10.46           0.9425           11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                10.48           0.9425           11.12
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative              10.28           0.9525           10.79
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                       10.53           0.9425           11.17
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           4.90      No sales charge        4.90
----------------------------------------------------------------------------------------------
Small Company Index                                   6.19           0.9425            6.57
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                         11.97           0.9425           12.70
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Precious Metals and Mining                           11.92           0.9425           12.65
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   4.03           0.9425            4.28
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                             17.25           0.9425           18.30
----------------------------------------------------------------------------------------------
130/30 U.S. Equity                                   17.06           0.9425           18.10
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                  9.65           0.9425           10.24
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                  9.64           0.9425           10.23
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       3.02           0.9525            3.17
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                            9.85           0.9425           10.45
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            7.02           0.9425            7.45
----------------------------------------------------------------------------------------------
Partners Select Value                                 5.93           0.9425            6.29
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             6.79           0.9425            7.20
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              6.56           0.9425            6.96
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.73           0.9525            4.97
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              5.00           0.9525            5.25
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                  9.65           0.9425           10.24
----------------------------------------------------------------------------------------------
Real Estate                                          15.83           0.9425           16.80
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

Disciplined Equity                                    7.22           0.9425            7.66
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  9.55           0.9425           10.13

----------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 70

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value                         $10.00           0.9425          $10.61
----------------------------------------------------------------------------------------------
Floating Rate                                         9.70           0.9525           10.18
----------------------------------------------------------------------------------------------

Growth                                               32.73           0.9425           34.73
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.99           0.9525           10.49
----------------------------------------------------------------------------------------------

Inflation Protected Securities                        9.69           0.9525           10.17
----------------------------------------------------------------------------------------------
Large Cap Equity                                      6.05           0.9425            6.42
----------------------------------------------------------------------------------------------

Large Cap Value                                       5.71           0.9425            6.06
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.58           0.9525           10.06
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 5.03           0.9525            5.28
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.81           0.9525            5.05
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.14           0.9525            5.40
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.93           0.9525            5.18
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                             11.46           0.9425           12.16
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                         10.36           0.9425           10.99
----------------------------------------------------------------------------------------------
Diversified Equity Income                            14.34           0.9425           15.21
----------------------------------------------------------------------------------------------
Mid Cap Value                                        10.15           0.9425           10.77
----------------------------------------------------------------------------------------------
Strategic Allocation                                 12.48           0.9425           13.24
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           9.84           0.9525           10.33
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                  10.58           0.9700           10.91
----------------------------------------------------------------------------------------------
Disciplined International Equity                     13.06           0.9425           13.86
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                10.57           0.9525           11.10
----------------------------------------------------------------------------------------------
Global Bond                                           6.89           0.9525            7.23
----------------------------------------------------------------------------------------------
Global Technology                                     3.04           0.9425            3.23
----------------------------------------------------------------------------------------------
Partners International Select Growth                 10.54           0.9425           11.18
----------------------------------------------------------------------------------------------
Partners International Select Value                  12.14           0.9425           12.88
----------------------------------------------------------------------------------------------
Partners International Small Cap                     10.29           0.9425           10.92
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                        14.99           0.9425           15.90
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          6.83           0.9425            7.25
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity               11.83           0.9425           12.55
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               5.22           0.9525            5.48
----------------------------------------------------------------------------------------------
Mid Cap Growth                                       12.32           0.9425           13.07
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.79           0.9525            3.98
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                4.30           0.9525            4.51
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------




CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included in your LOI. For example, a shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill


Statement of Additional Information - June 27, 2008                      Page 71
the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by ROA or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any RiverSource funds during the 13-month period; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.



Statement of Additional Information - June 27, 2008                      Page 72

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.



Statement of Additional Information - June 27, 2008                      Page 73

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income            $         0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income             870,491         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                         1,885,594         --            --         1,885,594        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                              0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                6,394,289         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining               4,849,573         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                     37,352,005         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------
Income Builder Basic Income               --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            --            --            --            --           870,491
---------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            --            --            --            --                --
---------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                          --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Small Company Index                       --            --            --            --                --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------
Equity Value                              --            --            --            --                --
---------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                 --            --            --            --         6,394,289
---------------------------------------------------------------------------------------------------------
Precious Metals and Mining                --            --            --            --         4,849,573
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                       --            --            --            --        37,352,005
---------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 27, 2008                      Page 74

                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              $    1,239,657            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                           349,118            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                         103,637            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        1,365,339,132   50,473,765    226,001,198   517,121,802   552,664,309            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             1,192,607,972            0    826,406,866   315,348,051    23,741,111   27,111,944
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                         0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value                      4,875,220            0              0             0     2,366,790    2,508,430
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                 28,072,092            0              0    28,072,092             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                           0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           220,701,443   35,174,077    117,356,906             0             0            0
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                   1,209,634            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                     398,074,003            0              0             0   398,074,003            0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                                6,554            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                 0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                       121,627            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                        0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                              1,918,822            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Growth                                   284,278,656            0              0             0   284,278,656            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities             3,973,349            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         158,388,854   51,243,861     70,190,395    24,231,893    12,722,705            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      3,394,837            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       0             0             0             0     1,239,657
---------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                             0             0             0             0       349,118
---------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2040                           0             0             0             0       103,637
---------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          --            --            --            --            --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------
High Yield Bond                                0    19,078,058             0             0
---------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Fundamental Value                    --            --            --            --
---------------------------------------------------------------------------------------------------------
Partners Select Value                          0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Small Cap Value                      --            --            --            --
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        36,267,962    20,469,230     9,579,187     1,854,081
---------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       0       545,026       664,608             0
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------
Dividend Opportunity                           0             0             0             0
---------------------------------------------------------------------------------------------------------
Real Estate                                   --            --            --            --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------
Cash Management                                0             0             0         6,554
---------------------------------------------------------------------------------------------------------
Disciplined Equity                            --            --            --            --
---------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                         0        93,125        21,904         6,598
---------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                   --            --            --            --
---------------------------------------------------------------------------------------------------------
Floating Rate                                  0             0        33,562     1,885,260
---------------------------------------------------------------------------------------------------------
Growth                                         0             0             0             0
---------------------------------------------------------------------------------------------------------
Income Opportunities                          --            --            --            --
---------------------------------------------------------------------------------------------------------
Inflation Protected Securities                 0             0     2,136,395     1,836,954
---------------------------------------------------------------------------------------------------------
Large Cap Equity                               0             0             0             0
---------------------------------------------------------------------------------------------------------
Large Cap Value                               --            --            --            --
---------------------------------------------------------------------------------------------------------
Limited Duration Bond                          0       388,116     2,946,394        60,327
---------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 27, 2008                      Page 75

                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  $          0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                        154,484,363          0        75,831,798    49,658,521             0    5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      2,437,360          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                695,010,276          0           757,502   300,688,916   368,676,980   24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                245,720          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                  27,193          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Global Bond                               4,163,824          0                 0     3,665,053             0            0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                       331,644,553          0       250,345,326    81,299,227             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                            0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Select Value               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity             41,025,111          0        19,489,378    16,514,518     5,021,215            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              344,634,903          0       170,490,067   143,634,885    30,509,951            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                             234,796,830          0       137,301,860    59,231,998    38,262,972            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                     177,579          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                             729,269          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                            0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                      22,784        166                 0        18,332             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------
California Tax-Exempt                        --             --           --             --
---------------------------------------------------------------------------------------------------------
Diversified Bond                              0     12,836,807            0     10,930,078
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                    993,611        913,006           --        530,743
---------------------------------------------------------------------------------------------------------
New York Tax-Exempt                          --             --           --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------
Balanced                                      0              0            0              0
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                  0              0      245,720              0
---------------------------------------------------------------------------------------------------------
Diversified Equity Income                    --             --           --             --
---------------------------------------------------------------------------------------------------------
Mid Cap Value                                --             --           --             --
---------------------------------------------------------------------------------------------------------
Strategic Allocation                         --             --           --             --
---------------------------------------------------------------------------------------------------------
Strategic Income Allocation                   0              0       27,193              0
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income          --             --           --             --
---------------------------------------------------------------------------------------------------------
Disciplined International Equity             --             --           --             --
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond                        --             --           --             --
---------------------------------------------------------------------------------------------------------
Global Bond                                   0        498,771            0              0
---------------------------------------------------------------------------------------------------------
Global Technology                             0              0            0              0
---------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                       --             --           --             --
---------------------------------------------------------------------------------------------------------
Partners International Select Value          --             --           --             --
---------------------------------------------------------------------------------------------------------
Partners International Small Cap             --             --           --             --
---------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                --             --           --             --
---------------------------------------------------------------------------------------------------------
Threadneedle European Equity                  0              0            0              0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                    0              0            0              0
---------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                                   0              0            0              0
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       0        177,579            0              0
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                               --             --           --             --
---------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               0        729,269            0              0
---------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                       --             --           --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   4,286              0            0              0
---------------------------------------------------------------------------------------------------------





(a) The fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains, will expire as follows:
       $41,050 in 2012, $3,259,225 in 2013, $235,890 in 2014 and $66,065 in
       2015.



Statement of Additional Information - June 27, 2008                      Page 76

TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the Fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income without a dividends paid deduction. Also, "all of" a shareholder's distributions would become ordinary dividends (or could be treated as a return of capital, if there weren't sufficient earnings and profits).

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - June 27, 2008                      Page 77

EXCHANGES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Only certain qualified dividend income (QDI) will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).



Statement of Additional Information - June 27, 2008                      Page 78

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Income Builder Basic Income(a)                           13.76%                    16.17%
--------------------------------------------------------------------------------------------------

Income Builder Enhanced Income(a)                        12.60                     16.13
--------------------------------------------------------------------------------------------------

Income Builder Moderate Income(a)                        16.31                     19.46
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             26.29                     37.78
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            6.13                      8.87
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                               13.84                     20.15
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive                    20.05                     29.14
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative                  10.92                     15.29
--------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                           36.08                     52.38
--------------------------------------------------------------------------------------------------

S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                 7.42                      7.52
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.58                      7.77
--------------------------------------------------------------------------------------------------

Small Cap Advantage                                      21.98                     23.84
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                   0                         0
--------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                     23.79                     26.60
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     29.19                     33.29
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     31.05                     36.77
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                     35.39                     42.66
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     38.20                     46.35
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     37.21                     44.99
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     36.10                     43.63
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     33.06                     39.67
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                               20.97                     24.18
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 18.32                     19.93
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0

--------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 79

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     99.84                     100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.61                      3.93
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       25.90                     26.15
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              18.44                     18.71
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         48.37%                    51.53%
--------------------------------------------------------------------------------------------------
Large Cap Value                                          79.11                     85.37
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 58.30                     62.48
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            65.46                     80.61
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     53.06                     87.46
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.92                      4.92
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0                         0
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.26                     78.89
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                       0                       23.04
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                       100.00
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                       50.58
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                       12.81
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               59.61                     100.00
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                      Page 80

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                             0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------





   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is for the period from June 1, 2007 through Jan. 31, 2008.

CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.



Statement of Additional Information - June 27, 2008                      Page 81

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       First $0.25          0.950%                          0.950%
130/30 U.S. Equity                             Next 0.25            0.930
                                               Next 0.50            0.910
                                               Over 1.0             0.890
------------------------------------------------------------------------------------------------------------------------------

Absolute Return Currency and Income            First 1.0            0.890                            0.890
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700
------------------------------------------------------------------------------------------------------------------------------

Balanced                                       First 1.0            0.530                            0.529
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350
------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt                          First 0.25           0.410                     California - 0.410
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Cash Management                                First 1.0            0.330                            0.285
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 82

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                             First $1.0           0.600%                Disciplined Equity - 0.577%
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600
Diversified Equity Income                      Next 1.0             0.550              Diversified Equity Income - 0.535
Growth                                         Next 3.0             0.525                       Growth - 0.571
Large Cap Equity                               Next 1.5             0.500                  Large Cap Equity - 0.547
Large Cap Value                                Next 2.5             0.485                   Large Cap Value - 0.600
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity               First 0.25           0.800          Disciplined International Equity - 0.779
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.769
Threadneedle International Opportunity         Next 0.25            0.725       Threadneedle International Opportunity - 0.748
                                               Next 1.0             0.700
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity           First 1.0            0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700
                                               Next 1.0             0.650                   Mid Cap Growth - 0.699
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                    First 0.25           0.850                            0.850
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725
------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                               First 1.0            0.480                  Diversified Bond - 0.455
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 83

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           First $0.50          0.610%                          0.578%
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                          First 0.25           0.720                Emerging Markets Bond - 0.720
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.706
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520
------------------------------------------------------------------------------------------------------------------------------

Equity Value                                   First 0.50           0.530                            0.517
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400
------------------------------------------------------------------------------------------------------------------------------

Floating Rate                                  First 1.0            0.610                            0.610
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380
------------------------------------------------------------------------------------------------------------------------------

Global Technology                              First 0.25           0.720                            0.720
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 84

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                First $1.0           0.590%                          0.578%
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360
------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income(a)                 N/A                    N/A                             N/A
Income Builder Enhanced Income(a)
Income Builder Moderate Income(a)
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                 First 1.0            0.440                            0.440
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                        First 1.0            0.390                            0.390
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 85

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  First $1.0           0.700%                          0.679%
                                               Next 1.0             0.675
                                               Next 1.0             0.650
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     First 0.50           0.890                            0.886
                                               Next 0.50            0.865
                                               Next 1.0             0.840
                                               Next 1.0             0.815
                                               Next 3.0             0.790
                                               Over 6.0             0.765
------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                     First 0.50           0.730                            0.711
                                               Next 0.50            0.705
                                               Next 1.0             0.680
                                               Next 1.0             0.655
                                               Next 3.0             0.630
                                               Over 6.0             0.600
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth           First 0.25           1.000                            0.974
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value            First 0.25           0.900                            0.817
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap               First 0.25           1.120                            1.120
                                               Next 0.25            1.095
                                               Next 0.25            1.070
                                               Next 0.25            1.045
                                               Next 1.0             1.020
                                               Over 2.0             0.995
------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                          First 0.50           0.780                            0.775
                                               Next 0.50            0.755
                                               Next 1.0             0.730
                                               Next 1.0             0.705
                                               Next 3.0             0.680
                                               Over 6.0             0.650
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                      First 0.25           0.970                            0.964
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 86

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                      First $0.25          0.920%                          0.920%
                                               Next 0.25            0.895
                                               Next 0.25            0.870
                                               Next 0.25            0.845
                                               Next 1.0             0.820
                                               Over 2.0             0.795
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                       First 0.25           0.970                            0.933
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                     First 0.25           0.800                            0.800
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675
------------------------------------------------------------------------------------------------------------------------------

Real Estate                                    First 1.0            0.840                            0.840
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720
------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                                  First 1.0            0.220                            0.220
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 First 1.0            0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First 0.25           0.790                            0.786
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 87

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Small Company Index                            First $0.25          0.360%                          0.350%
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240
------------------------------------------------------------------------------------------------------------------------------

Strategic Allocation                           First 1.0            0.570                            0.554
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390
------------------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                    First 0.25           0.550                            0.550
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                First 1.0            0.410                            0.410
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                         First 1.0            0.470                            0.448
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 88

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                        First $1.0           0.330%                          0.330%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                  First 0.25           1.100                            1.077
                                               Next 0.25            1.080
                                               Next 0.25            1.060
                                               Next 0.25            1.040
                                               Next 1.0             1.020
                                               Next 5.5             1.000
                                               Next 2.5             0.985
                                               Next 5.0             0.970
                                               Net 5.0              0.960
                                               Next 4.0             0.935
                                               Next 26.0            0.920
                                               Over 50.0            0.900
------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                       First 1.0            0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
------------------------------------------------------------------------------------------------------------------------------






(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is as of Jan. 31, 2008.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - June 27, 2008                      Page 89

                              TABLE 14. PIA INDEXES


                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   615,240
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                 58,432
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (79,535)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (641,110)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------
130/30 U.S. Equity                      Russell 1000 Index                              N/A*
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                 (363,354)
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds(a)              (596,440)
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds(b)                151,566
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                 (259,546)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                  77,314
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                 1,238,194
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                     155,486
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds                  716,428
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (17,062)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (13,668)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds              2,987,141
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds                  788,515
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                  (3,332)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                        520,967
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds                    0(c)
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 1,134,237
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                   578,014
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds              929,457
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                         86,560
----------------------------------------------------------------------------------------------
Global Technology                       Lipper Science and Technology Funds          172,062
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                 (30,833)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                        296,140
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds          18,317
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                197,327
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                       (106,381)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                           29,844
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        421,640
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds               (1,678,023)
----------------------------------------------------------------------------------------------





     * See section titled "Transition Period" below.





(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.




Statement of Additional Information - June 27, 2008                      Page 90

(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.


(c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT 120/20 CONTRARIAN EQUITY AND 130/30 U.S.
EQUITY:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.


             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------


For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective


Statement of Additional Information - June 27, 2008                      Page 91
date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

FOR 120/20 CONTRARIAN EQUITY AND 130/30 U.S. EQUITY:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.


             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


-----------------------------------------------------------------------------------------
 PERFORMANCE
  DIFFERENCE                                 ADJUSTMENT RATE
-----------------------------------------------------------------------------------------
0.00% - 1.00%  0
-----------------------------------------------------------------------------------------
1.00% - 6.00%  10 basis points times the performance difference over 1.00%, times 100
               (maximum 50 basis points if a 6% performance difference)
-----------------------------------------------------------------------------------------
6.00% or more  50 basis points
-----------------------------------------------------------------------------------------




For example, if the Performance Difference is 2.38%, the adjustment rate is
0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This Adjustment Rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 36 month blended index return that reflects the performance of the current index for the portion of the 36 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.



Statement of Additional Information - June 27, 2008                      Page 92

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES



----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006              2008              2007           2006
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            N/A            N/A            N/A       $   103,636       $   145,971    $     3,184(b)
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced
  Income(a)                               N/A            N/A            N/A           134,546           153,282          6,657(b)
----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate
  Income(a)                               N/A            N/A            N/A           129,062           202,410          7,419(b)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              N/A           N/A*    $   204,941           168,942           209,004        154,484
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            N/A           N/A*         71,579            96,147           134,788        117,318
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                N/A           N/A*        342,180           247,980           246,216        251,538
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Aggressive                              N/A           N/A*        418,633           247,472           355,360        269,480
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Conservative                            N/A           N/A*        137,483           117,533           140,615        144,243
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity            N/A           N/A*        165,740           173,675           188,843        122,935
----------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                     $   579,548    $   566,109        706,270          (254,777)         (272,996)      (357,906)
----------------------------------------------------------------------------------------------------------------------------------

Small Company Index                 3,292,392      3,889,499      4,419,815        (1,007,306)         (662,392)       471,768
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value                        6,797,853      6,969,436      7,043,854           413,170           361,720        400,520
----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth           1,887,518      2,066,992      1,878,991            99,186           111,014        343,335
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            956,280        876,127        579,779           175,405           144,337        207,159
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 2,903,208      4,703,119      5,845,601          (383,991)         (252,816)       510,707
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              159,311(c)         N/A            N/A            21,297(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                     81,732(c)         N/A            N/A            60,972(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A            N/A            N/A                41             4,075(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A            N/A            N/A               310             3,927(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                      N/A            N/A            N/A               745             6,231(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                      N/A            N/A            N/A               332             4,478(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                      N/A            N/A            N/A               431             2,766(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                      N/A            N/A            N/A               487               878(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                      N/A            N/A            N/A              (796)            2,640(d)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                      N/A            N/A            N/A            (2,131)           (2,522)(d)        N/A
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                      2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                    11,401,845     12,713,321     14,973,845           481,606           688,374        817,018
----------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth          4,627,106      1,950,153        399,501        (1,047,823)         (167,264)        82,999
----------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value          7,530,722      7,971,622      5,556,219          (215,041)          501,862        488,580
----------------------------------------------------------------------------------------------------------------------------------

Partners Select Value               4,807,861      5,211,061      5,256,934          (162,440)          330,794        423,030
----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity           2,964,236      2,525,974      1,560,155          (464,274)         (134,739)         6,490
----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value            9,159,989      9,285,758      9,857,858          (878,605)          735,477        788,885
----------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government      4,419,003      6,683,201     10,141,504        (1,025,939)       (1,688,300)      (958,143)
----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage            1,348,887      1,327,433      1,532,464          (438,473)         (549,885)      (188,134)

----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 93

----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity              $10,678,661    $ 7,688,134    $ 6,201,403       $   540,349       $   480,473    $   453,329
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                         2,299,121      1,398,778        725,491           207,925           153,244        133,564
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                    12,713,351     10,801,723     12,052,160           859,062        (1,747,535)     1,220,672
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                           1,096,973        991,804        846,872           (66,961)          (58,636)        99,940
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                 14,110,274      5,175,451        408,720          (202,920)          (83,131)       130,016
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap
  Equity                              273,481         13,335(e)         N/A            91,799             4,577(e)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value           206,071         49,035(f)         N/A            37,535             9,684(f)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Floating Rate                       3,332,472        412,667(f)         N/A           151,486            19,402(f)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Growth                             22,705,786     19,922,079     18,968,320           954,358         1,214,759      1,217,404
----------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                2,116,555      2,229,460      1,954,757           187,627           198,512        214,865
----------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities      1,313,892      1,078,635        552,220          (126,032)          (45,905)        28,432
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                   39,667,264     20,724,477      9,680,873         1,168,504           682,652        161,534
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Value                       602,406        715,200        803,736           184,710           186,504        293,194
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 726,809        990,881        960,788           (73,339)          (96,959)        57,170
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 717,999      1,008,174(g)   1,010,591            20,854            (8,449)(g)    116,440
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   12,770,016     12,388,294     13,003,467        (1,129,485)       (1,870,049)    (1,032,114)
----------------------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                1,351,439      1,898,065(g)   1,895,714           676,782           599,362(g),(h) 580,040(h)
----------------------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                   279,438        402,241(g)     434,449           134,099           133,306(g),(h) 146,336(h)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced                            6,315,077      5,690,832      7,169,932           368,447           563,493        651,610
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          114,048(i)         N/A            N/A            54,709(i)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          42,530,087     37,321,661     24,183,415         1,561,033         1,761,776      1,530,714
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      15,908,732     11,459,838      5,816,781           826,273           728,841        531,095
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               11,025,000      7,064,937      5,960,581           921,198           665,164        642,432
----------------------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation           168,875(i)         N/A            N/A            76,656(i)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                              887,341        176,149(j)         N/A           103,119            28,907(j)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity    2,161,563        147,388(k)         N/A           358,005            48,716(k)         N/A
----------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                 706,943        191,237(l)         N/A           120,044            77,772(l)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                         3,438,893      3,734,676      4,359,713           (17,529)         (159,716)       408,133
----------------------------------------------------------------------------------------------------------------------------------
Global Technology                   1,412,081      1,327,883      1,574,791           187,390           249,939        282,889
----------------------------------------------------------------------------------------------------------------------------------

Partners International Select
  Growth                            6,048,963      4,039,162      3,119,859           672,542           530,707        384,996
----------------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            20,067,871     15,936,398     10,340,380         1,286,758           990,734        812,998
----------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap    1,270,558      1,050,011        933,818           208,621           246,920        333,478
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets       7,106,815      5,659,680      3,801,760         1,190,259           745,246        636,569
----------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity          952,484        821,750        837,577           199,237           182,061        224,833
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          6,075,014      5,791,016      4,471,632           577,463           517,920        485,178
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,923,040      4,840,788      3,988,205           545,663           505,513        566,027

----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 94

----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           $   321,011    $   435,316    $   644,499       $    (4,565)      $   (25,206)   $    67,781
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      6,373,531      9,852,112     10,413,718           241,412           670,574        901,194
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     3,157,092      3,345,629      3,066,023            (8,650)          905,255        661,982(m)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             13,006,578     15,027,647     17,998,361          (847,490)        8,025,340      7,139,120(m)
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               406,763        390,170        423,253            32,730           118,441        116,613
----------------------------------------------------------------------------------------------------------------------------------




     * Effective Feb. 1, 2006, this fee was eliminated.



   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

   (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

   (c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


   (d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


   (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


   (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


   (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.


   (h) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006 and 2005 were reported as $(68,320) and $161,536 for Minnesota Tax-Exempt Fund and $(21,864) and $54,945 for New York Tax-Exempt Fund, respectively.


   (i) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


   (j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.


   (k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (m) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2005 were reported as $136,155 for Tax-Exempt Bond Fund and $308,271 for Tax- Exempt High Income Fund.


MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment


Statement of Additional Information - June 27, 2008                      Page 95
research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth  Essex Investment Management Company, LLC           B      0.70% on the first $20 million, reducing to
                           (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Federated MDTA, LLC (MDTA)(c) (effective           C      0.60% on the first $75 million, reducing to
                           Sept. 23, 2005)                                           0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Turner Investment Partners, Inc.                  N/A     0.60% on the first $50 million, reducing to
                           (Turner) (effective Aug. 18, 2003)                        0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood Capital Management LLC                     A      0.60% on the first $100 million,
                           (Kenwood)(a), (c)                                         reducing to 0.45% as assets increase, and
                           (effective May 4, 1999)                                   subject to a performance incentive
                                                                                     adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive        American Century Investment                        D      0.50% on the first $100 million, reducing to
Growth                     Management, Inc. (American Century)                       0.38% as assets increase
                           (effective April 24, 2003)
                           ------------------------------------------------------------------------------------------------------
                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Value                      LP (Davis)(a), (c)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------
Partners Select Value      Systematic Financial Management,                   E      0.50% on the first $50 million,
                           L.P. (Systematic)(c)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------
                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(c)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity  American Century                                   D      0.65% on the first $25 million, reducing to
                           (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Jennison Associates LLC (Jennison)                 F      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 96

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        G      1.00% on the first $10 million,
                           Strauss (BHMS)(c)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(c)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           MDTA(c)                                            C      0.60% on the first $75 million, reducing to
                           (effective June 6, 2008)                                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Metropolitan West Capital Management, LLC          I      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Partners International     Columbia Wanger Asset Management L.P.              K      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM) (effective Sept. 5, 2001)                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Principal Global Investors, LLC                   N/A     0.55% on the first $100 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.42% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
Select Value               (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AIG Global Investment Corp. (AIGGIC)               L      0.75% on the first $100 million, reducing to
Small Cap                  (effective April 24, 2006)                                0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Batterymarch Financial Management, Inc.            M      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging      Threadneedle International Limited(a)              J      0.45% of the first $150 million, reducing to
Markets                    (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European      Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle               Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)
---------------------------------------------------------------------------------------------------------------------------------





   (a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially- owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.


   (b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

   (c) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

   (d) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
       14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.



Statement of Additional Information - June 27, 2008                      Page 97

A -     Kenwood is an indirect partially-owned subsidiary of Ameriprise
        Financial.

B -     Essex is majority owned by Affiliated Managers Group.

C -     Federated MDTA LLC is an indirect subsidiary of Federated Investors,
        Inc.

D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

E -     Systematic is an affiliate of Affiliated Managers Group.


F - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.


G -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.

I - MetWest Capital is a majority-owned subsidiary of Evergreen Investments and Wachovia Corporation.

J -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

K - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

L - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

M - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES


                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2008         2007         2006
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex                                                $  257,999   $  281,295   $  120,556(a)
Growth
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                    397,581      411,034      165,110(a)
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                  241,810      265,516      321,406
                                  --------------------------------------------------------------------------------------------
                                  UBS                                                     293,079      342,871      371,341
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Bjurman, Barry & Associates              N/A          N/A      175,818(b)
                                  (from Aug. 18, 2003 to Sept. 23, 2005)
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: RS Investment Management, L.P.           N/A          N/A      257,675(b)
                                  (from Jan. 24, 2001 to Sept. 23, 2005)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Kenwood                                               2,318,621    3,180,483    2,856,138
------------------------------------------------------------------------------------------------------------------------------
                                                                                          2007         2006         2005
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                                      1,321,245      512,880      114,981
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                1,304,994      525,422      119,529
------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value        Davis                                                 3,673,544    3,787,565    2,834,365
------------------------------------------------------------------------------------------------------------------------------
Partners Select Value             Systematic                                              753,292(c)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  WEDGE                                                   776,260(c)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset Management Inc.          786,466(d) 2,763,925    2,709,039
                                  (from inception to September 28, 2006)
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         American Century                                        662,396      457,181      302,079
                                  --------------------------------------------------------------------------------------------
                                  Jennison                                                    N/A          N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Lord Abbett                                             677,462      433,231      278,497
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management Company,       650,960     614,053*      388,922
                                  LLP (from Dec. 12, 2003 to Feb. 22, 2008)

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                      Page 98

                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2007         2006         2005
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          BHMS                                                 $  970,241   $1,008,072   $  823,441
                                  --------------------------------------------------------------------------------------------
                                  Donald Smith                                          1,180,183    1,242,221      992,659
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                        N/A          N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  MetWest Capital                                       1,769,553      225,545(e)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio Associates      1,198,029    1,289,120     957,263
                                  (from March 2004 to June 6, 2008)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Royce & Associates, LLC                  N/A    1,395,487(f) 2,287,184
                                  (from inception to April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset Management,       38,601(g) 1,312,424(f) 1,599,715
                                  L.P. (from Aug. 2002 to April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------

Partners International            Columbia WAM                                          1,568,158    1,264,808      985,095
                                  --------------------------------------------------------------------------------------------
Select Growth                     Principal                                             1,760,150      632,882(h)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: American Century Global                  N/A      821,124(i)   959,879
                                  Investment Management** (from Jan. 2005 to April
                                  24, 2006)
------------------------------------------------------------------------------------------------------------------------------

Partners International Select     AllianceBernstein                                     7,962,307    6,022,579    4,126,134
Value
------------------------------------------------------------------------------------------------------------------------------

Partners International            AIGGIC                                                  425,696      201,650(h)       N/A
                                  --------------------------------------------------------------------------------------------
Small Cap                         Batterymarch                                            439,593      205,659(h)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment Counsel,            N/A      226,154(i)   317,358
                                  LLC (Franklin Templeton) (from Oct. 3, 2002 to
                                  April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management Company,           N/A      243,185(i)   331,593
                                  LLP together with its affiliate Wellington
                                  Management International Ltd (from Oct. 3, 2002 to
                                  April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     Threadneedle                                          2,728,720    2,170,719    1,556,386
------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity      Threadneedle                                            406,594      356,308      432,362
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity        Threadneedle                                          2,408,387    2,358,731    1,621,159
------------------------------------------------------------------------------------------------------------------------------

Threadneedle International        Threadneedle                                          1,895,712    1,948,352    1,720,351
Opportunity
------------------------------------------------------------------------------------------------------------------------------




     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.

   (a) For the fiscal period from Sept. 23, 2005 to March 31, 2006.
   (b) For the fiscal period from April 1, 2005 to Sept. 23, 2005.
   (c) For the fiscal period from Sept. 29, 2006 to May 31, 2007.
   (d) For the fiscal period from June 1, 2006 to Sept. 28, 2006.
   (e) For the fiscal period from April 24, 2006 to May 31, 2006.
   (f) For the fiscal period from June 1, 2005 to April 24, 2006.
   (g) Payments made to subadviser in accordance with termination agreement.
   (h) For the fiscal period from April 24, 2006 to Oct. 31, 2006.
   (i) For the fiscal period from Nov. 1, 2005 to April 24, 2006.



Statement of Additional Information - June 27, 2008                      Page 99

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Dimitris Bertsimas   18 RICs              $7.44 billion   7 RICs ($6.2 B)    None
Income                                    3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.85 billion   None               None          (9)        (28)
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   18 RICs              $7.42 billion   7 RICs ($6.2 B)    None
Enhanced Income                           3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.82 billion   None               None          (9)        (28)
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   18 RICs              $7.12 billion   7 RICs ($6.2 B)    $100,001 -
Moderate Income                           3 PIVs               $67.07 million                     $500,000
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.52 billion   None               $100,001 -    (9)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene(b)                                                           $50,001 -
Aggressive                                                                                        $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.09 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Conservative                                                                                      $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.47 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Moderate                                                                                          $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.65 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate Aggressive                                                                               $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.51 billion   None               $100,001 -    (1)        (27)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          $50,001 -
                                                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate                                                                                          $50,000
Conservative
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.27 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Total Equity                                                                                      $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.14 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index        David Factor         2 RICs               $1.07 billion   None               None          (2)        (28)
                                          2 PIVs               $1.42 billion

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 100

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Index  David Factor         2 RICs               $563.27 million None               None          (2)        (28)
                                          2 PIVs               $1.42 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value         Warren Spitz                                                                 $10,001 -
                                                                                                  $50,000
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $15.57 billion                     $50,001 -     (2)        (28)
                                          1 PIV                $44.32 million  6 RICs ($15.06 B)  $100,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $457.39 million                    $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap   UBS:
Growth               Paul A. Graham       5 RICs               $657.0 million
                                          1 PIV                $159.0 million
                                          17 other accounts    $322.0 million  1 other account
                     ---------------------------------------------------------
                     David N. Wabnik      5 RICs               $657.0 million  ($52.5 M)          None          (4)        (29)
                                          1 PIV                $159.0 million
                                          26 other accounts    $290.0 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:
                     William C. McVail    7 RICs               $1.1 billion    1 RIC ($37.0 M);
                                          10 PIVs              $140.0 million  4 other accounts
                                          50 other accounts    $3.6 billion    ($346.0 M)
                     ----------------------------------------------------------------------------
                     Jason D.             15 RICs              $3.7 billion    1 RIC ($56.0 M);
                     Schrotberger         27 PIVs              $499.0 million  2 PIVs ($4.0 M);
                                          55 other accounts    $2.9 billion    5 other accounts   None          (5)        (30)
                                                                               ($457.0 M)
                     ----------------------------------------------------------------------------
                     Rick Wetmore         4 RICs               $418.0 million  4 other accounts
                                          6 PIVs               $43.0 million   ($346 M)
                                          41 other accounts    $2.1 billion
                     --------------------------------------------------------------------------------------------------------------
                     ESSEX:
                     Nancy B. Prial       3 RICs               $108.8 million  None               None          (6)        (31)
                                          1 PIV                $144.6 million
                                          52 other accounts    $567.7 million
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     David Goldsmith
                     --------------------
                     Frederick L. Konopka 10 RICs              $1.1 billion
                                          4 PIVs               $225.1 million  None               None          (7)        (32)
                     -------------------- 48 other accounts    $6.85 billion

                     Brian M. Greenberg
                     --------------------

                     Douglas K. Thunen
-----------------------------------------------------------------------------------------------------------------------------------

Precious Metals and  Clay Hoes            1 PIV                $97.2 million   None               $10,001 -   (2),(3)      (28)
Mining                                                                                            $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage  KENWOOD:
                     Jake Hurwitz         1 RIC                $127.3 million  1 RIC ($127.3 M);  $100,001 -    (8)        (33)
                                          1 PIV                $73.59 million  2 other accounts   $500,000
                     --------------------                                                         ----------
                     Kent Kelley          23 other accounts    $597.94 million ($138.19 M)        $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian    Warren Spitz                                                                 None
Equity
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $17.52 billion                     $10,001 -
                                          1 PIV                $43.95 million  6 RICs ($17.0 B)   $50,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $493.17 million                    $100,001 -    (2)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

130/30 U.S. Equity   Bob Ewing            8 RICs               $9.60 billion   7 RICs ($9.28 B)   $50,001 -     (2)        (28)
                                          1 PIV                $10.46 million                     $100,000
                                          2 other accounts     $61.99 million
                     ---------------------------------------------------------------------------------------
                     Nick Thakore         6 RICs               $10.97 billion  5 RICs ($10.65 M)  None
                                          1 PIV                $9.67 million
                                          2 other accounts     $61.99 million
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 101

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   $10,001 -     (9)        (28)
                                          3 PIVs               $57.83 million                     $50,000
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None               None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None               $10,001-
                                                                                                  $50,000
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (28)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None               None
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $1-$10,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      Scott Schroepfer     1 RIC                $1.25 billion   None               $100,001 -
                                                                                                  $500,000
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $8.3 billion    None               None          (2)        (28)
                     Leon                 1 PIV                $19.62 million
                                          8 other accounts     $2.31 billion
-----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive  TURNER:
Growth               Christopher K.       18 RICs              $4.2 billion    3 RICs ($836 M);
                     McHugh               43 PIVs              $626.0 million  2 PIVs ($4 M);
                                          58 other accounts    $4.6 billion    5 other accounts
                                                                               ($273 M)
                     ----------------------------------------------------------------------------
                     Tara Hedlund         9 RICs               $2.8 billion    1 RIC ($21 M);     None          (5)        (30)
                                          23 PIVs              $330.0 million  2 PIVs ($4 M);
                                          16 other accounts    $875.0 million  2 other accounts
                                                                               ($139 M)
                     ----------------------------------------------------------------------------
                     Jason Schrotberger   14 RICs              $3.3 billion    1 RIC ($21 M);
                                          38 PIVs              $543.0 million  2 PIVs ($4 M);
                                          53 other accounts    $3.1 billion    5 other accounts
                                                                               ($273 M)
                     --------------------------------------------------------------------------------------------------------------
                     AMERICAN CENTURY:    8 RICs               $6.7 billion
                     Glen A. Fogle        2 other accounts     $147.92 million
                     --------------------
                     David M. Holland                                          None               None          (10)       (34)

                     ---------------------------------------------------------
                     Bradley X. Eixmann   5 RICs               $3.22 billion
                                          2 other accounts     $147.92 million

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 102

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental DAVIS:
Value                Christopher C. Davis 28 RICs              $83.75 billion
                                          12 PIVs              $1.34 billion
                                          49,000 other         $16.61 billion
                                          accounts(e)
                     ---------------------------------------------------------
                     Kenneth C. Feinberg  26 RICs              $83.71 billion  None               None(f)       (13)       (37)
                                          12 PIVs              $1.34 billion
                                          49,000 other         $16.61 billion
                                          accounts(e)
-----------------------------------------------------------------------------------------------------------------------------------
Partners Select      SYSTEMATIC:
Value
                     Ron Mushock          5 RICs               $1.06 billion   None
                                          2 PIVs               $26.9 million
                                          1,422 other accounts $1.30 billion                      None          (25)       (49)
                     ----------------------------------------------------------------------------
                     Kevin McCreesh       6 RICs               $1.19 billion   1 other account
                                          6 PIVs               $832.1 million  ($365.0 M)
                                          257 other accounts   $4.64 billion
                     --------------------------------------------------------------------------------------------------------------
                     WEDGE:
                     R. Michael James     2 RICs               $143.2 million
                     --------------------
                     Peter F. Bridge      1 PIV                $6.7 million    None               None          (26)       (50)
                     --------------------
                     Paul M. VeZolles     231 other accounts   $3.9 billion
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   AMERICAN CENTURY:
Equity               Thomas P. Vaiana     10 RICs              $7.05 billion
                                          2 PIVs               $121.07 million
                                          3 other accounts     $285.37 million
                     ---------------------------------------------------------
                     Wihelmine von Turk   6 RICs               $2.31 billion
                                          1 PIV                $67.39 million  None               None          (10)       (34)
                                          2 other accounts     $270.92 million
                     ---------------------------------------------------------
                     Brian Ertley         7 RICs               $2.34 billion
                                          1 PIV                $67.39 million
                                          2 other accounts     $270.92 million
                     --------------------------------------------------------------------------------------------------------------
                     JENNISON:
                     John Mullman(g)      3 RICs               $3.0 billion    3 PIVs ($100 M)(h)
                                          5 PIVs               $625.0 million
                                          8 other accounts     $1.0 billion
                     ----------------------------------------------------------------------------
                     Jason Swiatek(g)     3 PIVs               $576.0 million  None               None          (12)       (36)
                                          8 other accounts     $1.0 billion
                     --------------------------------------------------------------------------------------------------------------
                     LORD ABBETT:
                     Michael T. Smith     3 RICs               $1.86 billion   None               None(i)       (14)       (38)
                                          14 other accounts    $966.20 million
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   DONALD SMITH:
Value                Donald G. Smith      2 RICs               $1.79 billion
                     --------------------
                     Richard L. Greenberg 1 PIV                $197.0 million  None               None          (15)       (39)
                                          33 other accounts    $2.83 billion
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     David Goldsmith(l)
                     --------------------
                     Douglas Thunen(l)    9 RICs               $1.06 billion
                     -------------------- 4 PIVs               $288.4 million  None               None          (7)        (32)
                                          47 other accounts    $7.63 billion
                     Frederick Konopka(l)
                     --------------------

                     Brian M.
                     Greenberg(l)
                     --------------------

                     --------------------------------------------------------------------------------------------------------------
                     BHMS:
                     James S. McClure     3 RICs               $6.92 million
                     --------------------
                     John P. Harloe       1 PIV                $5.5 million    None               None          (17)       (41)
                                          16 other accounts    $811.0 million
                     --------------------------------------------------------------------------------------------------------------
                     METWEST CAPITAL:
                     Gary W. Lisenbee     4 RICs               $326.9 million
                     -------------------- 4 PIVs               $64.2 million   None               None          (18)       (42)
                     Samir Sikka          9 other accounts     $58.1 million

-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.  Scott Kirby          10 RICs              $12.60 billion  3 RICs ($5.16 B);  $10,001 -
Government                                5 PIVs               $1.99 billion   1 other account    $50,000
                                          44 other accounts(d) $20.83 billion  ($19.48 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $16.63 billion  3 RICs ($5.16 B);  $10,001 -
                                          6 PIVs               $2.71 billion   1 other account    $50,000
                                          29 other accounts(d) $7.58 billion   ($40.58 M)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government      Scott Kirby          10 RICs              $12.99 billion  3 RICs ($5.16 B);  $10,001 -     (2)        (28)
Mortgage                                  5 PIVs               $1.99 billion   1 other account    $50,000
                                          44 other accounts(d) $20.83 billion  ($19.48 M)

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 103

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity Warren Spitz                                                                 $500,001 -
                                                                                                  $1,000,000
                     --------------------                                                         ----------
                     Steve Schroll        8 RICs               $17.07 billion                     $100,001 -
                                          1 PIV                $82.40 billion  5 RICs             $500,000
                     --------------------                                                         ----------
                     Laton Spahr          5 other accounts(d)  $489.88 million ($16.61)           $100,001 -    (2)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $50,001 -
                                                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate          Julene Melquist      None                 N/A             N/A                $10,001 -   (2),(3)      (28)
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond            Tom Murphy           7 RICs               $11.77 billion  3 RICs             $10,001  -
                                          3 PIVs               $1.02 billion   ($4.96 B)          $50,000
                                          13 other accounts    $13.24 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $17.27 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $2.49 billion   1 other account    $50,000
                                          29 other accounts(d) $8.82 billion   ($27.78 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $13.39 billion  3 RICs             $10,001 -
                                          6 PIVs               $1.93 billion   ($4.96 B);         $50,000
                                          44 other accounts(d) $20.24 billion  1 other account
                                                                               ($94.02 M)
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity   Dimitris Bertsimas   17 RICs              $4.11 billion   5 RICs             $100,001 -
                                          3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $2.27 billion   4 RICs             $50,001 -
                                          5 other accounts     $158.02 million ($2.27 B)          $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   17 RICs              $6.80 billion   5 RICs             $100,001 -
and Mid
Cap Equity                                3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.96 billion   4 RICs             None          (2)        (28)
                                          5 other accounts     $158.02 million ($2.27 B)
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $2.08 billion   2 RICs             $10,001 -
                                          1 other account      $10.86 million  ($2.08 B)          $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   17 RICs              $6.88 billion   5 RICs             $100,001 -
Cap
Value                                     3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $5.04 billion   4 RICs             $10,001 -     (2)        (28)
                                          5 other accounts     $158.02 million ($2.27 B)          $50,000
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $2.15 billion   2 RICs             $10,001 -
                                          1 other account      $10.86 million  ($2.08 B)          $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate        Lynn Hopton          14 PIVs              $6.21 billion   None               None
                     --------------------
                     Yvonne Stevens       1 other account      $66.22 million
                     ---------------------------------------------------------------------------------------
                     Erol Sonderegger                                                             $10,001 -
                                          12 RICs              $1.47 billion   None               $50,000       (2)        (28)
                     --------------------                                                         ----------
                     Colin Lundgren                                                               None
-----------------------------------------------------------------------------------------------------------------------------------
Growth               Nick Thakore         6 RICs               $12.92 billion  5 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($12.52 B)
                                          2 other accounts(d)  $90.78 million
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunity   Brian Lavin          1 RIC                $584.56 million                    $50,001 -
                                          1 PIV                $15.02 million                     $100,000
                                          1 other account      $510.78 million
                     ---------------------------------------------------------                    ----------
                     Jennifer Ponce de    5 RICs               $10.07 billion  None               $10,001 -     (2)        (28)
                     Leon                 1 PIV                $15.02 million                     $50,000
                                          8 other accounts     $2.04 billion
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected  Jamie Jackson        12 RICs              $17.19 billion  3 RICs ($4.96 B);  $10,001 -     (2)        (28)
Securities                                6 PIVs               $2.49 billion   1 other account    $50,000
                                          29 other accounts(d) $8.82 billion   ($27.78 M)
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity     Nick Thakore         5 RICs               $6.59 billion   4 RICs
                                          2 PIVs               $1.22 million   ($6.19 B)
                                          2 other accounts(d)  $90.78 million
                     ----------------------------------------------------------------------------
                     Bob Ewing            7 RICs               $6.93 billion   6 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($6.54 B)
                                          2 other accounts(d)  $90.78 million
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 104

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value      Bob Ewing            7 RICs               $13.17 billion  6 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($12.77 B)
                                          2 other accounts(d)  $90.78 million
-----------------------------------------------------------------------------------------------------------------------------------

Limited Duration     Tom Murphy           7 RICs               $11.92 billion  3 RICs ($4.96 B)   $50,001 -
Bond
                                          3 PIVs               $1.02 billion                      $100,000
                                          13 other accounts    $13.24 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $17.43 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $2.49 billion   1 other account    $50,000       (2)        (28)
                                          29 other accounts(d) $8.82 billion   ($27.78 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $13.55 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $1.93 billion   1 other account    $50,000
                                          44 other accounts(d) $20.24 billion  ($94.02 M)
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-                           8 RICs               $4.07 billion
Exempt
                                          14 other accounts    $8.07 billion
--------------------                      ------------------------------------
Minnesota Tax-       Catherine Stienstra  8 RICs               $3.93 billion   None               None          (2)        (28)
Exempt                                    14 other accounts    $8.07 billion
--------------------                      ------------------------------------
New York Tax-Exempt                       8 RICs               $4.18 billion
                                          14 other accounts    $8.07 billion
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond     Tom Murphy           7 RICs               $9.41 billion   3 RICs ($4.99 B)   $100,001 -
                                          3 PIVs               $1.02 billion                      $500,000
                                          13 other accounts    $13.18 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        13 RICs              $14.50 billion  3 RICs ($5.4 B);   $50,001 -
                                          6 PIVs               $2.62 billion   1 other account    $100,000
                                          29 other accounts(d) $8.43 billion   ($43.92 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $11.07 billion  3 RICs ($4.99 B);  $50,001 -
                                          6 PIVs               $1.93 billion   1 other account    $100,000      (2)        (28)
                                          44 other accounts(d) $20.03 billion  ($78.43 M)
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $7.68 billion   None               $50,001 -
                     Leon                 1 PIV                $14.63 million                     $100,000
                                          8 other accounts     $2.11 billion
                     ---------------------------------------------------------------------------------------
                     Nicolas Pifer        6 RICs               $6.45 billion   1 other account    $10,001 -
                                          6 PIVs               $728.27 million ($538.24 M)        $50,000
                                          11 other accounts    $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced             Tom Murphy           7 RICs               $8.55 billion   2 RICs ($1.0 B)    $10,001 -
                                          3 PIVs               $1.01 billion                      $50,000
                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.0 B);   $10,001 -
                                          6 PIVs               $2.68 billion   1 other account    $50,000
                                          29 other accounts(d) $9.19 billion   ($45.13 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $10.20 billion  2 RICs ($1.0 B);   None
                                          6 PIVs               $1.92 billion   1 other account
                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------
                     Bob Ewing            7 RICs               $11.72 billion  6 RICs ($11.32 B)  $100,001 -
                                          1 PIV                $10.55 million                     $500,000(-
                                                                                                  j)
                                          2 other accounts     $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large    Dimitris Bertsimas   17 RICs              $7.30 billion   5 RICs ($5.81 B)   None
Cap
Growth                                    3 PIVs               $242.83 million
                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $5.22 billion   4 RICs ($5.22 B)   None
                                          5 other accounts     $188.6 million
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity   Warren Spitz                                                                 $50,001 -
Income                                                                                            $100,000
                     --------------------                                                         ----------
                     Laton Spahr          8 RICs               $10.85 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($10.36 B)  $500,000
                     --------------------                                                         ----------
                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 105

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value        Warren Spitz                                                                 $50,001 -
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Laton Spahr          8 RICs               $16.49 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($16.0 B)   $500,000
                     --------------------                                                         ----------
                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation Tom Murphy           7 RICs               $8.56 billion   2 RICs ($1.01 B)   $100,001 -
                                          3 PIVs               $1.01 billion                      $500,000
                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.01 B);  $10,001 -
                                          6 PIVs               $2.68 billion   1 other account    $50,000
                                          29 other accounts(d) $9.19 billion   ($45.13 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $10.21 billion  2 RICs ($1.01 B);  $10,001 -
                                          6 PIVs               $1.92 billion   1 other account    $50,000
                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------
                     Dimitris Bertsimas   17 RICs              $5.54 billion   5 RICs ($4.04 B)   Over          (2)        (28)
                                          3 PIVs               $242.83 million                    $1,000,000
                                          16 other accounts    $2.42 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $3.46 billion   4 RICs ($3.46 B)   $100,001 -
                                          5 other accounts     $188.6 million                     $500,000
                     ---------------------------------------------------------------------------------------
                     Alex Sauer-Budge     1 RIC                $586.36 million 1 RIC ($586.36 M)  None
                     ---------------------------------------------------------------------------------------
                     Steve E. Kokkotos    2 RICs               $138.37 million 2 RICs ($138.37 M) $100,001 -
                                          1 other account      $11.12 million                     $500,000
-----------------------------------------------------------------------------------------------------------------------------------

Strategic Income     Dimitris Bertsimas   17 RICs              $7.37 billion   6 RICs ($5.89 B)   None
Allocation                                3 PIVs               $242.83 million
                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren                                                               None
                     --------------------                                                         ----------
                     Erol Sonderegger     12 RICs              $2.12 billion   None               $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return      Nicholas Pifer       6 RICs               $9.82 billion   None               $50,001 -
Currency and Income                       6 PIVs               $768.06 million                    $100,000      (2)        (28)
                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined          Dimitris Bertsimas   17 RICs              $7.70 billion   5 RICs ($6.02 B)   $100,001 -
International
Equity                                    3 PIVs               $218.44 million                    $500,000
                                          16 other accounts(d) $2.50 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Alex Sauer-Budge     1 RIC                $2.28 billion   1 RIC ($2.28 B)    $1 -
                                                                                                  $10,000
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets     Nicholas Pifer       6 RICs               $9.76 billion   None               $10,001 -     (2)        (28)
Bond
                                          6 PIVs               $768.06 million                    $50,000
                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond          Nicholas Pifer       6 RICs               $9.43 billion   None               $50,001 -     (2)        (28)
                                          6 PIVs               $768.06 million                    $100,000
                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology    Bob Ewing            8 RICs               $13.17 billion  7 RICs ($12.77 B)
                                          1 PIV                $10.65 million
                                          2 other accounts(d)  $89.12 million                     None          (2)        (28)
                     ----------------------------------------------------------------------------
                     Nick Thakore         6 RICs               $14.14 billion  5 RICs ($13.74 B)
                                          1 PIV                $9.84 million
                                          2 other accounts(d)  $89.12 million
-----------------------------------------------------------------------------------------------------------------------------------
Partners             COLUMBIA WAM:
International
Select Growth        P. Zachary Egan      1 RIC                $5.90 billion   None               None          (20)       (43)
                     ---------------------------------------------------------
                     Louis J. Mendes      2 RICs               $7.60 billion
                     --------------------------------------------------------------------------------------------------------------
                     PRINCIPAL:
                     John Pihlblad        3 RICs               $3.60 billion   None               None          (21)       (45)
                     ---------------------------------------------------------
                     Steven Larson        7 PIVs               $2.20 billion
                                          4 other accounts     $6.50 billion
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 106

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners             ALLIANCEBERNSTEIN:
International Select Kevin F. Simms       166 RICs             $89.22 billion  3 RICs ($13.16 B);
Value
                                          722 PIVs             $59.61 billion  23 PIVs ($3.01 B);
                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------
                     Henry S. D'Auria     124 RICs             $54.44 billion  2 RICs ($5.98 B);
                                          595 PIVs             $42.65 billion  20 PIVs ($1.66 B);
                                          662 other accounts   $175.96 billion 82 other accounts
                                                                               ($29.40 B)
                     ----------------------------------------------------------------------------
                     Sharon E. Fay        166 RICs             $89.22 billion  3 RICs ($13.16 B);
                                          645 PIVs             $52.91 billion  21 PIVs ($1.66 B);
                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------
                     Marilyn G. Fedak     153 RICs             $85.47 billion  3 RICs ($13.16 B); None          (22)       (46)
                                          461 PIVs             $42.42 billion  1 PIV ($820.0 B);
                                          43,881 other         $197.37 billion 64 other accounts
                                          accounts                             ($20.08 B)
                     ----------------------------------------------------------------------------
                     John P. Mahedy       151 RICs             $84.33 billion  3 RICs ($13.16 B);
                                          454 PIVs             $42.21 billion  1 PIV ($820.0 B);
                                          43,860 other         $193.54 billion 60 other accounts
                                          accounts                             ($19.34 B)
                     ----------------------------------------------------------------------------
                     Giulio Martini       111 RICs             $49.88 billion  2 RICs ($5.98 B);
                                          628 PIVs             $48.40 billion  22 PIVs ($3.0 B);
                                          532 other accounts   $139.90 billion 53 other accounts
                                                                               ($19.53 B)
-----------------------------------------------------------------------------------------------------------------------------------
Partners             AIGGIC:
International Small  Chantal Brennan      3 RICs               $922.40 million
Cap
                                          4 PIVs               $1.07 billion
                                          6 other accounts     $601.40 million
                     ---------------------------------------------------------
                     Ming Hsu             3 RICs               $166.40 billion
                                          1 PIV                $139.39 billion None               None          (23)       (47)
                                          4 other accounts     $86.43 billion
                     ---------------------------------------------------------
                     Noriko Umino         3 RICs               $264.40 million
                                          1 PIV                $95.0 million
                                          5 other accounts     $166.70 million
                     --------------------------------------------------------------------------------------------------------------
                     BATTERYMARCH:
                     Charles F. Lovejoy   6 RICs               $4.34 billion   1 other account
                     ---------------------------------------------------------
                     Christopher W.       14 PIVs              $1.81 billion   ($48.04 M)         None          (24)       (48)
                     Floyd                29 other accounts    $6.31 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
Emerging Markets     Julian A.S.          2 RICs               $1.80 billion
                     Thompson             2 PIVs               $0.07 billion   None               None(k)       (19)       (45)
                                          2 other accounts     $0.05 billion
                     ---------------------------------------------------------
                     Jules Mort           1 other account      $1.2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
European Equity      Rob Jones            1 RIC                $0.15 billion   None               None(k)       (19)       (43)
                                          1 PIV                $0.14 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global  THREADNEEDLE:                                             None               None(k)       (19)       (43)
Equity               Dominic Rossi        1 RIC                $0.72 billion
                     ---------------------------------------------------------
                     Stephen Thornber     3 PIVs               $0.20 billion
                                          4 other accounts     $1.4 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
International        Alex Lyle            2 RICs               $2.03 billion
Opportunity                               46 PIVs              $5.90 billion   None               None(k)       (19)       (43)
                                          6 other accounts     $0.71 billion
                     ---------------------------------------------------------
                     Dominic Rossi        1 RIC                $0.72 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate         Catherine Stienstra  8 RICs               $4.06 billion   None               None          (2)        (28)
Tax-Exempt                                12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap              John K. Schonberg    1 RIC                $607.47 million 1 RIC                            (2)
Growth                                    2 PIVs               $67.07 million
                                          4 other accounts     $10.0 million
                     --------------------------------------------------------------------------------------------------------------
                     Sam Murphy           1 RIC                $607.47 million ($607.47 M)        None        (2), (3)     (28)
                     --------------------
                     Mike Marzolf                                              1 RIC              None                     (28)
                                                                               ($607.47 M)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt           Catherine Stienstra  8 RICs               $3.42 billion   None               None          (2)        (28)
Bond                                      12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt           Catherine Stienstra  8 RICs               $1.46 billion   None               None          (2)        (28)
High Income                               12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.



Statement of Additional Information - June 27, 2008                     Page 107

(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Managed money/wrap accounts that have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) The portfolio manager began managing the fund as of Feb. 22, 2008, therefore reporting information is as of Dec. 31, 2007.

(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by the portfolio manager.

(i) Michael T. Smith does not own any shares of Partners RiverSource Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.

(j) The portfolio manager participates in a mandatory deferred compensation plan where deferred compensation is treated as if it was invested in shares of one or more RiverSource funds and the amount paid to the portfolio manager will be determined based on the performance of such investments.

(k) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.


(l) As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore the portfolio manager reporting information is as of Dec. 31, 2007.




POTENTIAL CONFLICTS OF INTEREST
(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.



Statement of Additional Information - June 27, 2008                     Page 108

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) Potential conflicts of interest may be presented in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Essex may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees' personal securities transactions.

(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio


Statement of Additional Information - June 27, 2008                     Page 109
        managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of


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        multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

        GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.



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        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.



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        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.




(16)    N/A


(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio/relationship manager review trade reports for all accounts on a daily basis.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs


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        below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

        The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

        - The most attractive investments could be allocated to higher-fee accounts.

        - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

        - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

        - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

        Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

        "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

        A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

        The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

        Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by


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        devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

        The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(22) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop


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        investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(23) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(24) Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.

        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time


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        based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.



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        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

(25) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(26) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION
(27) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(28) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Unless otherwise noted, funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three-year)



Statement of Additional Information - June 27, 2008                     Page 118
        performance of those accounts in relation to the relevant peer group universe. Once performance fees become payable, funding for the bonus pool for RiverSource 120/20 Contrarian Equity Fund, RiverSource 130/30 U.S. Equity Fund and institutional accounts managed by the Contrarian Equity Team** will be determined by a percentage of the performance fees earned on these accounts. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.


        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(29) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.

        Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

        1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

        2. Annual bonus, tied to individual contributions and investment performance.

        3. Analyst incentives, tied to performance of model portfolios.

        4. UBS equity awards, promoting company-wide success and employee retention.

        Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

        Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
        3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.


----------
  * The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist, Sam Murphy and Mike Marzolf.

 ** The Contrarian Equity Team is comprised of Warren Spitz, Steve Schroll,
    Laton Spahr and Paul Stocking.




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        Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one- third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

        UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

        Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

(30) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(31) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefits package including comprehensive family health coverage.

        Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on the performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their one, two and three-year performance track record.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

        Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

(32) The portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDTA is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). The portfolio managers are also part of investment teams for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant


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        to the terms of a business acquisition agreement, the portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

(33) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(34) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three- year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

        With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

        In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).



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        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(35) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.

        The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and
        (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

        The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

        Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

        Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(36) Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.

        The following factors will be reviewed for each portfolio manager:

        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and

        Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.



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(37)    Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(38) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(39) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.


(40)    N/A


(41) In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(42) MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.



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        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(43) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) an equity incentive award. The annual bonus is paid from a bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and generally by the short-term (typically one-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee subject to the total fund managers bonus pool being within the overall Corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees.

(44) As of October 31, 2006, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan, and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.

        All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to entire benchmark indices. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

        Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

        Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

(45) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.



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        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(46) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(47) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(48) Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;



Statement of Additional Information - June 27, 2008                     Page 125

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - a non-qualified deferred compensation plan that has a cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for at least 31 months after the initial award.

        Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Compensation is generally not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

        While we are wholly-owned by Legg Mason, Batterymarch recognizes the importance of maintaining an ownership culture and has developed a compensation plan that allows our employees to share in the success of the firm. Importantly, Batterymarch's financial commitment to Legg Mason is in the form of a top-line revenue share. Once this share is paid, and the firm's expenses are covered, the remainder constitutes a bonus pool for all employees.

(49) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(50) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.



Statement of Additional Information - June 27, 2008                     Page 126

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                 0.080%            0.075%            0.070%             0.060%             0.050%
130/30 U.S. Equity
Absolute Return Currency and
  Income
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 127

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
S&P 500 Index
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - June 27, 2008                     Page 128

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2008          2007          2006         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)                        $   38,041    $   25,671    $      581(b)      0.020%
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                         45,848        37,153         1,226(b)      0.020
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                         82,229        58,560         1,394(b)      0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             110,897        86,301        51,235         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            26,665        24,051        17,895         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               183,783       138,034        85,545         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    223,400       172,602       104,658         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                   62,617        50,763        34,371         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                           101,924        76,312        41,435         0.020
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            158,059       153,231       222,321         0.060
------------------------------------------------------------------------------------------------------------
Small Company Index                                      738,676       867,030       861,455         0.078
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                                             680,124       674,042       558,514         0.057
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                159,051       173,239       180,537         0.080
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                77,686        67,215        50,123         0.060
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                      363,599       534,163       568,712         0.080
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                  13,416(c)        N/A           N/A         0.080
------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                                         6,883(c)        N/A           N/A         0.080
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                       3,623         1,779(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                       5,483         1,861(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                       7,572         2,961(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       7,280         2,293(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                       7,160         2,579(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                       4,249         1,548(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                       4,915         2,928(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                       1,670           586(d)        N/A         0.020
------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                         2007          2006          2005
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                                        1,259,292     1,328,295     1,219,476         0.064
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                               334,364       130,418        24,630         0.059
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                               645,012       658,982       458,121         0.056
------------------------------------------------------------------------------------------------------------
Partners Select Value                                    355,085       443,873       427,460         0.059
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                267,622       205,335       129,820         0.080
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 754,675       858,118       824,914         0.078
------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                           623,283       821,082       960,018         0.068
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                 196,713       172,175       152,145         0.070
------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 129

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     884,333       658,242       406,110         0.054
------------------------------------------------------------------------------------------------------------
Real Estate                                              153,117        91,341        41,449         0.060
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                                        2,141,669     1,741,492     1,016,703         0.048
------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     1,224,572       496,810        29,441         0.053
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                      24,904         1,143(e)        N/A         0.060
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               20,681         4,615(f)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Floating Rate                                            378,190        46,916(f)        N/A         0.069
------------------------------------------------------------------------------------------------------------
Growth                                                 1,763,087     1,791,547     1,370,094         0.052
------------------------------------------------------------------------------------------------------------
Income Opportunities                                     242,883       253,936       164,038         0.070
------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                           209,028       169,778        61,197         0.070
------------------------------------------------------------------------------------------------------------
Large Cap Equity                                       3,245,953     2,119,930       860,387         0.046
------------------------------------------------------------------------------------------------------------
Large Cap Value                                           60,574        78,248        67,667         0.060
------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                    105,993       133,102        88,881         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                 122,586       149,235        87,771         0.070
------------------------------------------------------------------------------------------------------------
Diversified Bond                                       1,752,212     1,698,244     1,259,427         0.063
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                  234,353       286,050       163,503         0.070
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                    47,710        57,973        36,031         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                                                 623,784       697,753       524,986         0.057
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                              11,405(h)        N/A           N/A         0.060
------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              3,449,519     2,960,505     1,216,876         0.045
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          1,196,773       854,082       385,071         0.053
------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   1,340,234       948,662       383,942         0.073
------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                               21,493(h)        N/A           N/A         0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       79,761        15,823(i)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Disciplined International Equity                         209,295        14,739(j)        N/A         0.079
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     78,549        21,248(k)        N/A         0.080
------------------------------------------------------------------------------------------------------------
Global Bond                                              388,646       412,783       342,324         0.080
------------------------------------------------------------------------------------------------------------
Global Technology                                        103,335       101,197       112,326         0.060
------------------------------------------------------------------------------------------------------------
Partners International Select Growth                     490,174       347,819       240,889         0.078
------------------------------------------------------------------------------------------------------------
Partners International Select Value                    1,759,221     1,306,775       861,655         0.073
------------------------------------------------------------------------------------------------------------
Partners International Small Cap                          92,062        83,383        74,264         0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                            503,279       406,991       351,359         0.078
------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                             105,886        89,350        75,504         0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               611,621       532,772       305,907         0.078
------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                   540,718       470,847       331,818         0.078
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   57,618        74,912        64,053         0.070
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                           652,889       946,943     1,023,124         0.057
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                          525,515       544,894       321,037         0.069
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 1,823,812     2,064,819     1,505,060         0.063
------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 130

-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                   73,957        69,922        42,768         0.060
------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.


(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.



(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00





Statement of Additional Information - June 27, 2008                     Page 131

                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.



* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly owned subsidiary of Ameriprise Financial, Inc., serves as the funds' principal underwriter. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)       $688,587     $1,155,448    $128,246(b)      $(56,086)         $6,089     $25,697(b)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced               831,981      1,678,918     326,707(b)        176,661        287,006      73,038(b)
Income(a)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate             1,279,681      2,955,938     437,903(b)         34,001        435,561     109,389(b)
Income(a)
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive        2,848,037      3,260,693      3,095,956        799,417      1,029,231      1,116,369
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative        384,348        455,765        577,821          4,989         94,296        105,590
----------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate          3,944,827      4,127,743      4,118,788        702,939      1,084,978      1,075,302
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          5,635,597      6,845,238      7,078,581      1,613,677      2,326,266      2,691,706
Aggressive
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          1,088,559      1,084,727      1,286,540        140,630        252,979        274,017
Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity      2,257,735      2,414,356      1,845,156        471,536        594,766        518,093

----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 132

----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             N/A            N/A            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Small Company Index                  $563,878       $973,579     $1,228,665       $117,897       $220,620       $337,031
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------
Equity Value                          496,313        928,630        645,442         16,594         86,064        116,536
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth             174,193        265,315        401,382         25,734         52,127        127,479
----------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            192,503        178,460        104,779         50,572         33,944         21,277
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   285,044        569,430        986,996         30,185        100,405        276,857
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity           149,480(c)            N/A            N/A      46,196(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity                  29,772(c)            N/A            N/A       5,878(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                   32,694       2,283(d)            N/A         11,266     (6,048)(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                   70,298      35,493(d)            N/A         50,360      27,942(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   41,850      35,121(d)            N/A         21,519      23,828(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   49,187      38,880(d)            N/A         25,003      25,335(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                   51,530      29,205(d)            N/A         28,063      15,221(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                   31,469      21,303(d)            N/A         19,162      13,718(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                   39,332      14,822(d)            N/A         21,208       7,670(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                   23,890      10,606(d)            N/A         12,087       5,832(d)            N/A
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                     1,787,813      2,479,319      3,295,433        139,630        682,596      1,011,136
----------------------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth            359,329        217,559        166,200         63,452         44,653         72,464
----------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          1,266,023      1,915,417      2,827,644        158,689        406,545      1,038,987
----------------------------------------------------------------------------------------------------------------------------
Partners Select Value                 518,110        945,839      1,633,975         61,797        213,839        582,671
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity             309,112        604,021        523,687         95,646        190,699        187,706
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            1,147,620      1,616,642      2,787,117        249,915        478,093      1,053,640
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        962,025      1,908,960      3,842,195       (85,482)        482,228      1,629,476
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage              252,402        442,638        631,090       (67,241)         61,137        197,759
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                2,653,148      1,665,096      1,604,180        266,495        207,486        523,080
----------------------------------------------------------------------------------------------------------------------------
Real Estate                           813,437        598,431        556,465        218,298        180,632        223,572
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------
Cash Management                       437,392        718,247        994,923        423,832        714,638        993,250
----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                    661,751        322,731        126,376        140,529         67,609         47,059
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          55,865       1,760(e)            N/A          9,445         852(e)            N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            15,644       6,304(f)            N/A          1,960       1,708(f)            N/A
----------------------------------------------------------------------------------------------------------------------------
Floating Rate                       1,282,342     364,914(f)            N/A      (554,729)   (118,354)(f)            N/A
----------------------------------------------------------------------------------------------------------------------------
Growth                              3,028,179      4,553,722      3,540,317        548,978        955,528      1,430,279
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                  320,351        486,593        891,368        (6,952)        108,764        201,999
----------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities        105,703        326,780        429,879         18,732         47,098         84,033
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                    4,596,427      3,400,059      1,812,939        641,330        629,348        723,158
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                       102,472        123,212        196,360         26,452         37,908         71,406
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 136,687        220,446        393,925         28,890         28,711        115,701

----------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 133

----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                $150,760    $212,157(g)       $218,698        $46,117     $77,373(g)       $111,053
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                    2,340,251      2,757,988      3,072,387        419,415        788,192      1,203,503
----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                  338,160     480,402(g)        463,661         12,594     102,088(g)        141,616
----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    43,518      89,560(g)        134,248          6,984      19,641(g)         63,799
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Balanced                              474,702        400,884        501,366         32,524         59,347        168,698
----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth        20,834(h)            N/A            N/A       5,197(h)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income           9,553,810     12,904,884      9,791,165      1,407,616      2,114,315      2,664,788
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       3,538,910      4,477,119      3,098,747        862,120      1,010,224        986,793
----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                8,570,846      3,667,041      1,083,154      1,738,063        739,852        244,136
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation        267,319(h)            N/A            N/A      26,129(h)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           10,519           0(h)            N/A          3,448           0(i)            N/A
Income
----------------------------------------------------------------------------------------------------------------------------
Disciplined International             130,761       4,700(i)            N/A         14,894         434(j)            N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  25,743      11,348(j)            N/A          1,421       2,036(k)            N/A
----------------------------------------------------------------------------------------------------------------------------
Global Bond                           314,002        447,007        765,438        215,442        320,724        390,806
----------------------------------------------------------------------------------------------------------------------------
Global Technology                     212,774        242,177        328,770         16,670         29,861         67,485
----------------------------------------------------------------------------------------------------------------------------
Partners International Select         885,940        810,514        816,345        226,007        234,619        282,465
Growth
----------------------------------------------------------------------------------------------------------------------------
Partners International Select       4,085,674      3,895,267      3,425,153        641,699        815,331      1,020,350
Value
----------------------------------------------------------------------------------------------------------------------------
Partners International Small          164,026        173,659        203,543         19,649         37,954         60,817
Cap
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets         886,062      1,075,586        798,990    (7,004,024)    (9,848,080)    (6,658,875)
----------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          226,464        107,816            N/A         90,745         29,463            N/A
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity            896,578      1,272,084        778,062         99,098        218,974        211,977
----------------------------------------------------------------------------------------------------------------------------
Threadneedle International            501,090        563,174        873,855         56,669        107,305        244,843
Opportunity
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                62,985        115,280        176,349       (10,183)         29,590         40,451
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        608,683      1,388,577      1,821,533        115,052        346,497        635,918
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                       313,115        346,932        371,626       (19,725)         79,024        107,815
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income              1,182,244      1,485,792      2,115,452        181,059        389,650      2,736,405
----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   N/A            N/A            N/A            N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------





(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(d) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


(f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


(g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.




Statement of Additional Information - June 27, 2008                     Page 134

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under


Statement of Additional Information - June 27, 2008                     Page 135
the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                             CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic            $395,078     $253,523      $67,715       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced          489,209      252,693       82,441       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Income Builder Moderate          875,976      478,229      129,187       N/A       N/A       N/A       N/A
Income(a)
------------------------------------------------------------------------------------------------------------
Portfolio Builder              1,096,237    1,014,125      144,874       N/A       N/A       N/A       N/A
Aggressive
------------------------------------------------------------------------------------------------------------
Portfolio Builder                228,152      361,758       58,657       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     1,723,291    1,975,620      319,534       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     2,192,065    2,083,589      310,922       N/A       N/A       N/A       N/A
Aggressive
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       563,053      734,653      143,621       N/A       N/A       N/A       N/A
Conservative
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total        1,006,389      932,272      136,484       N/A       N/A       N/A       N/A
Equity
------------------------------------------------------------------------------------------------------------
S&P 500 Index                        N/A          N/A          N/A   139,253       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Small Company Index            1,897,269    1,844,630          N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                   2,578,435    1,585,388       63,308       N/A        26        13        13
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth        262,998      382,183       44,120       N/A        24        12       N/A
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining       273,178      179,634       21,128       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Small Cap Advantage              891,269      920,220       70,397       N/A        19        10       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity(b)       27,941        6,806        2,020       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
130/30 U.S. Equity(b)              8,748        2,556        1,104       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010               4,890          N/A          N/A       N/A        24        12       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015               8,361          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020               7,167          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025               5,406          N/A          N/A       N/A        25        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030               5,279          N/A          N/A       N/A        25        15       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035               2,921          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040               2,156          N/A          N/A       N/A        24        13       N/A
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045               2,037          N/A          N/A       N/A        25        13       N/A

------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 136

FUND                             CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                3,770,904    3,490,903      260,374       N/A        12         6     7,834
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth       968,992      964,778       17,993       N/A        12         6       N/A
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value     1,949,704    2,565,192      186,220       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Select Value          1,116,653    1,282,538       88,805       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity        695,371      474,779       35,431       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value       1,670,091    2,630,734      181,325       N/A        10         5       N/A
------------------------------------------------------------------------------------------------------------
Short Duration U.S.            1,466,190    2,610,675      119,778       N/A       N/A       N/A         6
Government
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage         299,282      529,573       56,655       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity           2,921,042    2,684,130      189,487       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------------
Real Estate                      362,012      303,076       22,109       N/A       N/A       N/A         7
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                4,173,165      726,794       20,932       N/A       N/A       N/A    20,714
------------------------------------------------------------------------------------------------------------
Disciplined Equity             3,592,175      774,204       30,535       N/A        15         7   360,341
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid         36,017        7,170          845       N/A       N/A       N/A    13,719
Cap Equity
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       34,465        4,763          349       N/A        16         7       N/A
------------------------------------------------------------------------------------------------------------
Floating Rate                    850,476      411,313      148,157       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------------
Growth                         6,060,271    4,642,489      201,604       N/A        16         8         9
------------------------------------------------------------------------------------------------------------
Income Opportunities             473,678      539,206       53,830       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Inflation Protected              197,429      254,136       22,157       N/A       N/A       N/A         8
Securities
------------------------------------------------------------------------------------------------------------
Large Cap Equity              13,273,226   11,344,113      344,990       N/A        16         8       N/A
------------------------------------------------------------------------------------------------------------
Large Cap Value                  160,778      188,820       11,437       N/A        14         7       N/A
------------------------------------------------------------------------------------------------------------
Limited Duration Bond            166,025      127,161       17,304       N/A       N/A       N/A         8
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt            412,060       82,230       20,739       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Diversified Bond               4,860,209    3,704,597      168,420       N/A        18         8   128,130
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             751,419      265,289       76,915       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt              153,046       59,859        9,503       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                       2,372,601      664,087       47,138       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap              1,799          596           94       N/A        18         9       N/A
Growth(c)
------------------------------------------------------------------------------------------------------------
Diversified Equity Income     15,091,455   12,454,200    1,006,485       N/A        37    25,993        10
------------------------------------------------------------------------------------------------------------
Mid Cap Value                  4,403,769    3,263,100      328,848       N/A       195       272        10
------------------------------------------------------------------------------------------------------------
Strategic Allocation           3,858,078    2,055,354      433,308       N/A        21        10       N/A
------------------------------------------------------------------------------------------------------------
Strategic Income                  72,743       12,441        3,633       N/A       N/A       N/A       N/A
Allocation(c)

------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 137

FUND                             CLASS A      CLASS B      CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency          12,511          103          121       N/A       N/A       N/A        12
and Income
------------------------------------------------------------------------------------------------------------
Disciplined International         35,989       12,465        1,873       N/A       N/A       N/A   302,194
Equity
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             23,088        6,858          967       N/A       N/A       N/A    43,590
------------------------------------------------------------------------------------------------------------
Global Bond                      653,140      555,147       27,011       N/A       N/A       N/A    27,525
------------------------------------------------------------------------------------------------------------
Global Technology                316,437      417,897       35,534       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Partners International           864,996      713,266       53,784       N/A       N/A       N/A       N/A
Select
Growth
------------------------------------------------------------------------------------------------------------
Partners International         4,540,785    4,105,615      323,352       N/A       N/A       N/A       N/A
Select Value
------------------------------------------------------------------------------------------------------------
Partners International           187,148      182,855       11,413       N/A       N/A       N/A       N/A
Small Cap
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging          1,243,096      824,011       54,847       N/A       N/A       N/A       N/A
Markets
------------------------------------------------------------------------------------------------------------
Threadneedle European            249,567      307,051       17,890       N/A       N/A       N/A       N/A
Equity
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity     1,638,700    1,107,840       68,437       N/A        24        12        12
------------------------------------------------------------------------------------------------------------
Threadneedle International     1,217,677      773,607       35,773       N/A        23        12       N/A
Opportunity
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt          176,543       83,974       32,953       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 2,325,844    1,652,668       75,602       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                1,823,472      352,820       53,497       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         6,999,748    1,047,672      155,358       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market          123,262          N/A          N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------





(a) The fund changed its fiscal year effective Jan. 31, 2008 from May 31 to Jan. 31. the information shown is for the period from June 1, 2007 through Jan. 31, 2008.


(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and


Statement of Additional Information - June 27, 2008                     Page 138
often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial institution's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial institution's organization, including placement of the fund on the financial institution's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial institution, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial institution.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INSTITUTION ARRANGEMENTS
The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

CUSTODIAN SERVICES

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN 120/20 CONTRARIAN EQUITY, 130/30 U.S. EQUITY, DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For


Statement of Additional Information - June 27, 2008                     Page 139
its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR 120/20 CONTRARIAN EQUITY AND 130/30 U.S. EQUITY: The fund's securities and cash are held by The Bank of New York, 90 Washington Street, New York, NY 10286, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.



Statement of Additional Information - June 27, 2008                     Page 140

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

               TABLE 24. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS

                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                               2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                      6/19/03                                                Yes
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                   3/4/04                                                  No
  Protected Securities Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                            6/19/03                                                Yes
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST            4/7/86                     Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                             8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           5/18/06                                                Yes
  and Mid Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           2/16/06                                                Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 6/31/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                            10/3/74                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                              6/4/57                                                 Yes
  Fund(4)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 141

                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES,            10/28/88                      Corporation        MN         10/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                             6/15/06                                                 No
  Currency and Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                            2/16/06                                                 No
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                            3/20/89                                                 No
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                          11/13/96                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          11/13/96                                                Yes
  Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              5/29/90                                                Yes
  Fund(5),(6),(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME          3/12/85                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                              8/19/85                                                Yes
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                             2/14/02                                                Yes
  Mortgage Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME          8/17/83                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                             12/8/83                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 6/13/86(1)                Corporation       NV/MN       1/31
  INC.(7)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Basic Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Enhanced Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Moderate Income Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                       Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Growth
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    10/3/02                                                Yes
  International Small Cap
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 5/18/06                                                Yes
  International Equity Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                            6/26/00                                                Yes
  Fund(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle International                             11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INVESTMENT SERIES,   1/18/40; 6/13/86(1)                Corporation       NV/MN       9/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                            4/16/40                                                Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           5/17/07                                                Yes
  Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                                10/15/90                                                Yes
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                               2/14/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 4/24/03                                                Yes
  Equity Fund(4)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                 3/1/72                                                 Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                            3/28/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                             6/27/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,           3/20/01                      Corporation        MN         5/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    4/24/03                                                Yes
  Aggressive Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    6/18/01                                                Yes
  Fundamental Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Select                             3/8/02                                                 Yes
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              3/8/02                                                 Yes
  Cap Equity Fund(4),(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              6/18/01                                                Yes
  Cap Value Fund(11)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 142

                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE           8/25/89                      Corporation        MN         1/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Conservative Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Total Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                              10/25/99                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                               8/19/96                                                Yes
  Index Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 6/13/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                             10/6/75                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,             3/25/88                      Corporation        MN         6/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                    8/1/88                                                 Yes
  Opportunity Fund(8)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                            3/4/04                                                 Yes
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,           10/5/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                             4/22/85                                                 No
  and Mining Fund(9)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)           1/27/06                    Business Trust       MA         4/30
-----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                          10/18/07                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource 130/30 U.S.                                10/18/07                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2010 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2015 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2020 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2025 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2030 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2035 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2040 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2045 Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES,
  INC. (15)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                             9/26/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                     Business Trust       MA       8/31(10)
  SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------

RiverSource Minnesota Tax-                              8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                               8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                  10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                   1/23/85                                                Yes
  Allocation Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                            5/17/07                                                Yes
  Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,           1/24/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                           5/14/84                                                Yes
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              1/24/01                                                Yes
  Cap Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Cap                                   5/4/99                                                 Yes
  Advantage Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 6/13/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High                             5/7/79                                                 Yes
  Income Fund(4)

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 143

                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 6/13/86(1)                Corporation       NV/MN       12/31
  MARKET SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Money                            8/5/80                                                 Yes
  Market Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                          11/13/96                                                Yes
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                            11/24/76                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES             9/07                      Business Trust       MA         12/31
  TRUST(12)
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Conservative
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderate
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           5/1/06                                                 Yes
  Portfolio - Fundamental
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           2/4/04                                                 Yes
  Portfolio - Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           8/14/01                                                Yes
  Portfolio - Small Cap Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/10/04                                                Yes
  Portfolio - Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                  No
  Portfolio - Global Bond Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Growth Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Large Cap Equity
  Fund(5)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    02/4/04                                                Yes
  Portfolio - Large Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Small Cap
  Advantage Fund
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                   5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                   1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------




    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 7, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap


Statement of Additional Information - June 27, 2008                     Page 144

         Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.


 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.


 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.


 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.




Statement of Additional Information - June 27, 2008                     Page 145

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 101 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                            TABLE 25. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 2006        Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 53                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson          Board member      Chair, RiverSource Funds, 1999-  None                    Board Governance,
901 S. Marquette Ave.    since 1999        2006; former Governor of                                 Compliance,
Minneapolis, MN 55402                      Minnesota                                                Contracts,
Age 73                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 2007        in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Joint Audit
Age 53
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 57                                     Graduate School of Business,
                                           Bentley College
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 73                                                                                              Investment Review,
                                                                                                    Joint Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Investment Review,
Minneapolis, MN 55402                                                                               Joint Audit
Age 72
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Board member      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    since 2002 and    Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    Chair of the      Carleton College                 irrigation systems)     Contracts,
Age 69                   Board since 2007                                                           Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Compliance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Contracts,
Minneapolis, MN 55402                      estate and asset management                              Distribution,
Age 55                                     company)                                                 Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 64                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 27, 2008                     Page 146

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 Investment
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise                           Review
Center                            President since   Financial, Inc. and President, Chairman
Minneapolis, MN 55474             2002              of the Board and Chief Investment
Age 47                                              Officer, RiverSource Investments, LLC
                                                    since 2005; Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company since 2006; Chairman
                                                    of the Board, Chief Executive Officer
                                                    and President, RiverSource Distributors,
                                                    Inc. since 2006; Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc. and Chairman
                                                    of the Board and Chief Investment
                                                    Officer, RiverSource Investments, LLC,
                                                    2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                            TABLE 26. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006;
Age 42                                              Director and Vice President - Asset
                                                    Management, Products and Marketing,
                                                    RiverSource Distributors, Inc. since 2006;
                                                    Managing Director and Global Head of Product,
                                                    Morgan Stanley Investment Management, 2004-
                                                    2006; President, Touchstone Investments, 2002-
                                                    2004
--------------------------------------------------------------------------------------------------


Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 44                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------


Amy K. Johnson                    Vice President    Vice President - Asset Management and Trust
5228 Ameriprise Financial Center  since 2006        Company Services, RiverSource Investments, LLC
Minneapolis, MN 55474                               since 2006; Vice President - Operations and
Age 42                                              Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 52                                              Inc. since 2006

--------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 147

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 48                            since 2006        Inc. since 2006; Vice President, General
                                                    Counsel and Secretary, Ameriprise Certificate
                                                    Company since 2005; Vice President - Asset
                                                    Management Compliance, Ameriprise Financial,
                                                    Inc., 2004-2005; Senior Vice President and
                                                    Chief Compliance Officer, USBancorp Asset
                                                    Management, 2002-2004
--------------------------------------------------------------------------------------------------


Jennifer D. Lammers               Chief Compliance  U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center   Officer since     Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474             2006              2006; Director - Mutual Funds, Voyageur Asset
Age 47                                              Management, 2003-2006; Director of Finance,
                                                    Voyageur Asset Management, 2000-2003
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center  Prevention        Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             Officer since     2004; Manager Anti-Money Laundering,
Age 44                            2004              Ameriprise Financial, Inc., 2003-2004;
                                                    Compliance Director and Bank Secrecy Act
                                                    Officer, American Express Centurion Bank,
                                                    2000-2003
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting,


Statement of Additional Information - June 27, 2008                     Page 148
internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 27. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT    JOINT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE*   COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6           5          6           N/A           0           5          7
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           1          6           N/A           2           5          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           2          6           N/A           1           5          7
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           2          6           N/A           1           5          8
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           3          6           N/A           1           5          8
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           3          6           N/A           1           5          8
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          8
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          7
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          7
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       6           5          6           N/A           1           5          7
December 31
-----------------------------------------------------------------------------------------------------------------------



    *    Committee established April 2008.



Statement of Additional Information - June 27, 2008                     Page 149

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2007 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board members.

                        TABLE 28A. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2007:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Disciplined International Equity             $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $1-$10,000
                             ------------------------------------------------------------------------
                             Equity Value                                 Over $100,000
                             ------------------------------------------------------------------------
                             Global Equity                                Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals & Mining                     $1-$10,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson              Cash Management                              $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            None                                         N/A                                     None
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            Growth*                                      $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              None                                         N/A                                     None

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 150

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Absolute Return Currency & Income*           Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Cash Management*                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity*            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income*                   Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth*                                      $1-$10,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Disciplined Equity*                          $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Equity*                               Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Small Cap Advantage*                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency & Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Cash Management                              $1-$10,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 151

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             130/30 U.S. Equity                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small Cap Equity                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $1-$10,000
                             ------------------------------------------------------------------------
                             Global Bond Fund                             Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Small Cap             Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        Over $100,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $50,001-$100,000
            Portfolio Builder Aggressive.........  $10,001-$50,000
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency & Income....  Over $100,000
            Cash Management......................  $1-$10,000
            Disciplined International Equity.....  $50,001-$100,000
            Diversified Equity Income............  $50,001-$100,000
            Growth Fund..........................  $1-$10,000
            Portfolio Builder Total Equity.......  $50,001-$100,000
            Threadneedle Emerging Markets........  $50,001-$100,000

C. Paglia   Disciplined Equity...................  $50,001-$100,000
            Small Cap Advantage..................  $50,001-$100,000
            Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.



Statement of Additional Information - June 27, 2008                     Page 152

This table shows the Board members' dollar range of equity securities beneficially owned on March 31, 2008 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board member.

              TABLE 28B. BOARD MEMBER HOLDINGS -- AS OF QUARTER END


Based on net asset values as of March 31, 2008:


                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Disciplined International Equity             $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $1-$10,000
                             ------------------------------------------------------------------------
                             Equity Value                                 Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $1-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals and Mining                   $1-$10,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Arne Carlson                 Cash Management                              $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G Carlton             Absolute Return Currency and Income          $1-$10,000                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $1-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn            Growth*                                      $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive*       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              Cash Management                              Over $100,000                       Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 153

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        120/20 Contrarian Equity                     $1-$10,000                         Over $100,000**
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income*         Over $100,000
                             ------------------------------------------------------------------------
                             Cash Management*                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity*            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income*                   Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth*                                      $1-$10,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Diversified Equity Income                    $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity*                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Emerging Markets                             Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,000-$100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 154

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
BOARD MEMBER                 FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Ted Truscott                 120/20 Contrarian Equity                     $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             130/30 U.S. Equity                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small and Mid Cap Equity         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               $50,000-$100,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Inflation Protected Securities               $10,0010$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Small Cap             Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $50,000-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $50,001-$100,000
            Portfolio Builder Moderate             $10,001-$50,000
            Aggressive...........................
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency and Income..  Over $100,000
            Cash Management......................  $1-$10,000
            Disciplined International Equity.....  $50,001-$100,000
            Diversified Equity Income............  $50,001-$100,000
            Growth...............................  $1-$10,000
            Portfolio Builder Total Equity.......  $50,001-$100,000
            Threadneedle Emerging Markets........  $50,001-$100,000

C. Paglia   Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

Statement of Additional Information - June 27, 2008                     Page 155

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the last fiscal period.

                TABLE 29. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                   TOTAL CASH COMPENSATION FROM RIVERSOURCE
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $157,500
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     152,500
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   126,667
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   152,500(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       152,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     147,500
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               390,000(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              157,500(b)
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                147,500
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $66,417, $97,000 and $157,500, respectively. Amount deferred by fund is set forth in Table 30. Additional information regarding the deferred compensation plan is described below.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.



Statement of Additional Information - June 27, 2008                     Page 156

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

            TABLE 30. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS


                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------

Income Builder Basic            *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced         *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate         *           *          *         *         *          *         *           *           *
Income
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Aggressive
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Conservative
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate
-------------------------------------------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate Aggressive
-------------------------------------------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *         *           *           *
Moderate Conservative
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total         *           *          *         *         *          *         *           *           *
Equity
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total        468         437        262       454       445        439     1,178         460         431
Amount deferred                 0           0                  186         0          0       341         460           0
-------------------------------------------------------------------------------------------------------------------------
Small Company
Index -- total              1,675       1,565        925     1,625     1,592      1,571     4,235       1,647       1,543
Amount deferred                 0           0          0       666         0          0     1,227       1,647           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------

Equity Value -- total       2,226       2,074      1,485     2,150     2,118      2,085     5,423       2,182       2,042
Amount deferred                 0           0          0       906         0          0     1,436       2,182           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap            365         340        244       352       347        341       891         358         335
Growth -- total
Amount deferred                 0           0          0       149         0          0       235         358           0
-------------------------------------------------------------------------------------------------------------------------

Precious Metals and           238         225        167       231       228        223       590         235         221
Mining -- total
Amount deferred                 0           0          0        99         0          0       151         235           0
-------------------------------------------------------------------------------------------------------------------------

Small Cap                     826         760        515       793       783        773     1,992         802         750
Advantage -- total
Amount deferred                 0           0          0       331         0          0       541         802           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian              38          39         35        37        38         35        91          39          36
Equity -- total
Amount deferred                 0           0          0        17         0          0        17          39           0
-------------------------------------------------------------------------------------------------------------------------
130/30 U.S.                    19          19         17        18        19         17        45          19          18
Equity -- total
Amount deferred                 0           0          0         9         0          0         9          19           0
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045            *           *          *         *         *          *         *           *           *
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------

High Yield                  3,467       6,785        N/A     3,366     3,784      3,654     6,136       3,496       3,247
Bond -- total
Amount deferred                 0           0                1,540         0          0     1,723       3,496           0

-------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 157

                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
Partners Aggressive         1,025       2,018        N/A       997     1,120      1,078     1,805       1,039         963
Growth -- total
Amount deferred                 0           0                  457         0          0       506       1,039           0
-------------------------------------------------------------------------------------------------------------------------

Partners Fundamental        1,991       3,846        N/A     1,933     2,165      2,092     3,558       2,007       1,863
Value -- total
Amount deferred                 0           0                  882         0          0     1,001       2,007           0
-------------------------------------------------------------------------------------------------------------------------

Partners Select             1,074       2,123        N/A     1,042     1,176      1,134     1,883       1,084       1,007
Value -- total
Amount deferred                 0           0                  478         0          0       528       1,084           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap            616       1,236        N/A       598       678        652     1,064         624         579
Equity -- total
Amount deferred                 0           0                  276         0          0       297         624           0
-------------------------------------------------------------------------------------------------------------------------

Partners Small Cap          1,740       3,416        N/A     1,690     1,901      1,833     3,072       1,758       1,632
Value -- total
Amount deferred                 0           0                  774         0          0       862       1,758           0
-------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         1,703       3,495        N/A     1,651     1,884      1,813     2,881       1,722       1,600
Amount deferred                 0           0                  764         0          0       801       1,722           0
-------------------------------------------------------------------------------------------------------------------------

U.S. Government
Mortgage -- total             483         866        N/A       470       515        500       937         485         451
Amount deferred                 0           0                  211         0          0       267         485           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
Dividend
Opportunity -- total        2,682       4,351        N/A     2,552     2,855      2,775     5,583       2,632       2,447
Amount deferred                 0           0                1,130         0          0     1,606       2,632           0
-------------------------------------------------------------------------------------------------------------------------

Real Estate -- total          401         641        N/A       384       425        414       849         395         367
Amount deferred                 0           0                  169         0          0       245         395           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash                        7,831      11,960        969     7,491     7,827      7,827    15,148       7,491       7,077
Management -- total
Amount deferred                 0           0          0     3,240         0          0     4,402       7,491           0
-------------------------------------------------------------------------------------------------------------------------

Core Bond -- total            429         664         61       410       429        429       805         410         388
Amount deferred                 0           0          0       178         0          0       233         410           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined                 4,147       6,259        552     3,964     4,124      4,124     8,033       3,964       3,743
Equity -- total
Amount deferred                 0           0          0     1,711         0          0     2,337       3,964           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total        75          67         23        72        70         70       170          72          67
Amount deferred                 0           0          0        29         0          0        51          72           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap
Value -- total                 36          32          8        34        33         33        84          34          32
Amount deferred                 0           0          0        14         0          0        25          34           0
-------------------------------------------------------------------------------------------------------------------------

Floating Rate -- total        873       1,059        136       835       845        845     1,895         835         780
Amount deferred                 0           0          0       348         0          0       560         835           0
-------------------------------------------------------------------------------------------------------------------------

Growth -- total             6,225      10,084        633     5,955     6,267      6,267    11,761       5,955       5,648
Amount deferred                 0           0          0     2,604         0          0     3,400       5,955           0
-------------------------------------------------------------------------------------------------------------------------

Income
Opportunities -- total        626       1,026         61       599       632        632     1,183         599         569
Amount deferred                 0           0          0       262         0          0       342         599           0
-------------------------------------------------------------------------------------------------------------------------

Inflation Protected
Securities -- total           553         862         77       531       553        553     1,038         531         502
Amount deferred                 0           0          0       230         0          0       301         531           0
-------------------------------------------------------------------------------------------------------------------------

Large Cap                  13,514      23,263      1,243    12,902    13,751     13,751    24,507      12,902      12,290
Equity -- total
Amount deferred                 0           0          0     5,710         0          0     7,035      12,902           0
-------------------------------------------------------------------------------------------------------------------------

Large Cap                     187         307         19       179       188        188       350         179         170
Value -- total
Amount deferred                 0           0          0        78         0          0       101         179           0
-------------------------------------------------------------------------------------------------------------------------

Limited Duration
Bond -- total                 287         480         30       275       289        289       528         275         261
Amount deferred                 0           0          0       121         0          0       152         275           0

-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 158

                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------
California Tax-
Exempt -- total               325         473         47       311       329        329       655         311         295
Amount deferred                 0           0          0       135         0          0       190         311           0
-------------------------------------------------------------------------------------------------------------------------

Diversified
Bond -- total               5,229       7,563        793     5,000     5,279      5,279    10,572       5,000       4,748
Amount deferred                 0           0          0     2,171         0          0     3,071       5,000           0
-------------------------------------------------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total               620         903         87       593       626        626     1,247         593         563
Amount deferred                 0           0          0       258         0          0       362         593           0
-------------------------------------------------------------------------------------------------------------------------

New York Tax-
Exempt -- total               128         189         18       122       130        130       255         122         116
Amount deferred                 0           0          0        53         0          0        74         122           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced -- total           2,015       2,758        484     1,923     2,039      2,039     4,261       1,923       1,825
Amount deferred                 0           0          0       815         0          0     1,249       1,923           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap
Growth -- total                44          42         35        44        42         42        94          44          42
Amount deferred                 0           0          0        18         0          0        28          44           0
-------------------------------------------------------------------------------------------------------------------------

Diversified Equity
Income -- total            13,740      17,680      3,684    13,164    13,732     13,732    29,971      13,164      12,473
Amount deferred                 0           0          0     5,519         0          0     8,830      13,164           0
-------------------------------------------------------------------------------------------------------------------------

Mid Cap Value -- total      3,987       4,948      1,144     3,827     3,958      3,958     8,837       3,827       3,623
Amount deferred                 0           0          0     1,595         0          0     2,610       3,827           0
-------------------------------------------------------------------------------------------------------------------------

Strategic                   3,251       3,980        976     3,122     3,219      3,219     7,227       3,123       2,956
Allocation -- total
Amount deferred                 0           0          0     1,299         0          0     2,137       3,123           0
-------------------------------------------------------------------------------------------------------------------------

Strategic Income
Allocation -- total            68          63         48        65        65         65       163          65          63
Amount deferred                 0           0          0        26         0          0        49          65           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total               164         170         63       161       159        159       411         161         153
Amount deferred                 0           0          0        66         0          0       122         161           0
-------------------------------------------------------------------------------------------------------------------------

Disciplined
International
Equity -- total               470         451        269       457       453        453     1,223         457         437
Amount deferred                 0           0          0       184         0          0       366         457           0
-------------------------------------------------------------------------------------------------------------------------

Emerging Markets              176         186         88       173       173        173       441         173         165
Bond -- total
Amount deferred                 0           0          0        71         0          0       131         173           0
-------------------------------------------------------------------------------------------------------------------------

Global Bond -- total          874       1,047        260       861       883        883     2,055         861         817
Amount deferred                 0           0          0       361         0          0       606         861           0
-------------------------------------------------------------------------------------------------------------------------

Global                        297         344         93       292       297        297       709         292         277
Technology -- total
Amount deferred                 0           0          0       122         0          0       209         292           0
-------------------------------------------------------------------------------------------------------------------------

Partners International
Select Growth -- total      1,092       1,212        378     1,069     1,081      1,081     2,636       1,069       1,013
Amount deferred                 0           0          0       442         0          0       781       1,069
-------------------------------------------------------------------------------------------------------------------------

Partners International
Select Value -- total       4,207       4,742      1,382     4,129     4,178      4,178    10,111       4,129       3,912
Amount deferred                 0           0          0     1,711         0          0     2,994       4,129           0
-------------------------------------------------------------------------------------------------------------------------

Partners International
Small Cap -- total            207         238         68       203       207        207       492         203         193
Amount deferred                 0           0          0        84         0          0       146         203           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       1,124       1,282        377     1,105     1,120      1,120     2,700       1,105       1,049
Markets -- total
Amount deferred                 0           0          0       459         0          0       799       1,105           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle European         232         265         74       228       231        231       556         228       6,216
Equity -- total
Amount deferred                 0           0          0        95         0          0       164         228           0
-------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - June 27, 2008                     Page 159

                                                         AGGREGATE COMPENSATION FROM FUND
                         ------------------------------------------------------------------------------------------------
                                                                                                                TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS     PAGLIA       RIGBY
-------------------------------------------------------------------------------------------------------------------------
Threadneedle Global         1,377       1,598        432     1,354     1,378      1,378     3,273       1,354       1,284
Equity -- total
Amount deferred                 0           0          0       564         0          0       967       1,354           0
-------------------------------------------------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        1,203       1,390        370     1,183     1,202      1,202     2,868       1,183       1,122
Amount deferred                 0           0          0       492         0          0       848       1,183           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-             147         163         55       145       143        143       351         145         135
Exempt -- total
Amount deferred                 0           0          0        59         0          0       105         145           0
-------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth -- total     2,083       2,367        795     2,051     2,032      2,032     4,957       2,050       1,916
Amount deferred                 0           0          0       838         0          0     1,474       2,050           0
-------------------------------------------------------------------------------------------------------------------------

Tax-Exempt                  1,376       1,509        531     1,356     1,330      1,330     3,293       1,356       1,265
Bond -- total
Amount deferred                 0           0          0       552         0          0       981       1,356           0
-------------------------------------------------------------------------------------------------------------------------

Tax-Exempt High             5,211       5,715      1,998     5,132     5,038      5,038    12,467       5,132       4,789
Income -- total
Amount deferred                 0           0          0     2,090         0          0     3,713       5,132           0
-------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market -- total               226         208        114       222       211        211       556         222         208
Amount deferred                 0           0          0        89         0          0       167         222           0
-------------------------------------------------------------------------------------------------------------------------



* Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 31. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A    37.17%                  --
                                       Schwab) a brokerage firm in San           Class R4   69.59%
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4   30.41%                  --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A    40.95%                  --
                                                                                 Class R4   81.85%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   18.15%                  --

--------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - June 27, 2008                     Page 160

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A    40.97%                  --
                                                                                 Class R4   52.46%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   47.54%                  --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4   92.45%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   7.55%                   --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A    8.26%                   --
Conservative                                                                     Class R4   58.40%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   41.60%                  --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder  Moderate            Charles Schwab                            Class R4   90.06%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   9.94%
                                                                                                                    --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4   84.04%                  --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4   14.66%                  --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4   64.07%                  --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   35.93%                  --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4   93.54%                  --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   6.46%                   --
--------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Charles Schwab                            Class D    100.00%                 --
                                                                                 Class E    18.11%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E    81.89%              63.64%
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A    7.91%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.(GWFS Equities),        Class R4   7.21%                   --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   88.29%                  --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           Charles Schwab                            Class A    8.14%                   --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C    5.00%                   --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3   96.77%                  --
                                                                                 Class R4   98.43%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth              Charles Schwab                            Class A    9.73%                   --
                                                                                 Class R4   98.42%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R2   100.00%             30.92%(a)
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    18.83%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    21.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.92%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.78%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    19.96%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 161

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             Charles Schwab                            Class A    14.27%                  --
                                                                                 Class R4   98.39%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       John E. Bridgman, Minneapolis, MN         Class C    6.51%                   --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C    7.76%                   --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                    Charles Schwab                            Class A    9.73%--
                                                                                 Class R4   97.75%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               Charles Schwab                            Class A    52.74%                  --
                                      ------------------------------------------------------------------------------------------
                                       Donald W. and Donna M. Hardeman, Miami,   Class B    4.51%                   --
                                       FL
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey and Karen E. Leopardi, Boca       Class C    6.00%                   --
                                       Raton, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R5   100.00%
--------------------------------------------------------------------------------------------------------------------------------

130/30 U.S. Equity                     Charles Schwab                            Class A    61.36%                  --
                                      ------------------------------------------------------------------------------------------
                                       Donald W. and Ann F. Orminski, Yakima,    Class B    5.21%                   --
                                       WA
                                      ------------------------------------------------------------------------------------------
                                       Beverly Smith, Leesburg, VA               Class C    7.13%                   --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer A Cobe, Natick, MA               Class C    6.37%                   --
                                      ------------------------------------------------------------------------------------------
                                       Pedro L. and Lynn A. Lugo, Loomis, CA     Class C    6.03%                   --
                                      ------------------------------------------------------------------------------------------
                                       Kathleen McCarthy Kirby, Andover, MA      Class C    5.95%                   --
                                      ------------------------------------------------------------------------------------------
                                       Timothy J. and Patricia A. Turbak, St.    Class C    5.66%                   --
                                       Charles, IL
                                      ------------------------------------------------------------------------------------------
                                       Michael Selig, Arlington, VA              Class C    5.10%                   --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%             43.30%
                                                                                 Class R5   100.00%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.40%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    98.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A    12.42%                  --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A    12.19%                  --
                                       Atlanta, GA
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A    7.58%                   --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    7.31%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA, Charlotte, NC           Class Y    99.20%                  --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 162

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.37%                  --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.43%                  --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.37%                  --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A    17.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       Stephen T. and Teresa T. Bockian,         Class A    5.27%                   --
                                       Orlando, FL
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    98.51%                  --
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A    11.08%                  --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A    7.93%                   --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       William Crossen, Tuckahoe, NY             Class A    6.53%                   --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    97.06%                  --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                                                    --
                                                                                 Class R3   100.00%                 --
                                                                                 Class R4   100.00%                 --
                                                                                 Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    97.29%                  --
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. And Rebecca H. Marken,         Class A    5.96%                   --
                                       Lexington, MA
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    10.83%                  --
                                                                                 Class R4   47.70%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   52.04%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    7.38%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    58.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    31.36%                  --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - June 27, 2008                     Page 163

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   24.74%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4   75.26%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.31%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.23%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.24%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.23%                  --
--------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value             Charles Schwab                            Class A    15.19%                  --
                                                                                 Class R4   98.51%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.36%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.21%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.26%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --
--------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                  RiverSource Investments                   Class R4   14.82%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    8.60%                   --
                                                                                 Class R4   85.18%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.54%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.91%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity              RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    9.07%                   --
                                                                                 Class R4   12.33%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   87.34%                  --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value               RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    19.14%                  --
                                                                                 Class R4   96.23%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.15%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.35%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.29%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 164

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         RiverSource Investments                   Class W    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    8.70%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.                        Class R4   15.27%                  --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    31.30%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    36.58%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    32.10%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   81.70%                  --
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage               Charles Schwab                            Class A    18.36%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    36.82%              52.41%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    8.18%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    55.00%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank, Minneapolis, MN         Class R4   99.89%                  --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class W    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    23.55%                  --
                                                                                 Class R4   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    10.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    21.32%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    36.57%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    6.24%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    6.30%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    10.10%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    7.04%                   --
--------------------------------------------------------------------------------------------------------------------------------

Real Estate                            RiverSource Investments                   Class R4   8.28%               38.09%(a)
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    16.35%                  --
                                                                                 Class R4   91.72%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.22%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    13.76%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    17.20%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    10.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    17.24%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    21.14%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    9.77%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 165

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        RiverSource Investments                   Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    41.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    13.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    14.03%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    15.48%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Stanson Nimiroski, Branford, CT           Class C    7.31%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    95.15%                  --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                     RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.17%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    13.86%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.05%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    9.16%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    14.57%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    10.17%                  --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2020                 Class I    5.29%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I    5.24%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I    5.12%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   99.69%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 166

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  RiverSource Investments                   Class A    50.89%              52.21%(a)
Mid Cap Equity                                                                   Class C    5.54%
                                                                                 Class R4   67.87%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    11.08%                  --
                                                                                 Class R4   32.13%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    10.94%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    11.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    17.54%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    12.27%                  --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2020                 Class I    7.86%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I    8.56%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I    8.40%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2040                 Class I    6.22%                   --
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, FL           Class C    9.54%                   --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll,        Class C    8.20%                   --
                                       Punta Gorda, FL
                                      ------------------------------------------------------------------------------------------
                                       Contemporary Gardens, Honolulu, HI        Class C    6.43%                   --
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C    6.05%                   --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner,             Class C    5.68%                   --
                                       Fair Oaks, CA
                                      ------------------------------------------------------------------------------------------
                                       Claude V. and Julianna K. Neighbors,      Class C    5.48%                   --
                                       Lynchburg, VA
                                      ------------------------------------------------------------------------------------------
                                       Kenneth E. and Elaine M. Jacobsen,        Class C    5.45%                   --
                                       Madison, SD
                                      ------------------------------------------------------------------------------------------
                                       Heidi and Norbert Schuchbauer,            Class C    5.00%                   --
                                       Fair Oaks, CA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 167

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            RiverSource Investments                   Class A    73.83%              89.88%(a)
                                                                                 Class C    14.89%
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       David G. and Sharon M. Michaud,           Class B    7.49%                   --
                                       Gorham, ME
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B    7.05%                   --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       David J. Heck, Clermont, FL               Class B    6.72%                   --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell,                 Class C    30.65%                  --
                                       Huntersville, NC
                                      ------------------------------------------------------------------------------------------
                                       Dale T. and Jennie I. Metzgar,            Class C    15.84%                  --
                                       Shavertown, PA
                                      ------------------------------------------------------------------------------------------
                                       Ronald E. and Linda F. Dearing,           Class C    11.35%                  --
                                       Fort Wayne, IN
                                      ------------------------------------------------------------------------------------------
                                       Douglas E. and Cynthia A. Thompson,       Class C    10.91%                  --
                                       Churubusco, IN
                                      ------------------------------------------------------------------------------------------
                                       Robert and Lynn M. Schuster,              Class C    6.88%                   --
                                       Richardson, TX
                                      ------------------------------------------------------------------------------------------
                                       Robert W. and Wanda J. Jordan,            Class C    6.71%                   --
                                       Beverly Hills, MI
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    29.69%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    31.02%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    39.25%                  --
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                          RiverSource Investments                   Class W    100.00%             28.27%(a)
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    55.60%                  --
                                                                                 Class R4   96.93%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    8.06%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    37.18%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    52.66%                  --
--------------------------------------------------------------------------------------------------------------------------------

Growth                                 RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    9.00%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.72%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.81%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.09%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   47.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4   43.02%                  --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4   5.67%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 168

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                   Charles Schwab                            Class A    17.46%                  --
                                                                                 Class R4   93.49%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    11.18%              28.33%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    59.65%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    24.81%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   6.51%                   --
--------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities         RiverSource Investments                   Class W    100.00%             78.59%(a)
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   65.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    19.90%                  --
                                                                                 Class R4   34.34%
                                      ------------------------------------------------------------------------------------------
                                       Mary and George Forsman,                  Class C    5.23%                   --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    6.36%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.90%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    30.84%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    36.64%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    8.38%                   --
                                       Fund
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                       RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                      ------------------------------------------------------------------------------------------
                                       The Bank of New York                      Class R5   99.98%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.71%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.04%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.71%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.09%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.19%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   99.89%                  --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Value                        RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   30.36%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    12.75%                  --
                                                                                 Class R4   69.64%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.92%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.16%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.11%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 169

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  RiverSource Investments                   Class W    12.19%              52.48%(a)
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    87.81%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    18.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    60.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    39.90%                  --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar,            Class C    17.08%                  --
                                       Hacienda Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C    8.07%                   --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C    7.88%                   --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C    6.52%                   --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       John B. Mudd, Riverside, CA               Class C    5.00%                   --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B    10.88%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class C    7.91%                   --
                                      ------------------------------------------------------------------------------------------
                                       Robert P. and Diane E. Minger, Huntley,   Class C    6.03%                   --
                                       IL
                                      ------------------------------------------------------------------------------------------
                                       Yu Chuan Chen, Tyan Yue Hwu and Vanessa   Class C    5.88%                   --
                                       Hwu, Walnut, CA
--------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                       RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    6.99%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   5.01%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I    7.35%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    8.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    38.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    28.74%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    10.16%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   93.57%                  --
--------------------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                   None                                      None       N/A                     --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A    7.81%                   --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B    6.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C    7.69%                   --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C    5.34%                   --
                                      ------------------------------------------------------------------------------------------
                                       Arthur and Sandra Ezersky, Woodbury, NY   Class C    5.29%                   --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               Wachovia Bank                             Class R4   99.81%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 170

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           Charles Schwab                            Class A    36.15%                  --
                                      ------------------------------------------------------------------------------------------
                                       Joyce S. Tsuji and Laurence Lance,        Class B    8.39%                   --
                                       Renton, WA
                                      ------------------------------------------------------------------------------------------
                                       Fred A. and Christine F. Fox, Clarkston,  Class B    6.71%                   --
                                       MI
                                      ------------------------------------------------------------------------------------------
                                       Neocles G. and Karen S. Athanasiades,     Class B    5.47%                   --
                                       East Setauket, NY
                                      ------------------------------------------------------------------------------------------
                                       Michael L. and Melissa M. Gunderson,      Class C    28.22%                  --
                                       Marschall, MN
                                      ------------------------------------------------------------------------------------------
                                       Robert M. and Patricia A. Smith,          Class C    19.30%                  --
                                       Camarillo, CA
                                      ------------------------------------------------------------------------------------------
                                       Paul L. and Denise B. Powell, North       Class C    13.14%                  --
                                       Hampton, NH
                                      ------------------------------------------------------------------------------------------
                                       Marilyn S. and Thomas S. Araki, Wailuku,  Class C    7.17%                   --
                                       HI
                                      ------------------------------------------------------------------------------------------
                                       Robert L. Veeneman, Sarasota, FL          Class C    5.13%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.39%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.10%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class C    27.04%              95.01%(a)
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
--------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income              Charles Schwab                            Class A    26.75%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.66%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.15%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.18%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2   89.67%                  --
                                       (Hartford Life), Weatogue, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R2   7.71%                   --
                                                                                 Class R3   97.47%
                                                                                 Class R5   16.22%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   47.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4   31.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4   5.28%                   --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5   84.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W    100.00%                 --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 171

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A    39.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Glen Allen, VA     Class C    7.09%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.51%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.11%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.78%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.20%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.12%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2   98.90%                  --
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, Kansas City, MO     Class R3   37.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities, Hartford, CT         Class R3   29.81%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3   27.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   39.95%                  --
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4   31.22%                  --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R4   13.53%                  --
                                       Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       National Financial Services Corp., New    Class R4   6.03%                   --
                                       York, NY
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank, Denver, CO           Class R5   90.25%                  --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5   9.41%                   --
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A    14.68%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   78.72%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4   21.28%                  --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            RiverSource Investments                   Class A    39.42%              36.02%(a)
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    22.87%                  --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency               RiverSource Investments                   Class B    100.00%             77.27%(a)
Income                                                                           Class R4   17.62%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    61.36%                  --
                                                                                 Class R4   82.38%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    11.62%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    21.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    9.81%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.53%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    16.10%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    19.12%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    8.82%                   --
                                      ------------------------------------------------------------------------------------------
                                       H&R Block Financial Advisors, Inc.,       Class C    8.16%                   --
                                       Detroit, MI
                                      ------------------------------------------------------------------------------------------
                                       Mark and Elizabeth Fiorini, San Hose, CA  Class C    6.92%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 172

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity       American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    21.88%                  --
                                                                                 Class R4   80.72%
                                      ------------------------------------------------------------------------------------------
                                       Linda A. O'Donnel, West Chester, OH       Class C    5.52%                   --
                                      ------------------------------------------------------------------------------------------
                                       Chester and Jewel Carter, Sacramento, CA  Class C    5.48%                   --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   19.28%              28.45%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    16.65%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    19.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    7.16%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    6.65%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    6.92%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    10.78%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    7.52%                   --
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                  American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   55.69%              76.82%(a)
                                                                                 Class C    5.81%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    23.52%                  --
                                                                                 Class R4   44.31%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    35.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    46.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    16.50%                  --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Rochester, NY      Class C    33.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey L. and Cherl K. George, Canton,   Class C    6.75%                   --
                                       OH
                                      ------------------------------------------------------------------------------------------
                                       Barbara J. and Paul E. Johnson, West      Class C    5.60%                   --
                                       Valley, UT
                                      ------------------------------------------------------------------------------------------
                                       Steven C. and Beverly Glover, draper, UT  Class C    5.56%                   --
--------------------------------------------------------------------------------------------------------------------------------

Global Bond                            American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.15%                  --
                                                                                 Class R4   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.22%               32.51%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    5.76%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    14.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    26.70%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.51%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    9.44%                   --
                                       Fund
--------------------------------------------------------------------------------------------------------------------------------

Global Technology                      RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    17.06%                  --
                                                                                 Class R4   99.68%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 173

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select          Charles Schwab                            Class A    16.57%                  --
Growth                                                                           Class R4   13.95%
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4   80.44%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.45%              35.19%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.34%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.21%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.03%                  --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select Value    Charles Schwab                            Class A    22.71%                  --
                                                                                 Class R4   98.85%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.33%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.22%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.01%                  --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap       RiverSource Investments                   Class R4   12.05%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    20.56%                  --
                                                                                 Class R4   87.89%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.48%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.45%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.45%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.20%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.98%                  --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Charles Schwab                            Class A    15.34%                  --
                                                                                 Class R4   77.63%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.80%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.97%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   22.37%                  --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity           RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R4   9.13%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    14.22%                  --
                                                                                 Class R4   90.87%
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    14.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   10.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   85.99%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - June 27, 2008                     Page 174

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             RiverSource Investments                   Class R2   100.00%                 --
Opportunity                                                                      Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.21%                  --
                                                                                 Class R4   52.52%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   47.48%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.32%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.21%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.02%                  --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                Charles Schwab                            Class A    8.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       John T. and Robin L. Lawrence, Beverly,   Class B    5.63%
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       Jesse M. Annoye, Germantown, WI           Class C    6.71%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I    19.39%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.43%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.65%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.93%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   69.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   25.26%                  --
--------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                        J. Haley Stephens, Calhoun, GA            Class C    8.84%                   --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      --         --                      --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A    6.32%                   --
                                       Ronald J. Garner, Wyckoff, NJ
--------------------------------------------------------------------------------------------------------------------------------




(a) Combination of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of- funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.



Statement of Additional Information - June 27, 2008                     Page 175

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal year ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by KPMG LLP. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.



Statement of Additional Information - June 27, 2008                     Page 176

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - June 27, 2008                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - June 27, 2008                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - June 27, 2008                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - June 27, 2008                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - June 27, 2008                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.


More information about state specific risks may be available from official state resources.



Statement of Additional Information - June 27, 2008                          B-1

                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                S-6500 AK (6/08)




Statement of Additional Information - June 27, 2008                          C-1

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource 120/20 Contrarian Equity Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.3%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.9%)
Spirit AeroSystems Holdings Cl A                      30,657(b)             $894,265
------------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                   15,473(b)              135,699
Delta Air Lines                                        6,479(b)               55,136
Northwest Airlines                                    10,520(b)              101,623
US Airways Group                                      13,305(b)              114,290
                                                                     ---------------
Total                                                                        406,748
------------------------------------------------------------------------------------

AUTOMOBILES (4.8%)
Ford Motor                                           279,976(b)            2,312,602
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.1%)
Genentech                                             14,651(b)              999,198
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Trane                                                 11,281                 524,679
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Bank of New York Mellon                               20,756                 903,509
------------------------------------------------------------------------------------

CHEMICALS (4.2%)
Dow Chemical                                          24,520                 984,478
EI du Pont de Nemours & Co                            20,615               1,008,280
                                                                     ---------------
Total                                                                      1,992,758
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
Ritchie Bros Auctioneers                              46,596(c)            1,162,570
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
Cisco Systems                                         37,733(b)              967,474
Telefonaktiebolaget LM Ericsson ADR                   16,168(c)              407,757
                                                                     ---------------
Total                                                                      1,375,231
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard                                       23,187               1,074,717
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (3.1%)
Bank of America                                       19,842                $744,869
Citigroup                                             29,976                 757,493
                                                                     ---------------
Total                                                                      1,502,362
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Qwest Communications Intl                            109,215                 563,549
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Flextronics Intl                                      58,185(b,c)            604,542
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (9.0%)
Baker Hughes                                           8,332                 673,892
Cameron Intl                                          14,828(b)              729,982
Halliburton                                           11,645                 534,622
Transocean                                             9,526(b)            1,404,705
Weatherford Intl                                      12,099(b)              976,026
                                                                     ---------------
Total                                                                      4,319,227
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.0%)
CVS Caremark                                          36,177               1,460,465
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                         18,158                 729,407
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Stanley Works                                          9,694                 467,639
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
General Electric                                      21,885                 715,640
McDermott Intl                                         7,245(b)              388,187
                                                                     ---------------
Total                                                                      1,103,827
------------------------------------------------------------------------------------

INSURANCE (7.4%)
ACE                                                   15,060(c)              907,967
Chubb                                                 21,062               1,115,654
Everest Re Group                                       8,896(c)              803,754
XL Capital Cl A                                       21,117(c)              736,772
                                                                     ---------------
Total                                                                      3,564,147
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  27

RiverSource 120/20 Contrarian Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (13.5%)
Caterpillar                                           22,468              $1,839,681
Deere & Co                                            12,633               1,062,056
Eaton                                                 18,795               1,650,953
Ingersoll-Rand Cl A                                   12,288(c)              545,341
Parker Hannifin                                       17,077               1,363,598
                                                                     ---------------
Total                                                                      6,461,629
------------------------------------------------------------------------------------

MEDIA (3.3%)
Natl CineMedia                                        39,680                 760,269
Regal Entertainment Group Cl A                        42,723                 810,028
                                                                     ---------------
Total                                                                      1,570,297
------------------------------------------------------------------------------------

METALS & MINING (1.1%)
Freeport-McMoRan Copper & Gold                         4,690                 533,488
------------------------------------------------------------------------------------

MULTILINE RETAIL (1.7%)
Kohl's                                                16,384(b)              800,358
------------------------------------------------------------------------------------

MULTI-UTILITIES (2.1%)
Natl Grid ADR                                          7,670(c)              542,653
Sempra Energy                                          8,454                 479,088
                                                                     ---------------
Total                                                                      1,021,741
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.5%)
Enbridge                                              15,923(c)              655,709
Southwestern Energy                                   27,705(b)            1,172,198
Suncor Energy                                          7,262(c)              818,355
                                                                     ---------------
Total                                                                      2,646,262
------------------------------------------------------------------------------------

PHARMACEUTICALS (4.2%)
Johnson & Johnson                                     16,612               1,114,500
Mylan                                                 67,091                 883,588
                                                                     ---------------
Total                                                                      1,998,088
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intel                                                 32,258                 718,063
Micron Technology                                     65,046(b)              502,155
                                                                     ---------------
Total                                                                      1,220,218
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SOFTWARE (4.6%)
Microsoft                                             22,657                $646,178
Oracle                                                49,065(b)            1,023,005
Symantec                                              31,247(b)              538,073
                                                                     ---------------
Total                                                                      2,207,256
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Bed Bath & Beyond                                     15,164(b)              492,830
Best Buy                                               9,979                 429,297
                                                                     ---------------
Total                                                                        922,127
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Fannie Mae                                            13,752                 389,182
------------------------------------------------------------------------------------

TOBACCO (3.0%)
Altria Group                                          10,846                 216,920
Loews-Carolina Group                                  10,155(d)              666,879
Philip Morris Intl                                    10,846(b)              553,471
                                                                     ---------------
Total                                                                      1,437,270
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $48,115,906)                                                      $47,169,357
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%              908,845(e)             $908,845
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $908,845)                                                            $908,845
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $49,024,751)(f)                                                   $48,078,202
====================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 120/20 Contrarian Equity Fund

INVESTMENTS IN DERIVATIVES
TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                                                                     NOTIONAL
                                                                     EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY               FUND RECEIVES           FUND PAYS            DATE          AMOUNT     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008   $1,477,710      $65,380             $--
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        S&P 100 Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008    1,576,457           --        (174,970)
   International Ltd.   custom basket of      on 1-month LIBOR
                        airline industry      plus 0.25%
                        securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008      949,206           --          (2,735)
   International Ltd.   custom basket of      on 1-month LIBOR
                        natural gas           plus 0.25%
                        industry securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008    1,579,567       68,640              --
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        Russell 1000 Growth
                        Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Total return on a     Floating rate based   Oct. 20, 2008      780,814       48,007              --
   International Ltd.   custom basket of      on 1-month LIBOR
                        securities in the     plus 0.25%
                        S&P North American
                        Technology-
                        Semiconductor Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,940,439           --        (106,299)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            securities in the
                                              S&P Small Cap 600
                                              Index
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,607,025           --         (47,825)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            large cap energy
                                              sector securities
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,495,868           --        (131,116)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            regional banking
                                              industry securities
------------------------------------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  29

RiverSource 120/20 Contrarian Equity Fund

                                                                                     NOTIONAL
                                                                     EXPIRATION     PRINCIPAL     UNREALIZED      UNREALIZED
COUNTERPARTY               FUND RECEIVES           FUND PAYS            DATE          AMOUNT     APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns            Floating rate based   Total return on a     Oct. 20, 2008    1,178,714           --         (61,914)
   International Ltd.   on 1-month LIBOR      custom basket of
                        less 0.25%            securities in the
                                              Dow Jones U.S.
                                              Industrials Index
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $182,027       $(524,859)
------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 15.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(f) At April 30, 2008, the cost of securities for federal income tax purposes was $49,208,193 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,953,149
Unrealized depreciation                                             (3,083,140)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,129,991)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 30 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (118.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (7.4%)
Boeing                                                 7,185(f)             $609,719
DRS Technologies                                       1,451                  90,600
Goodrich                                               1,137(f)               77,487
Honeywell Intl                                         4,333(f)              257,380
L-3 Communications Holdings                            1,567(f)              174,642
Lockheed Martin                                        2,098(f)              222,472
                                                                     ---------------
Total                                                                      1,432,300
------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Coca-Cola                                              2,493(f)              146,763
Molson Coors Brewing Cl B                              2,802(f)              153,662
PepsiCo                                                1,814(f)              124,313
                                                                     ---------------
Total                                                                        424,738
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.9%)
Amgen                                                  3,822(b,f)            160,027
Biogen Idec                                              358(b)               21,727
Cougar Biotechnology                                   4,627(b,f)             93,188
Genentech                                              2,927(b,f)            199,622
ImmunoGen                                             27,278(b)               87,835
                                                                     ---------------
Total                                                                        562,399
------------------------------------------------------------------------------------

CAPITAL MARKETS (6.9%)
BlackRock                                                787(f)              158,809
Diamond Hill Investment Group                          1,164(b)              104,946
Franklin Resources                                       196                  18,649
KKR Private Equity Investors LP Unit                  22,601                 336,755
Lehman Brothers Holdings                               1,314(f)               58,131
Merrill Lynch & Co                                     4,212(f)              209,884
Morgan Stanley                                         2,910(f)              141,426
Och-Ziff Capital Management Group LLC Cl A             6,866(f)              133,269

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
State Street                                           1,079                 $77,839
Waddell & Reed Financial Cl A                          2,596                  87,901
                                                                     ---------------
Total                                                                      1,327,609
------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                                           4,317(f)              173,328
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
PNC Financial Services Group                             465                  32,248
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.4%)
Cisco Systems                                          7,806(b,f)            200,146
Comverse Technology                                    1,632(b)               28,454
Motorola                                               5,823                  57,997
Nokia ADR                                              8,385(c,f)            252,137
QUALCOMM                                              11,210(f)              484,159
Starent Networks                                       1,799(b)               28,460
                                                                     ---------------
Total                                                                      1,051,353
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.4%)
Apple                                                  1,472(b,f)            256,054
Hewlett-Packard                                        5,074(f)              235,180
IBM                                                    1,360(f)              164,152
                                                                     ---------------
Total                                                                        655,386
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                    338                  51,670
KBR                                                    1,612                  46,490
                                                                     ---------------
Total                                                                         98,160
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                                  1,619(f)               85,807
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                       13,532(f)              507,991
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  31

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (6.8%)
AT&T                                                  14,111(f)             $546,236
Cbeyond                                                4,802(b)               94,791
Deutsche Telekom                                       9,392(c)              169,230
FairPoint Communications                                 108                     995
Global Crossing                                        7,248(b,c,f)          121,187
Qwest Communications Intl                              6,514                  33,612
Telefonica                                             4,641(c)              134,567
Verizon Communications                                 5,795(f)              222,992
                                                                     ---------------
Total                                                                      1,323,610
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
Entergy                                                1,227(f,g)            140,933
Exelon                                                 2,224(f)              190,108
Southern                                               4,253(f)              158,339
                                                                     ---------------
Total                                                                        489,380
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric                                       2,672(f)              139,639
Suntech Power Holdings ADR                               857(b,c)             38,334
                                                                     ---------------
Total                                                                        177,973
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                         571                  21,361
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Halliburton                                              845                  38,794
Natl Oilwell Varco                                       479(b)               32,788
Pride Intl                                             3,471(b,f)            147,344
Schlumberger                                             508                  51,079
Transocean                                               300(b)               44,238
                                                                     ---------------
Total                                                                        314,243
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Wal-Mart Stores                                        4,054(f)              235,051
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
General Mills                                            501                  30,260
Kellogg                                                  596                  30,497
Kraft Foods Cl A                                       1,618(f)               51,178
                                                                     ---------------
Total                                                                        111,935
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
Alphatec Holdings                                     46,356(b,f)           $223,899
Boston Scientific                                     21,325(b,f,g)          284,262
China Medical Technologies ADR                         2,140(c)               80,036
Cyberonics                                             6,365(b)              100,567
Medtronic                                              1,801(f)               87,673
Specialized Health Products Intl                      96,584(b)               92,914
                                                                     ---------------
Total                                                                        869,351
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                    809                  35,272
Cardinal Health                                        1,254(f)               65,296
CIGNA                                                    583                  24,900
McKesson                                               1,497(f)               78,024
UnitedHealth Group                                     2,233(f)               72,863
                                                                     ---------------
Total                                                                        276,355
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Intl Game Technology                                   3,614(f)              125,549
Marriott Intl Cl A                                       693                  23,770
                                                                     ---------------
Total                                                                        149,319
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.2%)
Centex                                                 1,456                  30,314
DR Horton                                              8,143                 126,135
Harman Intl Inds                                       4,279(f)              174,883
KB Home                                                1,452                  32,670
Lennar Cl A                                            4,209                  77,530
Meritage Homes                                         4,623(b)               87,698
NVR                                                      146(b)               89,571
                                                                     ---------------
Total                                                                        618,801
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                      1,480(f)              104,636
Procter & Gamble                                       2,156(f)              144,560
                                                                     ---------------
Total                                                                        249,196
------------------------------------------------------------------------------------

INSURANCE (6.0%)
ACE                                                    2,913(c,f)            175,625
AFLAC                                                  2,896(f)              193,076
American Intl Group                                    7,236(f)              334,302
Chubb                                                    910                  48,203

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 32 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Hartford Financial Services Group                      1,795(f)             $127,930
MetLife                                                  580                  35,293
Prudential Financial                                   3,291(f)              249,162
                                                                     ---------------
Total                                                                      1,163,591
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
China LotSynergy Holdings                          3,360,000(b,c)            153,056
Google Cl A                                              247(b,f)            141,850
Yahoo!                                                   803(b)               22,010
                                                                     ---------------
Total                                                                        316,916
------------------------------------------------------------------------------------

IT SERVICES (3.0%)
Affiliated Computer Services Cl A                        508(b)               26,909
Automatic Data Processing                                590(f)               26,078
Cognizant Technology Solutions Cl A                    2,695(b,f)             86,914
Fiserv                                                 1,778(b)               89,878
MasterCard Cl A                                          672(f)              186,923
Satyam Computer Services ADR                           3,653(c)               93,809
Visa Cl A                                                906(b)               75,606
                                                                     ---------------
Total                                                                        586,117
------------------------------------------------------------------------------------

MACHINERY (2.2%)
Deere & Co                                             1,242(f)              104,415
Flowserve                                              1,831(f)              227,209
Parker Hannifin                                        1,072(f)               85,599
                                                                     ---------------
Total                                                                        417,223
------------------------------------------------------------------------------------

MEDIA (8.1%)
Cablevision Systems Cl A                                 937(b)               21,551
Comcast Special Cl A                                   8,689(f)              175,865
Liberty Entertainment Series A                         2,488(b,e)             64,564
News Corp Cl A                                         8,983(f)              160,796
Time Warner                                           13,931(f)              206,875
Virgin Media                                          49,077(d,f)            633,092

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEDIA (CONT.)
Vivendi                                                1,148(b,c)            $46,730
XM Satellite Radio Holdings Cl A                      22,677(b,f)            252,849
                                                                     ---------------
Total                                                                      1,562,322
------------------------------------------------------------------------------------

METALS & MINING (2.3%)
Agnico-Eagle Mines                                     1,184(c)               73,941
Coeur d'Alene Mines                                   53,299(b)              163,628
Lihir Gold                                            74,217(b,c)            205,870
                                                                     ---------------
Total                                                                        443,439
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
JC Penney                                              1,127(f)               47,898
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.5%)
BP ADR                                                   817(c)               59,469
Chevron                                                3,851(f)              370,274
ConocoPhillips                                         1,749(f)              150,676
Devon Energy                                             454                  51,484
Exxon Mobil                                            9,999(f)              930,607
Marathon Oil                                             544                  24,790
Occidental Petroleum                                     480(f)               39,941
Total                                                  1,657(c)              139,556
Valero Energy                                          1,363(f)               66,583
                                                                     ---------------
Total                                                                      1,833,380
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Weyerhaeuser                                             944                  60,303
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.2%)
Avon Products                                          6,675(f)              260,458
Herbalife                                              3,793(c,f)            166,058
                                                                     ---------------
Total                                                                        426,516
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.0%)
Bristol-Myers Squibb                                  16,421(f,g)            360,770
Eli Lilly & Co                                         1,096                  52,761
Johnson & Johnson                                      1,414(f)               94,865
Merck & Co                                             6,112(f)              232,500
Pfizer                                                17,033(f)              342,535
Schering-Plough                                        2,428(f)               44,699

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  33

RiverSource 130/30 U.S. Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
PHARMACEUTICALS (CONT.)
Teva Pharmaceutical Inds ADR                           2,428(c,f)           $113,582
Wyeth                                                  2,609(f)              116,022
                                                                     ---------------
Total                                                                      1,357,734
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.8%)
Capstead Mtge                                         19,789(f)              255,279
MFA Mtge Investments                                  12,851(f)               89,828
                                                                     ---------------
Total                                                                        345,107
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
SonomaWest Holdings                                   10,271(b,f)             65,478
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Hertz Global Holdings                                 18,521(b,f)            238,180
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Himax Technologies ADR                                 4,600(c)               23,138
Infineon Technologies ADR                              4,813(b,c)             44,472
Intel                                                 10,855(f)              241,633
Spansion Cl A                                         15,994(b)               52,780
Texas Instruments                                      3,746                 109,233
                                                                     ---------------
Total                                                                        471,256
------------------------------------------------------------------------------------

SOFTWARE (4.4%)
ACI Worldwide                                          4,222(b)               93,306
Microsoft                                             16,642(f)              474,629
Nintendo ADR                                           1,647(c)              112,482
Synchronoss Technologies                               8,334(b,f)            173,931
                                                                     ---------------
Total                                                                        854,348
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Cl A                               1,108                  82,335
hhgregg                                               14,702(b)              150,989
Home Depot                                             1,351                  38,909

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Lowe's Companies                                       1,969(f)              $49,599
TJX Companies                                            907                  29,224
                                                                     ---------------
Total                                                                        351,056
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Countrywide Financial                                 16,135                  93,260
Fannie Mae                                             3,578                 101,257
Freddie Mac                                            4,285                 106,740
New York Community Bancorp                             4,773                  89,112
                                                                     ---------------
Total                                                                        390,369
------------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                           4,811(f)               96,220
Philip Morris Intl                                     4,811(b,f)            245,505
                                                                     ---------------
Total                                                                        341,725
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
Sprint Nextel                                          4,739                  37,865
Vodafone Group                                       141,100(c)              449,697
                                                                     ---------------
Total                                                                        487,562
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $24,561,722)                                                      $22,948,414
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            1,312,110(h)           $1,312,110
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,312,110)                                                        $1,312,110
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,873,832)(i)                                                   $24,260,524
====================================================================================

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

INVESTMENTS IN SECURITIES SOLD SHORT

COMMON STOCKS (25.1%)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (0.9%)
Genomic Health                                         8,326(b)             $179,176
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Cohen & Steers                                         7,983                 222,885
Eaton Vance                                            6,360                 232,777
Pzena Investment Mgmt Cl A                            19,148                 232,649
                                                                     ---------------
Total                                                                        688,311
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Frontier Financial                                    15,579                 249,264
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Sierra Wireless                                        4,915(b,c)             91,910
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Moody's                                                4,049                 149,651
Technology Select Sector SPDR Fund                     2,181                  51,908
                                                                     ---------------
Total                                                                        201,559
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Rockwell Automation                                    1,664                  90,239
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
WM Wrigley Jr                                          1,852                 141,048
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
IDEXX Laboratories                                     3,342(b)              177,794
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.2%)
Chipotle Mexican Grill Cl A                            1,908(b)              187,232
Las Vegas Sands                                        2,765(b)              210,748
Wynn Resorts                                           2,025                 213,313
                                                                     ---------------
Total                                                                        611,293
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Toll Brothers                                          6,570(b)              148,745
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INSURANCE (1.4%)
Mercury General                                        2,027                $101,127
Progressive                                            9,091                 165,365
                                                                     ---------------
Total                                                                        266,492
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                             1,435(b)              112,834
------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Infosys Technologies ADR                               4,735(c)              206,872
------------------------------------------------------------------------------------

MACHINERY (0.7%)
PACCAR                                                 2,888                 136,660
------------------------------------------------------------------------------------

METALS & MINING (3.0)%)
ArcelorMittal                                          1,322(c)              117,777
Companhia Vale do Rio Doce ADR                         6,496(c)              253,864
United States Steel                                    1,329                 204,600
                                                                     ---------------
Total                                                                        576,241
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Carrizo Oil & Gas                                      2,429(b)              154,217
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.0%)
Nu Skin Enterprises Cl A                              10,836                 194,289
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Allergan                                               3,862                 217,701
------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Union Pacific                                          1,716                 249,146
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.8%)
Sovereign Bancorp                                     21,960                 164,041
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT
(Cost: $4,790,544)                                                        $4,857,832
====================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  35

RiverSource 130/30 U.S. Equity Fund

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                   24            $1,663,200      June 2008           $77,159
---------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 13.7% of net assets for long positions and 3.5% of net assets for short positions.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Trustees. Information concerning such security holdings at April 30, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
Virgin Media                               10-12-07 thru 03-04-08         $964,735

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Securities are pledged with brokers as collateral for securities sold short.

(g) At April 30, 2008, investments in securities included securities valued at $179,407 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) At April 30, 2008, the cost of securities for federal income tax purposes was $26,239,694 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $671,479
Unrealized depreciation                                             (2,650,649)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(1,979,170)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 36 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

RiverSource 130/30 U.S. Equity Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  37

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers
      (identified cost $48,115,906 and $24,561,722)          $47,169,357       $22,948,414
   Affiliated money market fund
      (identified cost $908,845 and $1,312,110)                  908,845         1,312,110
------------------------------------------------------------------------------------------
Total investments in securities (identified cost
   $49,024,751 and $25,873,832)                               48,078,202        24,260,524
Cash                                                                  --               543
Capital shares receivable                                        257,421             9,710
Dividends receivable                                              27,270            19,241
Unrealized appreciation on swap contracts                        182,027                --
Receivable from the Investment Manager and its
   affiliates                                                     16,400            16,400
------------------------------------------------------------------------------------------
Total assets                                                  48,561,320        24,306,418
------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                    1,989                --
Investments in securities sold short (proceeds $-- and
   $4,790,544)                                                        --         4,857,832
Capital shares payable                                            10,635             4,582
Variation margin payable                                              --             6,360
Unrealized depreciation on swap contracts                        524,859                --
Accrued investment management services fee                         1,237               504
Accrued distribution fee                                             329                97
Accrued transfer agency fee                                           91                34
Accrued administrative services fee                                  104                42
Other accrued expenses                                            59,694            51,776
Dividends and interest payable on securities sold
   short                                                              --             4,915
------------------------------------------------------------------------------------------
Total liabilities                                                598,938         4,926,142
------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                  $47,962,382       $19,380,276
==========================================================================================

--------------------------------------------------------------------------------

 38 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
REPRESENTED BY
Shares of beneficial interest -- $.01 par value              $    27,802       $    11,357
Additional paid-in capital                                    50,304,690        21,632,466
Undistributed net investment income                              342,370           134,994
Accumulated net realized gain (loss)                          (1,423,099)         (795,117)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                         (1,289,381)       (1,603,424)
------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding shares                                        $47,962,382       $19,380,276
==========================================================================================

Net assets applicable to outstanding
   shares:                                Class A               $36,243,211       $ 9,789,375
                                          Class B               $ 2,370,747       $   763,466
                                          Class C               $   735,615       $   313,988
                                          Class I               $ 8,604,172       $ 8,504,909
                                          Class R5              $     8,637       $     8,538
Outstanding shares of beneficial
   interest:                              Class A shares          2,101,033           573,839
                                          Class B shares            137,839            44,922
                                          Class C shares             42,785            18,463
                                          Class I shares            498,000           498,000
                                          Class R5 shares               500               500
Net asset value per share:                Class A(1)            $     17.25       $     17.06
                                          Class B               $     17.20       $     17.00
                                          Class C               $     17.19       $     17.01
                                          Class I               $     17.28       $     17.08
                                          Class R5              $     17.27       $     17.08
---------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund is $18.30 and $18.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  39

STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
INVESTMENT INCOME
Income:
Dividends                                                    $   289,842       $   312,847
Interest                                                              10               168
Income distributions from affiliated money market fund            37,842            27,248
   Less foreign taxes withheld                                    (3,551)             (750)
------------------------------------------------------------------------------------------
Total income                                                     324,143           339,513
------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                               159,311            81,732
Distribution fee
   Class A                                                        27,941             8,748
   Class B                                                         6,806             2,556
   Class C                                                         2,020             1,104
Transfer agency fee
   Class A                                                        12,001             3,941
   Class B                                                           781               307
   Class C                                                           226               129
   Class R5                                                            2                 2
Administrative services fee                                       13,416             6,883
Compensation of board members                                        388               191
Custodian fees                                                    14,625            14,625
Printing and postage                                              15,800            13,800
Registration fees                                                 26,519            22,498
Professional fees                                                 42,421            42,365
Dividends and interest on securities sold short                       --            48,919
Other                                                              2,586             2,328
------------------------------------------------------------------------------------------
Total expenses                                                   324,843           250,128
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                         (80,978)          (83,724)
   Earnings and bank fee credits on cash balances                    (64)              (30)
------------------------------------------------------------------------------------------
Total net expenses                                               243,801           166,374
------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   80,342           173,139
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 40 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                             RIVERSOURCE       RIVERSOURCE
                                                               120/20            130/30
                                                          CONTRARIAN EQUITY    U.S. EQUITY
                                                                FUND              FUND
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                     $(1,423,099)      $(1,060,110)
   Foreign currency transactions                                     (45)              306
   Futures contracts                                                  --          (284,037)
   Short positions in securities                                      --           579,797
   Swap transactions                                            (368,161)               --
------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                       (1,791,305)         (764,044)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                          (1,198,848)       (1,436,685)
------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies         (2,990,153)       (2,200,729)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                $(2,909,811)      $(2,027,590)
==========================================================================================

*   When shares became publicly available.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                            RIVERSOURCE       RIVERSOURCE
                                                              120/20            130/30
                                                         CONTRARIAN EQUITY    U.S. EQUITY
                                                               FUND              FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                             $    80,342       $   173,139
Net realized gain (loss) of investments                      (1,791,305)         (764,044)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                         (1,198,848)       (1,436,685)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (2,909,811)       (2,027,590)
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        --           (17,734)
      Class B                                                        --            (1,106)
      Class C                                                        --              (239)
      Class I                                                        --           (29,890)
      Class R5                                                       --               (29)
   Net realized gain
      Class A                                                        --           (11,016)
      Class B                                                        --              (800)
      Class C                                                        --              (235)
      Class I                                                        --           (17,027)
      Class R5                                                       --               (17)
   Tax return of capital
      Class A                                                   (28,424)               --
      Class B                                                      (880)               --
      Class C                                                      (331)               --
      Class I                                                   (17,286)               --
      Class R5                                                      (17)               --
-----------------------------------------------------------------------------------------
Total distributions                                             (46,938)          (78,093)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 42 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008

                                                            RIVERSOURCE       RIVERSOURCE
                                                              120/20            130/30
                                                         CONTRARIAN EQUITY    U.S. EQUITY
                                                               FUND              FUND
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           $40,794,389       $11,788,998
   Class B shares                                             2,535,830           868,299
   Class C shares                                               773,412           325,015
Reinvestment of distributions at net asset value
   Class A shares                                                28,066            28,400
   Class B shares                                                   832             1,865
   Class C shares                                                   310               440
Payments for redemptions
   Class A shares                                            (3,017,042)       (1,306,227)
   Class B shares                                               (91,781)          (60,468)
   Class C shares                                               (20,742)               --
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                              41,003,274        11,646,322
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      38,046,525         9,540,639
Net assets at beginning of period                             9,915,857(a)      9,839,637(b)
-----------------------------------------------------------------------------------------
Net assets at end of period                                 $47,962,382       $19,380,276
=========================================================================================
Undistributed net investment income                         $   342,370       $   134,994
-----------------------------------------------------------------------------------------

*    When shares became publicly available.

(a) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $84,143 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

(b) Initial capital of $10,000,000 was contributed on Oct. 11, 2007. The Fund had a decrease in net assets resulting from operations of $160,363 during the period from Oct. 11, 2007 to Oct. 18, 2007 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund (the Funds) are a series of RiverSource Series Trust and each is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Trustees (the Board). On Oct. 11, 2007, RiverSource Investments, LLC (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 498,000 shares for Class I and 500 shares for Class R5) in each Fund, which represented the initial capital for each class at $20 per share. Shares of each Fund were first offered to the public on Oct. 18, 2007.

The primary investments of each Fund are as follows:

RiverSource 120/20 Contrarian Equity Fund invests at least 80% of the Fund's net assets in equity securities. The Investment Manager will hold long and short positions.

RiverSource 130/30 U.S. Equity Fund invests at least 80% of the Fund's net assets in equity securities of U.S. companies. The Investment Manager will hold long and short positions in both growth and value companies.

Each Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, the Investment Manager owned 100% of Class I and Class R5 shares of RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund.

At April 30, 2008, the Investment Manager owned approximately 44% of the total outstanding Fund shares for RiverSource 130/30 U.S. Equity Fund.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized

--------------------------------------------------------------------------------

 44 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  45

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $633,092 representing 3.27% of net assets for RiverSource 130/30 U.S. Equity Fund. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT

The Funds may enter into short sales of securities that they concurrently hold or for which they hold no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted on the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short.

Each Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown on the Statements of Operations.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The

--------------------------------------------------------------------------------

 46 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the period then ended, the Funds had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires. At April 30, 2008, RiverSource 120/20 Contrarian Equity Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 47 using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Funds had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Funds may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At April 30, 2008, RiverSource 130/30 U.S. Equity Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 48 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

Each Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of certain dividends on securities sold short, futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to paid-in capital by the following:

                                                 RIVERSOURCE       RIVERSOURCE
                                              120/20 CONTRARIAN    130/30 U.S.
                                                 EQUITY FUND       EQUITY FUND
------------------------------------------------------------------------------
Accumulated net realized gain (loss)              $368,206           $(1,752)
Undistributed net investment income                255,638             4,251
------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                        $623,844            $2,499
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  49

The tax character of distributions paid for the period indicated is as follows:

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008
-----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................    $    --
      Long-term capital gain................................         --
      Tax return of capital.................................     28,424
CLASS B
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................        880
CLASS C
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................        331
CLASS I
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................     17,286
CLASS R5
Distributions paid from:
      Ordinary income.......................................         --
      Long-term capital gain................................         --
      Tax return of capital.................................         17
RiverSource 130/30 U.S. Equity Fund
CLASS A
Distributions paid from:
      Ordinary income.......................................     23,601
      Long-term capital gain................................      5,149
CLASS B
Distributions paid from:
      Ordinary income.......................................      1,532
      Long-term capital gain................................        374
CLASS C
Distributions paid from:
      Ordinary income.......................................        364
      Long-term capital gain................................        110

--------------------------------------------------------------------------------

 50 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

FOR THE PERIOD FROM OCT. 18, 2007* TO APRIL 30, 2008
-----------------------------------------------------------------------
CLASS I
Distributions paid from:
      Ordinary income.......................................    $38,959
      Long-term capital gain................................      7,958
CLASS R5
Distributions paid from:
      Ordinary income.......................................         38
      Long-term capital gain................................          8

 *   When shares became publicly available.

At April 30, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                         UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED      UNREALIZED
                           ORDINARY        ACCUMULATED       REALIZED       APPRECIATION
FUND                        INCOME        LONG-TERM GAIN       LOSS        (DEPRECIATION)
-----------------------------------------------------------------------------------------
RiverSource 120/20
 Contrarian Equity
 Fund                           $--            $--          $(1,239,657)    $(1,130,453)
RiverSource 130/30
  U.S. Equity Fund          132,218              5            (349,118)      (2,046,652)

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about an a fund's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. The application of SFAS 157 will be effective for each Fund's fiscal year beginning May 1, 2008. The adoption of

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  51

SFAS 157 is not anticipated to have a material impact on each Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.95% to 0.89% annually as each Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the performance of one Class A share of each Fund and the change in the Russell 3000(R) Index for RiverSource 120/20 Contrarian Equity Fund and the change in the Russell 1000(R) Index for RiverSource 130/30 U.S. Equity Fund. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Nov. 1, 2009 and cover the 24-month period beginning Nov. 1, 2007. The management fee for the period ended April 30, 2008 was 0.95% of each Fund's average daily net assets.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.08% to 0.05% annually as each Fund's assets increase. The fee for the period ended April 30, 2008 was 0.08% of each Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Funds and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the period ended April 30, 2008, other expenses paid to this company were $8 and $26 for RiverSource

--------------------------------------------------------------------------------

 52 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund, respectively.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Funds also pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the period ended April 30, 2008 are as follows:

FUND                                             CLASS A     CLASS B    CLASS C
-------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund        $148,983     $320       $177
RiverSource 130/30 U.S. Equity Fund                29,276      496         --

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  53

For the period ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.20%       1.25%
RiverSource 130/30 U.S.
  Equity Fund                     2.09       2.84       2.83       1.75        1.81

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                    $6,432      $444       $126       $  --      $  --
RiverSource 130/30 U.S.
  Equity Fund                     2,197       181         75          --         --

Of these waived/reimbursed fees and expenses, the management fees at the Fund level were:

FUND                                                            AMOUNT
-----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                       $73,976
RiverSource 130/30 U.S. Equity Fund                              81,271

Under an agreement which was effective until April 30, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.20%       1.25%
RiverSource 130/30 U.S.
  Equity Fund                     1.50       2.25       2.25       1.20        1.25

Effective May 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets until April 30, 2009, unless sooner terminated at the discretion of the Board:

FUND                             CLASS A    CLASS B    CLASS C    CLASS I    CLASS R5
-------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian
  Equity Fund                     1.50%      2.25%      2.25%      1.17%       1.22%
RiverSource 130/30 U.S.
  Equity Fund                     1.50       2.25       2.25       1.16        1.21

--------------------------------------------------------------------------------

 54 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

During the period ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                        $64
RiverSource 130/30 U.S. Equity Fund                               30

3. SECURITIES TRANSACTIONS

For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                PURCHASES      PROCEEDS
----------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund          $46,323,676    $6,746,006
RiverSource 130/30 U.S. Equity Fund                 36,533,991    25,772,165

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Oct. 18, 2007* to April 30, 2008 are as follows:

RiverSource 120/20 Contrarian Equity Fund

                                            ISSUED FOR
                                            REINVESTED                        NET
                                 SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                        2,273,668       1,546       (174,681)       2,100,533
Class B                          142,695          46        (5,402)          137,339
Class C                           43,486          17        (1,218)           42,285
-----------------------------------------------------------------------------------------

RiverSource 130/30 U.S. Equity Fund

                                            ISSUED FOR
                                            REINVESTED                        NET
                                 SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                          646,986       1,542       (75,189)          573,339
Class B                           47,841         101        (3,520)           44,422
Class C                           17,939          24            --            17,963
-----------------------------------------------------------------------------------------

* When shares became publicly available.

5. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 55 funds and other institutional clients of RiverSource Investments. The cost of each Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated for each Fund for period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008, are as follows:

FUND                                               PURCHASES      PROCEEDS
----------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund         $27,909,519    $27,039,338
RiverSource 130/30 U.S. Equity Fund                10,859,088     10,021,077

6. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Funds had no borrowings during the period ended April 30, 2008.

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2007 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund had post-October losses of $1,239,657 and $349,118, respectively, that are treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK

Each Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the

--------------------------------------------------------------------------------

 56 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the case proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT 57 with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 58 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

RiverSource 120/20 Contrarian Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                             2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .04
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.55)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.25
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $36
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.01%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.50%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .40%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.87%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  59

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                              (.03)
Net gains (losses) (both realized and unrealized)           (2.58)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.61)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.02)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.20
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $2
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.76%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                (.25%)(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.17%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 60 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                              (.03)
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.62)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.02)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.19
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $1
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                2.76%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                (.27%)(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.21%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  61

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .07
Net gains (losses) (both realized and unrealized)           (2.59)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.52)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.28
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $9
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.62%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.20%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .81%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.69%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 62 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.83
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .07
Net gains (losses) (both realized and unrealized)           (2.60)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.53)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Tax return of capital                                        (.03)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.27
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.65%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                            1.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                 .76%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                       23%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.75%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  63

RiverSource 130/30 U.S. Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .20
Net gains (losses) (both realized and unrealized)           (2.73)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.53)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.06
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $10
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.15%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.09%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.56%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.50%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                2.15%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.89%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 64 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .13
Net gains (losses) (both realized and unrealized)           (2.73)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.60)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.05)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.00
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $1
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.92%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.84%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              3.34%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.44%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.24%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  65

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .14
Net gains (losses) (both realized and unrealized)           (2.74)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.60)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.04)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.07)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.01
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              3.90%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.83%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              3.32%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          2.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.49%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (13.24%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 66 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .19
Net gains (losses) (both realized and unrealized)           (2.70)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.51)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.08
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                        $9
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              2.66%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.75%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.10%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.20%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.96%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.77%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  67

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,                            2008(B)
Net asset value, beginning of period                       $19.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                               .18
Net gains (losses) (both realized and unrealized)           (2.69)
-----------------------------------------------------------------------------------------------
Total from investment operations                            (2.51)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.06)
Distributions from realized gains                            (.03)
-----------------------------------------------------------------------------------------------
Total distributions                                          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $17.08
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(d),(e)                              2.71%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (including dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.81%(f)
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(d),(e)                              2.15%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement
 (excluding dividend and interest expenses on
 securities sold short)(e),(g),(h)                          1.25%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.90%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118%
-----------------------------------------------------------------------------------------------
Total return(i)                                           (12.78%)(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds, and dividend and interest expenses on securities sold short), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the period ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 68 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource 120/20 Contrarian Fund and RiverSource 130/30 U.S. Equity Fund (two of the portfolios constituting the RiverSource Series Trust) (the Funds) as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

--------------------------------------------------------------------------------

             RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT  69

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
June 20, 2008

--------------------------------------------------------------------------------

 70 RIVERSOURCE ADVANCED ALPHA(SM) STRATEGIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2010 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (64.8%)
                                                 SHARES                   VALUE(A)
INTERNATIONAL (10.0%)
RiverSource Disciplined International Equity
 Fund                                              145,787              $1,634,270
----------------------------------------------------------------------------------

U.S. LARGE CAP (53.9%)
RiverSource Disciplined Equity Fund              1,328,750               8,783,037
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        16,790                 143,388
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $11,165,025)                                                    $10,560,695
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (19.6%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (5.5%)
RiverSource Global Bond Fund                        128,540                $898,498
-----------------------------------------------------------------------------------

HIGH YIELD (3.9%)
RiverSource High Yield Bond Fund                    235,475                 642,846
-----------------------------------------------------------------------------------

INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                3,795                  38,293
-----------------------------------------------------------------------------------

INVESTMENT GRADE (10.0%)
RiverSource Diversified Bond Fund                   336,464               1,615,028
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,220,864)                                                       $3,194,665
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (7.9%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         84,231                $820,408
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                45,568                 469,347
-----------------------------------------------------------------------------------
Total                                                                     1,289,755
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,298,360)                                                       $1,289,755
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (7.9%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,291,360              $1,291,360
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,291,360)                                                       $1,291,360
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $16,975,609)(b)                                                  $16,336,475
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $17,247,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    5,569
Unrealized depreciation                                                (916,987)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (911,418)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2015 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (74.9%)
                                                 SHARES                   VALUE(A)
INTERNATIONAL (14.0%)
RiverSource Disciplined International Equity
 Fund                                              371,888              $4,168,867
----------------------------------------------------------------------------------

U.S. LARGE CAP (60.0%)
RiverSource Disciplined Equity Fund              2,695,007              17,813,999
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        31,824                 271,781
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $23,503,125)                                                    $22,254,647
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.6%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (4.3%)
RiverSource Global Bond Fund                        182,418              $1,275,099
-----------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource High Yield Bond Fund                    229,316                 626,033
-----------------------------------------------------------------------------------

INTERNATIONAL (0.2%)
RiverSource Emerging Markets Bond Fund                5,462                  55,116
-----------------------------------------------------------------------------------

INVESTMENT GRADE (8.1%)
RiverSource Diversified Bond Fund                   497,205               2,386,583
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $4,373,027)                                                       $4,342,831
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (6.3%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                        127,359              $1,240,480
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                61,349                 631,890
-----------------------------------------------------------------------------------
Total                                                                     1,872,370
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,882,208)                                                       $1,872,370
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (4.2%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  1,249,478              $1,249,478
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $1,249,478)                                                       $1,249,478
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,007,838)(b)                                                  $29,719,326
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $31,177,255 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     26,718
Unrealized depreciation                                                (1,484,647)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (1,457,929)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 64 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2020 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (83.0%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (19.4%)
RiverSource Disciplined International Equity
 Fund                                               552,261              $6,190,843
-----------------------------------------------------------------------------------

U.S. LARGE CAP (61.4%)
RiverSource Disciplined Equity Fund               2,959,342              19,561,251
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         80,850                 690,455
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $28,236,154)                                                     $26,442,549
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (10.6%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund                         177,581              $1,241,292
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      16,201                  44,229
------------------------------------------------------------------------------------

INTERNATIONAL (0.6%)
RiverSource Emerging Markets Bond Fund                18,739                 189,079
------------------------------------------------------------------------------------

INVESTMENT GRADE (6.0%)
RiverSource Diversified Bond Fund                    397,948               1,910,149
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $3,406,561)                                                        $3,384,749
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.7%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          58,885                $573,539
------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                 88,665                 913,248
------------------------------------------------------------------------------------
Total                                                                      1,486,787
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,504,837)                                                        $1,486,787
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.8%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     577,435                $577,435
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $577,435)                                                            $577,435
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,724,987)(b)                                                   $31,891,520
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $33,916,150 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $      7,405
Unrealized depreciation                                                (2,032,035)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,024,630)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2025 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.7%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (21.3%)
RiverSource Disciplined International Equity
 Fund                                               666,829              $7,475,156
-----------------------------------------------------------------------------------

U.S. LARGE CAP (63.6%)
RiverSource Disciplined Equity Fund               3,382,118              22,355,799
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        116,456                 994,531
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,728,568)                                                     $30,825,486
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.6%)
RiverSource Global Bond Fund                         179,880              $1,257,364
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      13,331                  36,393
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 3,466                  34,971
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.7%)
RiverSource Diversified Bond Fund                    200,687                 963,299
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,297,537)                                                        $2,292,027
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          55,252                $538,155
------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                 91,434                 941,775
------------------------------------------------------------------------------------
TOTAL                                                                      1,479,930
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,498,983)                                                        $1,479,930
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     542,001                $542,001
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $542,001)                                                            $542,001
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $37,067,089)(b)                                                   $35,139,444
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $37,239,819 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     92,097
Unrealized depreciation                                                (2,192,472)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,100,375)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 66 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2030 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.8%)
                                                 SHARES               VALUE(A)
INTERNATIONAL (21.9%)
RiverSource Disciplined International Equity
 Fund                                              627,725              $7,036,795
----------------------------------------------------------------------------------

U.S. LARGE CAP (63.1%)
RiverSource Disciplined Equity Fund              3,061,108              20,233,924
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                       106,812                 912,175
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $29,941,721)                                                    $28,182,894
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.5%)
RiverSource Global Bond Fund                         165,133              $1,154,281
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      12,254                  33,452
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 3,188                  32,162
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.8%)
RiverSource Diversified Bond Fund                    185,179                 888,860
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $2,114,614)                                                        $2,108,755
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         50,880                $495,568
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                83,606                 861,141
-----------------------------------------------------------------------------------
TOTAL                                                                     1,356,709
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,374,003)                                                       $1,356,709
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    498,045                $498,045
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $498,045)                                                           $498,045
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,928,383)(b)                                                  $32,146,403
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $34,153,263 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $     56,795
Unrealized depreciation                                                (2,063,655)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (2,006,860)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2035 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.8%)
                                                 SHARES               VALUE(A)
INTERNATIONAL (21.6%)
RiverSource Disciplined International Equity
 Fund                                              412,157              $4,620,278
----------------------------------------------------------------------------------

U.S. LARGE CAP (63.3%)
RiverSource Disciplined Equity Fund              2,051,100              13,557,771
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        71,620                 611,633
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $19,789,582)                                                    $18,789,682
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (3.6%)
RiverSource Global Bond Fund                        109,333                $764,236
-----------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                      8,122                  22,173
-----------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                2,108                  21,266
-----------------------------------------------------------------------------------

INVESTMENT GRADE (2.7%)
RiverSource Diversified Bond Fund                   122,556                 588,270
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $1,398,961)                                                       $1,395,945
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         33,493                $326,220
-----------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
 Fund                                                55,832                 575,071
-----------------------------------------------------------------------------------
Total                                                                       901,291
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $912,859)                                                           $901,291
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                    331,339                $331,339
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $331,339)                                                           $331,339
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $22,432,741)(b)                                                  $21,418,257
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $22,622,533 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    109,257
Unrealized depreciation                                                (1,313,533)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (1,204,276)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 68 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2040 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (87.5%)
                                                 SHARES                VALUE(A)
INTERNATIONAL (21.4%)
RiverSource Disciplined International Equity
 Fund                                               254,380              $2,851,598
-----------------------------------------------------------------------------------

U.S. LARGE CAP (63.3%)
RiverSource Disciplined Equity Fund               1,273,525               8,417,999
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         44,097                 376,589
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $12,359,801)                                                     $11,646,186
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.8%)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (3.7%)
RiverSource Global Bond Fund                          69,483                $485,690
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                       5,256                  14,349
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 1,374                  13,865
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.9%)
RiverSource Diversified Bond Fund                     80,938                 388,505
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $904,433)                                                            $902,409
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.3%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          21,782                $212,159
RiverSource Inflation Protected Securities
 Fund                                                 34,730                 357,716
                                                                     ---------------
Total                                                                        569,875
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $576,969)                                                            $569,875
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     215,474                $215,474
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $215,474)                                                            $215,474
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $14,056,677)(b)                                                   $13,333,944
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $14,177,525 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    2,501
Unrealized depreciation                                                (846,082)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (843,581)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Retirement Plus 2045 Fund
APRIL 30, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (88.0%)
                                                  SHARES                VALUE(A)
INTERNATIONAL (20.9%)
RiverSource Disciplined International Equity
 Fund                                                191,986              $2,152,158
------------------------------------------------------------------------------------

U.S. LARGE CAP (64.2%)
RiverSource Disciplined Equity Fund                  999,208               6,604,762
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (2.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          35,198                 300,587
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $9,471,380)                                                        $9,057,507
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (6.5%)
                                                      SHARES         VALUE(A)
GLOBAL BOND (3.5%)
RiverSource Global Bond Fund                          52,495                $366,938
------------------------------------------------------------------------------------

HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                       3,902                  10,652
------------------------------------------------------------------------------------

INTERNATIONAL (0.1%)
RiverSource Emerging Markets Bond Fund                 1,010                  10,187
------------------------------------------------------------------------------------

INVESTMENT GRADE (2.8%)
RiverSource Diversified Bond Fund                     59,324                 284,757
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $673,460)                                                            $672,534
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                          15,978                $155,625
RiverSource Inflation Protected Securities
 Fund                                                 26,879                 276,852
                                                                     ---------------
Total                                                                        432,477
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $437,989)                                                            $432,477
------------------------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                     159,581                $159,581
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $159,581)                                                            $159,581
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $10,742,410)(b)                                                   $10,322,099
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities for federal income tax purposes was $10,888,610 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $   17,988
Unrealized depreciation                                                (584,499)
-------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (566,511)
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 70 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS ----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
APRIL 30, 2008                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $16,975,609, $31,007,838 and
   $33,724,987, respectively)                                 $16,336,475         $29,719,326         $31,891,520
Capital shares receivable                                           4,121               3,184             131,084
Dividends receivable                                                  998               1,247                 881
Receivable for investments sold                                    14,081                  --                  --
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   16,355,675          29,723,757          32,023,485
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             18,206                  --              24,765
Payable for investments purchased                                      --               2,730             106,035
Accrued distribution fee                                               26                  41                  23
Accrued transfer agency fee                                            26                  47                  52
Accrued administrative services fee                                     9                  16                  17
Accrued plan administrative services fee                               51                  96                 117
Other accrued expenses                                             27,704              30,788              28,057
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                  46,022              33,718             159,066
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $16,309,653         $29,690,039         $31,864,419
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value                $    17,135         $    30,518         $    33,041
Additional paid-in capital                                     17,203,936          31,117,450          33,856,008
Accumulated net realized gain (loss)                             (272,284)           (169,417)           (191,163)
Unrealized appreciation (depreciation) on affiliated
   investments                                                   (639,134)         (1,288,512)         (1,833,467)
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $16,309,653         $29,690,039         $31,864,419
=================================================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 3,817,259         $ 6,249,844         $ 3,300,828
                                      Class R2                $     4,456         $     4,522         $     4,475
                                      Class R3                $     4,457         $     4,526         $     4,479
                                      Class R4                $     4,457         $     4,531         $     4,484
                                      Class R5                $     4,456         $     4,528         $     4,483
                                      Class Y                 $12,474,568         $23,422,088         $28,545,670
Outstanding shares of beneficial
   interest:                          Class A shares              401,351             643,613             343,364
                                      Class R2 shares                 468                 465                 464
                                      Class R3 shares                 468                 465                 464
                                      Class R4 shares                 468                 465                 464
                                      Class R5 shares                 468                 465                 464
                                      Class Y shares            1,310,311           2,406,288           2,958,924
Net asset value per share:            Class A(1)              $      9.51         $      9.71         $      9.61
                                      Class R2                $      9.52         $      9.72         $      9.64
                                      Class R3                $      9.52         $      9.73         $      9.65
                                      Class R4                $      9.52         $      9.74         $      9.66
                                      Class R5                $      9.52         $      9.74         $      9.66
                                      Class Y                 $      9.52         $      9.73         $      9.65
-----------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $10.09, $10.30 and $10.20, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  71

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
APRIL 30, 2008                                                   FUND                FUND                FUND
ASSETS
Investments in affiliated funds, at value
   $37,067,089, $33,928,383 and $22,432,741, respectively)    $35,139,444         $32,146,403         $21,418,257
Capital shares receivable                                          27,340               1,540              37,005
Dividends receivable                                                  648                 595                 395
Receivable for investments sold                                    18,018                 991                  --
-----------------------------------------------------------------------------------------------------------------
Total assets                                                   35,185,450          32,149,529          21,455,657
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             27,153               5,801               3,994
Payable for investments purchased                                      --                  --              33,012
Accrued distribution fee                                               18                  21                  10
Accrued transfer agency fee                                            58                  52                  35
Accrued administrative services fee                                    19                  18                  12
Accrued plan administrative services fee                              133                 119                  81
Other accrued expenses                                             27,966              31,502              25,710
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                  55,347              37,513              62,854
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $35,130,103         $32,112,016         $21,392,803
=================================================================================================================
REPRESENTED BY
Shares of beneficial interest - $.01 par value                $    36,291         $    32,971         $    22,204
Additional paid-in capital                                     37,194,187          34,085,906          22,574,875
Excess of distributions over net investment income                     --                  (1)                 --
Accumulated net realized gain (loss)                             (172,730)           (224,880)           (189,792
Unrealized appreciation (depreciation) on affiliated
   investments                                                 (1,927,645)         (1,781,980)         (1,014,484)
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $35,130,103         $32,112,016         $21,392,803
=================================================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 2,654,172         $ 3,045,696         $ 1,525,615
                                      Class R2                $     4,509         $     4,515         $     4,496
                                      Class R3                $     4,509         $     4,525         $     4,500
                                      Class R4                $     4,508         $     4,523         $     4,505
                                      Class R5                $     4,508         $     4,522         $     4,501
                                      Class Y                 $32,457,897         $29,048,235         $19,849,186
Outstanding shares of beneficial
   interest:                          Class A shares              275,106             313,665             158,788
                                      Class R2 shares                 466                 464                 467
                                      Class R3 shares                 466                 464                 467
                                      Class R4 shares                 465                 464                 467
                                      Class R5 shares                 465                 464                 467
                                      Class Y shares            3,352,142           2,981,594           2,059,793
Net asset value per share:            Class A(1)              $      9.65         $      9.71         $      9.61
                                      Class R2                $      9.68         $      9.73         $      9.63
                                      Class R3                $      9.68         $      9.75         $      9.64
                                      Class R4                $      9.69         $      9.75         $      9.65
                                      Class R5                $      9.69         $      9.75         $      9.64
                                      Class Y                 $      9.68         $      9.74         $      9.64
-----------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $10.24, $10.30 and $10.20, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 72 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                              RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT
                                                               PLUS 2040           PLUS 2045
APRIL 30, 2008                                                   FUND                FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $14,056,677 and $10,742,410,
   respectively)                                              $13,333,944         $10,322,099
Capital shares receivable                                          16,404               1,162
Dividends receivable                                                  252                 192
Receivable for investments sold                                        --               6,358
---------------------------------------------------------------------------------------------
Total assets                                                   13,350,600          10,329,811
---------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 --               6,546
Payable for investments purchased                                  14,223                  --
Accrued distribution fee                                               10                   9
Accrued transfer agency fee                                            28                  24
Accrued administrative services fee                                     7                   6
Accrued plan administrative services fee                               48                  38
Other accrued expenses                                             27,027              25,376
---------------------------------------------------------------------------------------------
Total liabilities                                                  41,343              31,999
---------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                   $13,309,257         $10,297,812
=============================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value               $    13,946         $    10,656
Additional paid-in capital                                     14,242,529          10,853,667
Accumulated net realized gain (loss)                             (224,485)           (146,200)
Unrealized appreciation (depreciation) on affiliated
   investments                                                   (722,733)           (420,311)
---------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   shares                                                     $13,309,257         $10,297,812
=============================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $ 1,439,574         $1,255,728
                                      Class R2                $     4,428         $    4,500
                                      Class R3                $     4,433         $    4,503
                                      Class R4                $     4,438         $    4,507
                                      Class R5                $     4,433         $    4,505
                                      Class Y                 $11,851,951         $9,024,069
Outstanding shares of beneficial
   interest:                          Class A shares              151,317            130,258
                                      Class R2 shares                 464                466
                                      Class R3 shares                 464                466
                                      Class R4 shares                 464                466
                                      Class R5 shares                 464                466
                                      Class Y shares            1,241,451            933,476
Net asset value per share:            Class A(1)              $      9.51         $     9.64
                                      Class R2                $      9.54         $     9.66
                                      Class R3                $      9.55         $     9.66
                                      Class R4                $      9.56         $     9.67
                                      Class R5                $      9.55         $     9.67
                                      Class Y                 $      9.55         $     9.67
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $10.09 and $10.23, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  73

STATEMENT OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2010           PLUS 2015           PLUS 2020
YEAR ENDED APRIL 30, 2008                                        FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $   441,797         $   557,215         $   612,194
-----------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                          4,890               8,361               7,167
   Class R2                                                            24                  24                  24
   Class R3                                                            12                  13                  13
Transfer agency fee
   Class A                                                          1,878               3,345               3,618
   Class R2                                                             3                   3                   3
   Class R3                                                             3                   3                   3
   Class R4                                                             3                   3                   3
   Class R5                                                             3                   3                   3
   Class Y                                                          8,070              12,025              17,486
Administrative services fee                                         3,623               5,483               7,572
Plan administrative services fee
   Class R2                                                            12                  12                  13
   Class R3                                                            12                  13                  13
   Class R4                                                            12                  13                  13
   Class Y                                                         24,211              36,074              52,458
Custodian fees                                                      1,563               1,115               1,580
Printing and postage                                                5,615               2,521               1,990
Registration fees                                                  37,107              36,901              34,510
Professional fees                                                  18,924              20,590              20,111
Other                                                               3,378               3,335               3,089
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    109,343             129,837             149,669
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                              (66,507)            (64,152)            (60,396)
   Earnings credits on cash balances                                  (39)                 --                (139)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                 42,797              65,685              89,134
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   399,000             491,530             523,060
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                          (294,989)            (56,736)           (105,931)
   Capital gain distributions from underlying affiliated
      funds                                                       565,149             945,066           1,444,903
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           270,160             888,330           1,338,972
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (1,407,677)         (2,374,248)         (3,867,127)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (1,137,517)         (1,485,918)         (2,528,155)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $  (738,517)        $  (994,388)        $(2,005,095)
=================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 74 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                              RIVERSOURCE         RIVERSOURCE         RIVERSOURCE
                                                              RETIREMENT          RETIREMENT          RETIREMENT
                                                               PLUS 2025           PLUS 2030           PLUS 2035
YEAR ENDED APRIL 30, 2008                                        FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $   486,737         $   495,924         $   284,673
-----------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                          5,406               5,279               2,921
   Class R2                                                            25                  25                  24
   Class R3                                                            13                  15                  13
Transfer agency fee
   Class A                                                          3,267               3,091               2,162
   Class R2                                                             3                   3                   3
   Class R3                                                             3                   3                   3
   Class R4                                                             3                   3                   3
   Class R5                                                             3                   3                   3
   Class Y                                                         17,108              16,835              10,028
Administrative services fee                                         7,280               7,160               4,249
Plan administrative services fee
   Class R2                                                            13                  13                  13
   Class R3                                                            13                  15                  13
   Class R4                                                            13                  13                  13
   Class Y                                                         51,325              50,504              30,084
Custodian fees                                                      1,622               1,229               1,479
Printing and postage                                                4,166               2,955               6,029
Registration fees                                                  35,055              34,247              33,511
Professional fees                                                  20,305              19,900              19,900
Other                                                               3,023               2,496               2,673
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                    148,646             143,789             113,124
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                              (63,836)            (60,385)            (64,079)
   Earnings credits on cash balances                                   (3)                (11)                 --
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                                 84,807              83,393              49,045
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   401,930             412,531             235,628
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                           189,336            (132,295)             92,382
   Capital gain distributions from underlying affiliated
      funds                                                     1,370,964           1,399,844             798,130
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         1,560,300           1,267,549             890,512
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (3,676,519)         (3,667,204)         (2,131,442)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (2,116,219)         (2,399,655)         (1,240,930)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $(1,714,289)        $(1,987,124)        $(1,005,302)
=================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  75

STATEMENT OF OPERATIONS

                                                                            RIVERSOURCE         RIVERSOURCE
                                                                            RETIREMENT          RETIREMENT
                                                                             PLUS 2040           PLUS 2045
YEAR ENDED APRIL 30, 2008                                                      FUND                FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds                     $   348,740          $ 118,116
-----------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                                        2,156              2,037
   Class R2                                                                          24                 25
   Class R3                                                                          13                 13
Transfer agency fee
   Class A                                                                        2,773              2,725
   Class R2                                                                           3                  3
   Class R3                                                                           3                  3
   Class R4                                                                           3                  3
   Class R5                                                                           3                  3
   Class Y                                                                       11,847              3,758
Administrative services fee                                                       4,915              1,670
Plan administrative services fee
   Class R2                                                                          13                 13
   Class R3                                                                          13                 13
   Class R4                                                                          13                 13
   Class Y                                                                       35,539             11,274
Custodian fees                                                                    1,718              1,436
Printing and postage                                                              1,675              3,664
Registration fees                                                                33,334             33,633
Professional fees                                                                20,125             19,883
Other                                                                             2,793              2,372
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                  116,963             82,541
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                            (60,426)           (63,117)
   Earnings credits on cash balances                                                (15)                (2)
-----------------------------------------------------------------------------------------------------------
Total net expenses                                                               56,522             19,422
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 292,218             98,694
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                                        (320,602)           (20,226)
   Capital gain distributions from underlying affiliated
      funds                                                                   1,001,345            334,608
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         680,743            314,382
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                                    (2,860,182)          (801,662)
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (2,179,439)          (487,280)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                               $(1,887,221)         $(388,586)
===========================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 76 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2010 FUND                               PLUS 2015 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    399,000           $   216,455           $   491,530            $   185,492
Net realized gain (loss) on investments             270,160               822,894               888,330                806,350
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (1,407,677)              775,817            (2,374,248)             1,093,779
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       (738,517)            1,815,166              (994,388)             2,085,621
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (68,096)              (10,481)             (102,139)               (29,778)
      Class R2                                         (140)                 (142)                 (115)                  (145)
      Class R3                                         (152)                 (146)                 (127)                  (146)
      Class R4                                         (164)                 (149)                 (140)                  (146)
      Class R5                                         (164)                 (153)                 (143)                  (146)
      Class Y                                      (500,117)             (379,528)             (648,363)              (343,639)
Net realized gain
      Class A                                      (124,866)               (1,629)             (188,205)                (4,597)
      Class R2                                         (263)                  (24)                 (248)                   (22)
      Class R3                                         (263)                  (24)                 (248)                   (22)
      Class R4                                         (263)                  (24)                 (248)                   (22)
      Class R5                                         (263)                  (24)                 (248)                   (22)
      Class Y                                      (835,790)              (57,976)           (1,170,241)               (52,009)
Tax return of capital
      Class A                                       (40,374)                   --               (31,914)                    --
      Class R2                                          (85)                   --                   (42)                    --
      Class R3                                          (85)                   --                   (42)                    --
      Class R4                                          (85)                   --                   (42)                    --
      Class R5                                          (85)                   --                   (42)                    --
      Class Y                                      (270,243)                   --              (198,443)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (1,841,498)             (450,300)           (2,340,990)              (430,694)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 4,302,881             1,335,889             5,239,617              1,479,805
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,236,708            19,522,509             4,271,040             24,726,698
Reinvestment of distributions at net asset
   value
   Class A shares                                   232,746                11,746               320,709                 34,021
   Class Y shares                                 1,585,670               430,041             1,999,571                388,810
Payments for redemptions
   Class A shares                                  (983,446)             (824,827)             (452,613)               (75,931)
   Class Y shares                               (10,103,635)           (4,434,245)           (4,266,890)            (2,506,330)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                   1,270,924            16,061,113             7,111,434             24,067,073
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (1,309,091)           17,425,979             3,776,056             25,722,000
Net assets at beginning of year                  17,618,744               192,765(b)         25,913,983                191,983(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 16,309,653           $17,618,744           $29,690,039            $25,913,983
=================================================================================================================================
Undistributed net investment income            $         --           $    23,248           $        --            $    39,814
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $7,235 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,017 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  77

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2020 FUND                               PLUS 2025 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    523,060           $   236,681           $   401,930            $   171,213
Net realized gain (loss) on investments           1,338,972             1,246,882             1,560,300                884,628
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (3,867,127)            2,042,369            (3,676,519)             1,757,724
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (2,005,095)            3,525,932            (1,714,289)             2,813,565
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (77,279)              (26,075)              (49,968)               (26,913)
      Class R2                                         (100)                 (148)                  (95)                  (149)
      Class R3                                         (113)                 (148)                 (108)                  (149)
      Class R4                                         (126)                 (148)                 (120)                  (149)
      Class R5                                         (129)                 (149)                 (124)                  (150)
      Class Y                                      (881,165)             (575,331)             (782,408)              (433,396)
Net realized gain
      Class A                                      (156,895)               (4,688)             (120,134)                  (936)
      Class R2                                         (240)                  (26)                 (267)                    (5)
      Class R3                                         (240)                  (26)                 (267)                    (5)
      Class R4                                         (240)                  (26)                 (267)                    (5)
      Class R5                                         (240)                  (26)                 (267)                    (5)
      Class Y                                    (1,711,624)             (101,608)           (1,759,997)               (14,940)
Tax return of capital
      Class A                                       (64,591)                   --               (21,714)                    --
      Class R2                                          (99)                   --                   (48)                    --
      Class R3                                          (99)                   --                   (48)                    --
      Class R4                                          (99)                   --                   (48)                    --
      Class R5                                          (99)                   --                   (48)                    --
      Class Y                                      (704,638)                   --              (318,109)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,598,016)             (708,399)           (3,054,037)              (476,802)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 2,150,190             1,824,807             1,579,204              1,535,523
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,383,313            36,032,523             3,711,040             35,549,691
Reinvestment of distributions at net asset
   value
   Class A shares                                   295,049                30,185               191,423                 27,383
   Class Y shares                                 3,278,489               669,840             2,842,826                442,082
Payments for redemptions
   Class A shares                                  (482,783)             (172,578)             (429,718)               (46,517)
   Class Y shares                               (12,812,150)           (2,758,195)           (6,155,533)            (1,896,901)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                  (1,187,892)           35,646,582             1,739,242             35,631,261
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (6,791,003)           38,464,115            (3,029,084)            37,968,024
Net assets at beginning of year                  38,655,422               191,307(b)         38,159,187                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 31,864,419           $38,655,422           $35,130,103            $38,159,187
=================================================================================================================================
Undistributed net investment income            $         --           $    25,368           $        --            $    13,743
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,693 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 78 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2030 FUND                               PLUS 2035 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    412,531           $   195,714           $   235,628            $   117,973
Net realized gain (loss) on investments           1,267,549             1,024,700               890,512                622,024
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (3,667,204)            1,894,074            (2,131,442)             1,125,808
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (1,987,124)            3,114,488            (1,005,302)             1,865,805
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (58,271)              (22,551)              (28,487)               (11,474)
      Class R2                                          (95)                 (147)                  (96)                  (148)
      Class R3                                         (104)                 (147)                 (108)                  (149)
      Class R4                                         (121)                 (148)                 (121)                  (149)
      Class R5                                         (124)                 (148)                 (124)                  (149)
      Class Y                                      (798,541)             (501,857)             (458,597)              (305,206)
Net realized gain
      Class A                                      (119,838)               (1,714)              (76,342)                  (541)
      Class R2                                         (235)                  (11)                 (300)                    (7)
      Class R3                                         (235)                  (11)                 (300)                    (7)
      Class R4                                         (235)                  (11)                 (300)                    (7)
      Class R5                                         (235)                  (11)                 (300)                    (7)
      Class Y                                    (1,582,887)              (37,741)           (1,159,348)               (13,736)
Tax return of capital
      Class A                                       (35,594)                   --                (6,332)                    --
      Class R2                                          (70)                   --                   (25)                    --
      Class R3                                          (70)                   --                   (25)                    --
      Class R4                                          (70)                   --                   (25)                    --
      Class R5                                          (70)                   --                   (25)                    --
      Class Y                                      (470,152)                   --               (96,159)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,066,947)             (564,497)           (1,827,014)              (331,580)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 2,214,857             1,214,634             1,045,799                786,172
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,974,008            33,256,482             4,660,796             19,913,797
Reinvestment of distributions at net asset
   value
   Class A shares                                   212,125                22,810               110,836                 11,694
   Class Y shares                                 2,834,261               533,158             1,696,050                312,657
Payments for redemptions
   Class A shares                                  (281,786)              (87,777)             (309,782)               (12,615)
   Class Y shares                               (10,846,202)           (1,641,637)           (4,279,663)            (1,456,010)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                   1,107,263            33,317,670             2,924,036             19,575,695
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (3,946,808)           35,867,661                91,720             21,109,920
Net assets at beginning of year                  36,058,824               191,163(b)         21,301,083                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 32,112,016           $36,058,824           $21,392,803            $21,301,083
=================================================================================================================================
Undistributed (excess of distributions over)
   net investment income                       $         (1)          $    16,764           $        --            $     9,386
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  79

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RIVERSOURCE RETIREMENT                       RIVERSOURCE RETIREMENT
                                                          PLUS 2040 FUND                               PLUS 2045 FUND
                                                YEAR ENDED           PERIOD ENDED            YEAR ENDED           PERIOD ENDED
                                              APRIL 30, 2008       APRIL 30, 2007(A)       APRIL 30, 2008       APRIL 30, 2007(A)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $    292,218           $   223,706           $    98,694            $    46,021
Net realized gain (loss) on investments             680,743             1,159,672               314,382                250,083
Net change in unrealized appreciation
   (depreciation) on affiliated investments      (2,860,182)            2,146,299              (801,662)               390,201
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     (1,887,221)            3,529,677              (388,586)               686,305
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                       (22,210)               (4,453)              (21,170)                (7,438)
      Class R2                                          (96)                 (149)                  (95)                  (148)
      Class R3                                         (109)                 (149)                 (107)                  (148)
      Class R4                                         (122)                 (150)                 (120)                  (148)
      Class R5                                         (125)                 (150)                 (123)                  (148)
      Class Y                                      (595,051)             (594,441)             (180,855)              (115,970)
Net realized gain
      Class A                                       (48,873)                 (370)              (56,818)                  (202)
      Class R2                                         (254)                  (12)                 (312)                    (4)
      Class R3                                         (254)                  (12)                 (312)                    (4)
      Class R4                                         (254)                  (12)                 (312)                    (4)
      Class R5                                         (254)                  (12)                 (312)                    (4)
      Class Y                                    (1,264,851)              (48,481)             (467,580)                (3,082)
Tax return of capital
      Class A                                       (25,334)                   --                (4,145)                    --
      Class R2                                         (132)                   --                   (15)                    --
      Class R3                                         (132)                   --                   (15)                    --
      Class R4                                         (132)                   --                   (15)                    --
      Class R5                                         (132)                   --                   (15)                    --
      Class Y                                      (655,673)                   --               (29,736)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (2,613,988)             (648,391)             (762,057)              (127,300)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 1,136,583               394,468               950,854                414,430
   Class R2 shares                                       --                 5,000                    --                  5,000
   Class R3 shares                                       --                 5,000                    --                  5,000
   Class R4 shares                                       --                 5,000                    --                  5,000
   Class R5 shares                                       --                 5,000                    --                  5,000
   Class Y shares                                 6,155,295            24,293,450             5,858,038              5,919,662
Reinvestment of distributions at net asset
   value
   Class A shares                                    95,882                 4,484                80,553                  6,774
   Class Y shares                                 2,494,906               636,369               659,957                112,894
Payments for redemptions
   Class A shares                                   (59,454)              (24,127)             (102,114)               (13,978)
   Class Y shares                               (18,605,109)           (1,804,730)           (2,663,576)              (545,207)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                  (8,781,897)           23,519,914             4,783,712              5,914,575
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (13,283,106)           26,401,200             3,633,069              6,473,580
Net assets at beginning of year                  26,592,363               191,163(b)          6,664,743                191,163(c)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 13,309,257           $26,592,363           $10,297,812            $ 6,664,743
=================================================================================================================================
Undistributed net investment income            $         --           $    17,982           $        --            $     3,768
---------------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) Initial capital of $200,000 was contributed on May 11, 2006. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).
(c) Initial capital of $100,000 and $90,000 for Class Y was contributed on April 17, 2006 and May 11, 2006, respectively. Initial capital of $10,000 was contributed on May 11, 2006 for Class A. The Fund had a decrease in net assets resulting from operations of $8,837 during the period from April 17, 2006 to May 18, 2006 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 80 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Series Trust (formerly RiverSource Retirement Series Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Series Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. On April 17, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, invested $100,000 (10,000 shares for Class Y) in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for Class Y at $10 per share. On May 11, 2006, Ameriprise Financial invested $100,000 (1,000 shares for Class A and 9,000 shares for Class Y), in RiverSource Retirement Plus 2045 Fund, which represented the initial capital for each class at $10 per share. On May 11, 2006, Ameriprise Financial invested $200,000 (1,000 shares for Class A and 19,000 for Class Y), in each Fund (excluding RiverSource Retirement Plus 2045 Fund), which represented the initial capital for each class at $10 per share. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership in invested initial capital in each Fund to the Investment Manager. Shares of each Fund were first offered to the public on May 18, 2006.

The primary investments of each Fund are as follows:

RiverSource Retirement Plus 2010 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010.

RiverSource Retirement Plus 2015 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015.

RiverSource Retirement Plus 2020 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020.

RiverSource Retirement Plus 2025 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025.

RiverSource Retirement Plus 2030 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030.

RiverSource Retirement Plus 2035 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035.

RiverSource Retirement Plus 2040 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040.

RiverSource Retirement Plus 2045 Fund -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

-  Class A shares are sold with a front-end sales charge.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  81

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Fund's have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short term capital gains earned in the underlying affiliated funds, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                           RIVERSOURCE             RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                            2010 FUND               2015 FUND               2020 FUND               2025 FUND
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income                                     $  146,585              $  219,683              $  410,484              $  417,150
Accumulated net realized gain
(loss)                                       (146,585)               (219,683)               (410,484)               (417,150)
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                       $       --              $       --              $       --              $       --
--------------------------------------------------------------------------------------------------------------------------------

                                           RIVERSOURCE             RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS         RETIREMENT PLUS
                                            2030 FUND               2035 FUND               2040 FUND               2045 FUND
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income                                     $  427,960              $  242,519              $  307,513              $  100,008
Accumulated net realized gain
(loss)                                       (427,960)               (242,519)               (307,513)               (100,006)
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                       $       --              $       --              $       --              $        2
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 82 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

RiverSource Retirement Plus 2010 Fund

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................................           $  148,091                 $ 12,110
      Long-term capital gain................................               44,871                       --
      Tax return of capital.................................               40,374                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  308                      166
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  320                      170
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  332                      173
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  332                      177
      Long-term capital gain................................                   95                       --
      Tax return of capital.................................                   85                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,035,556                  437,504
      Long-term capital gain................................              300,351                       --
      Tax return of capital.................................              270,243                       --

RiverSource Retirement Plus 2015 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              194,733                   34,375
      Long-term capital gain................................               95,611                       --
      Tax return of capital.................................               31,914                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  237                      167
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  249                      168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  262                      168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                      --'

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  83

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R5
Distributions paid from:
      Ordinary income.......................................           $      265                 $    168
      Long-term capital gain................................                  126                       --
      Tax return of capital.................................                   42                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,224,104                  395,648
      Long-term capital gain................................              594,500                       --
      Tax return of capital.................................              198,443                       --

RiverSource Retirement Plus 2020 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              156,830                   30,763
      Long-term capital gain................................               77,344                       --
      Tax return of capital.................................               64,591                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  222                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  235                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  248                      174
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  251                      175
      Long-term capital gain................................                  118                       --
      Tax return of capital.................................                   99                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,749,012                  676,939
      Long-term capital gain................................              843,777                       --
      Tax return of capital.................................              704,638                       --

RiverSource Retirement Plus 2025 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               95,132                   27,849
      Long-term capital gain................................               74,970                       --
      Tax return of capital.................................               21,714                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  196                      154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --

--------------------------------------------------------------------------------

 84 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R3
Distributions paid from:
      Ordinary income.......................................           $      209                 $    154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  221                      154
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  225                      155
      Long-term capital gain................................                  166                       --
      Tax return of capital.................................                   48                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,444,087                  448,336
      Long-term capital gain................................            1,098,318                       --
      Tax return of capital.................................              318,109                       --

RiverSource Retirement Plus 2030 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................              102,715                   24,265
      Long-term capital gain................................               75,394                       --
      Tax return of capital.................................               35,594                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  183                      158
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  192                      158
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  209                      159
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  212                      159
      Long-term capital gain................................                  147                       --
      Tax return of capital.................................                   70                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,385,606                  539,598
      Long-term capital gain................................              995,822                       --
      Tax return of capital.................................              470,152                       --

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  85

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................           $   53,292                 $ 12,015
      Long-term capital gain................................               51,537                       --
      Tax return of capital.................................                6,332                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  194                      155
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  206                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  219                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  222                      156
      Long-term capital gain................................                  202                       --
      Tax return of capital.................................                   25                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................              835,295                  318,942
      Long-term capital gain................................              782,650                       --
      Tax return of capital.................................               96,159                       --

RiverSource Retirement Plus 2040 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               43,995                    4,823
      Long-term capital gain................................               27,088                       --
      Tax return of capital.................................               25,334                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  209                      161
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  222                      161
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  235                      162
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --

--------------------------------------------------------------------------------

 86 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

                                                                       YEAR ENDED           FOR THE PERIOD ENDED
                                                                     APRIL 30, 2008          TO APRIL 30, 2007*
----------------------------------------------------------------------------------------------------------------
CLASS R5
Distributions paid from:
      Ordinary income.......................................           $      238                 $    162
      Long-term capital gain................................                  141                       --
      Tax return of capital.................................                  132                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................            1,158,848                  642,922
      Long-term capital gain................................              701,054                       --
      Tax return of capital.................................              655,673                       --

RiverSource Retirement Plus 2045 Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................               44,755                    7,640
      Long-term capital gain................................               33,233                       --
      Tax return of capital.................................                4,145                       --
CLASS R2
Distributions paid from:
      Ordinary income.......................................                  221                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R3
Distributions paid from:
      Ordinary income.......................................                  233                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R4
Distributions paid from:
      Ordinary income.......................................                  246                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS R5
Distributions paid from:
      Ordinary income.......................................                  249                      152
      Long-term capital gain................................                  186                       --
      Tax return of capital.................................                   15                       --
CLASS Y
Distributions paid from:
      Ordinary income.......................................              372,776                  119,052
      Long-term capital gain................................              275,659                       --
      Tax return of capital.................................               29,736                       --

* Class A and Class Y shares are for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007. Class R2, Class R3, Class R4 and Class R5 shares are for the period from Dec. 11, 2006 (inception date) to April 30, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  87

At April 30, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                      UNDISTRIBUTED                                  UNREALIZED
                                               UNDISTRIBUTED           ACCUMULATED            ACCUMULATED           APPRECIATION
FUND                                          ORDINARY INCOME         LONG-TERM GAIN         REALIZED LOSS         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010
Fund.................................              $ --                    $ --               $       --            $   (911,418)
RiverSource Retirement Plus 2015
   Fund..............................                --                      --                       --              (1,457,929)
RiverSource Retirement Plus 2020
   Fund..............................                --                      --                       --              (2,024,630)
RiverSource Retirement Plus 2025
   Fund..............................                --                      --                       --              (2,100,375)
RiverSource Retirement Plus 2030
   Fund..............................                --                      (1)                      --              (2,006,860)
RiverSource Retirement Plus 2035
   Fund..............................                --                      --                       --              (1,204,276)
RiverSource Retirement Plus 2040
   Fund..............................                --                      --                 (103,637)               (843,581)
RiverSource Retirement Plus 2045
   Fund..............................                --                      --                       --                (566,511)

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning May 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Retirement Plus 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee of $19.50 for Class A for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R2, Class R3, Class R4 and Class Y pay an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares. The fee is calculated at a rate of 0.15% of each Fund's average daily net assets attributable to Class Y shares.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

--------------------------------------------------------------------------------

 88 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

Sales charges received by the Distributor for distributing the Funds' shares for the year ended April 30, 2008 are as follows:

FUND                                                                 CLASS A
----------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $32,694
RiverSource Retirement Plus 2015 Fund                                 70,298
RiverSource Retirement Plus 2020 Fund                                 41,850
RiverSource Retirement Plus 2025 Fund                                 49,187
RiverSource Retirement Plus 2030 Fund                                 51,530
RiverSource Retirement Plus 2035 Fund                                 31,469
RiverSource Retirement Plus 2040 Fund                                 39,332
RiverSource Retirement Plus 2045 Fund                                 23,890

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund            0.37%          0.58%          0.33%          0.08%          0.08%         0.22%
RiverSource Retirement Plus 2015 Fund            0.38           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2020 Fund            0.41           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2025 Fund            0.42           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2030 Fund            0.42           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2035 Fund            0.43           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2040 Fund            0.43           0.58           0.33           0.08           0.08          0.22
RiverSource Retirement Plus 2045 Fund            0.43           0.58           0.33           0.08           0.08          0.21

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                            CLASS A       CLASS R2       CLASS R3       CLASS R4       CLASS R5       CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund           $   --           $1             $2             $1             $1          $3,242
RiverSource Retirement Plus 2015 Fund               --            1              2              1              1           4,830
RiverSource Retirement Plus 2020 Fund               --            1              2              1              1           7,024
RiverSource Retirement Plus 2025 Fund              401            1              2              1              1           6,871
RiverSource Retirement Plus 2030 Fund              126            1              2              1              1           6,762
RiverSource Retirement Plus 2035 Fund              428            1              2              1              1           4,027
RiverSource Retirement Plus 2040 Fund            1,499            1              2              1              1           4,760
RiverSource Retirement Plus 2045 Fund            1,523            1              2              1              1           1,509

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  89

Of these waived/reimbursed fees and expenses, the administrative services fees and other Fund level expenses waived were as follows:

FUND                                                               AMOUNT
--------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                              $62,828
RiverSource Retirement Plus 2015 Fund                               58,969
RiverSource Retirement Plus 2020 Fund                               52,878
RiverSource Retirement Plus 2025 Fund                               56,139
RiverSource Retirement Plus 2030 Fund                               53,034
RiverSource Retirement Plus 2035 Fund                               59,049
RiverSource Retirement Plus 2040 Fund                               53,509
RiverSource Retirement Plus 2045 Fund                               59,598

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R2       CLASS R3       CLASS R4       CLASS Y
--------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             $12            $12            $12           $396
RiverSource Retirement Plus 2015 Fund                              12             13             13            310
RiverSource Retirement Plus 2020 Fund                              13             13             13            450
RiverSource Retirement Plus 2025 Fund                              13             13             13            381
RiverSource Retirement Plus 2030 Fund                              13             15             13            417
RiverSource Retirement Plus 2035 Fund                              13             13             13            531
RiverSource Retirement Plus 2040 Fund                              13             13             13            614
RiverSource Retirement Plus 2045 Fund                              13             13             13            443

Under an agreement, which was effective until Oct. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) would not exceed 0.49% for Class A, 0.88% for Class R2, 0.63% for Class R3, 0.38% for Class R4, 0.13% for Class R5 and 0.26% for Class Y of each Fund's average daily net assets. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.39% for Class A, 0.78% for Class R2, 0.53% for Class R3, 0.28% for Class R4, 0.03% for Class R5 and 0.18% for Class Y of each Funds' average daily net assets until April 30, 2009, unless sooner terminated at the discretion of the Board.

For the year ended April 30, 2008, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                               AMOUNT
-------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                               $39
RiverSource Retirement Plus 2020 Fund                               139
RiverSource Retirement Plus 2025 Fund                                 3
RiverSource Retirement Plus 2030 Fund                                11
RiverSource Retirement Plus 2040 Fund                                15
RiverSource Retirement Plus 2045 Fund                                 2

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

For the year ended April 30, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
----------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                                $17,097,811         $16,692,514
RiverSource Retirement Plus 2015 Fund                                 19,190,193          12,982,655
RiverSource Retirement Plus 2020 Fund                                 18,844,568          21,653,947
RiverSource Retirement Plus 2025 Fund                                 15,690,491          15,094,387
RiverSource Retirement Plus 2030 Fund                                 17,988,340          18,218,179
RiverSource Retirement Plus 2035 Fund                                 11,483,788           9,317,161
RiverSource Retirement Plus 2040 Fund                                 12,947,911          23,041,333
RiverSource Retirement Plus 2045 Fund                                  8,631,346           4,177,727

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 90 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

RiverSource Retirement Plus 2010 Fund

                                                                                  YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                            NET
                                                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                         429,460        23,732         (104,184)         349,008
Class Y                                                         609,357       160,803       (1,021,141)        (250,981)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        130,180        1,131        (79,968)            51,343
Class R2(b)                                                           468           --             --                468
Class R3(b)                                                           468           --             --                468
Class R4(b)                                                           468           --             --                468
Class R5(b)                                                           468           --             --                468
Class Y(a)                                                      1,927,331       41,449        (426,488)        1,542,292
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                                                                 YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                          NET
                                                                 SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
---------------------------------------------------------------------------------------------------------------------------
Class A                                                         514,341        32,039       (43,975)          502,405
Class Y                                                         414,609       199,558       (410,832)         203,335
---------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        144,139        3,262         (7,193)           140,208
Class R2(b)                                                           465           --             --                465
Class R3(b)                                                           465           --             --                465
Class R4(b)                                                           465           --             --                465
Class R5(b)                                                           465           --             --                465
Class Y(a)                                                      2,385,755       37,278        (239,080)        2,183,953
-----------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                                                                  YEAR ENDED APRIL 30, 2008
                                                                            ISSUED FOR
                                                                            REINVESTED                            NET
                                                                 SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A                                                         198,449        29,713          (48,544)         179,618
Class Y                                                         608,500       329,166       (1,298,284)        (360,618)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD ENDED APRIL 30, 2007
                                                                              ISSUED FOR
                                                                              REINVESTED                          NET
                                                                  SOLD       DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                        176,149        2,897        (16,300)           162,746
Class R2(b)                                                           464           --             --                464
Class R3(b)                                                           464           --             --                464
Class R4(b)                                                           464           --             --                464
Class R5(b)                                                           464           --             --                464
Class Y(a)                                                      3,501,650       64,222        (265,330)        3,300,542
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  91

RiverSource Retirement Plus 2025 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                       152,449       19,180      (43,313)         128,316
Class Y                                                       360,208      283,998      (576,963)         67,243
----------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class (a)                                                       147,533       2,626        (4,369)          145,790
Class R2(b)                                                         466          --            --               466
Class R3(b)                                                         466          --            --               466
Class R4(b)                                                         465          --            --               465
Class R5(b)                                                         465          --            --               465
Class Y(a)                                                    3,405,266      42,304       (181,671)       3,265,899
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                                                              YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                          NET
                                                               SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A                                                       209,232       21,128         (27,581)        202,779
Class Y                                                       659,968      281,456      (1,080,409)       (138,985)
------------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A (a)                                                     116,123       2,179        (8,416)          109,886
Class R2 (b)                                                        464          --            --               464
Class R3 (b)                                                        464          --            --               464
Class R4 (a)                                                        464          --            --               464
Class R5 (b)                                                        464          --            --               464
Class Y (a)                                                   3,205,193      50,874       (154,488)       3,101,579
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                       100,344       11,150      (30,130)          81,364
Class Y                                                       452,487      170,286      (405,744)        217,029
----------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                       76,521       1,123        (1,220)           76,424
Class R2(b)                                                         467          --            --               467
Class R3(b)                                                         467          --            --               467
Class R4(b)                                                         467          --            --               467
Class R5(b)                                                         467          --            --               467
Class Y(a)                                                    1,931,600      30,005       (137,841)       1,823,764
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 92 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

                                                                              YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                          NET
                                                               SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A                                                       110,516        9,744          (5,708)         114,552
Class Y                                                       588,433      252,777      (1,950,468)      (1,109,258)
------------------------------------------------------------------------------------------------------------------------

                                                                             PERIOD ENDED APRIL 30, 2007
                                                                           ISSUED FOR
                                                                           REINVESTED                        NET
                                                                SOLD      DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------------------------
Class A(a)                                                       37,627         429        (2,291)           35,765
Class R2(b)                                                         464          --            --               464
Class R3(b)                                                         464          --            --               464
Class R4(b)                                                         464          --            --               464
Class R5(b)                                                         464          --            --               464
Class Y(a)                                                    2,444,665      60,838       (173,794)       2,331,709
------------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                                                             YEAR ENDED APRIL 30, 2008
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A                                                        91,524       8,080        (9,858)          89,746
Class Y                                                       565,492      66,062       (255,153)        376,401
----------------------------------------------------------------------------------------------------------------------

                                                                            PERIOD ENDED APRIL 30, 2007
                                                                         ISSUED FOR
                                                                         REINVESTED                        NET
                                                               SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------------------------
Class A(a)                                                     40,204         649        (1,341)          39,512
Class R2(b)                                                       466          --            --              466
Class R3(b)                                                       466          --            --              466
Class R4(b)                                                       466          --            --              466
Class R5(b)                                                       466          --            --              466
Class Y(a)                                                    579,428      10,803       (52,156)         538,075
----------------------------------------------------------------------------------------------------------------------

(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the year ended April 30, 2008.

6. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2007 and their fiscal year

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT 93 end ("post-October loss") as occurring on the first day of the following tax year. At April 30, 2008, RiverSource Retirement Plus 2040 Fund had a post-October loss of $103,637 that is treated for income tax purposes as occurring on May 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 94 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Retirement Plus 2010 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.91                  $9.64
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .22(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.55)                  1.44
-----------------------------------------------------------------------
Total from investment operations            (.33)                  1.64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.33)                  (.32)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.51                 $10.91
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $4                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .84%                  1.37%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .37%                   .48%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.20%                  2.04%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.29%)                17.27%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .22(c)                 .18
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .39
-----------------------------------------------------------------------
Total from investment operations            (.34)                   .57
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.30)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.04)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.18%                  1.64%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.09%                  3.06%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.35%)                 5.55%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  95

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .24(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.55)                   .39
-----------------------------------------------------------------------
Total from investment operations            (.31)                   .58
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.33)                  (.31)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .93%                  1.36%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.34%                  3.31%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (3.11%)                 5.62%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .27(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .38
-----------------------------------------------------------------------
Total from investment operations            (.29)                   .59
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.35)                  (.32)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .68%                  1.13%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               2.59%                  3.56%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      92%                    80%
-----------------------------------------------------------------------
Total return(i)                           (2.86%)                 5.70%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 96 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $10.90                 $10.68
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .27(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.56)                   .38
-----------------------------------------------------------------------
Total from investment operations            (.29)                   .60
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.35)                  (.33)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.90
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .42%                   .89%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                2.59%                  3.81%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       92%                    80%
-----------------------------------------------------------------------
Total return(i)                            (2.87%)                 5.77%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $10.91                  $9.64
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.54)                  1.43
-----------------------------------------------------------------------
Total from investment operations            (.31)                  1.66
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.34)                  (.34)
Distributions from realized gains           (.56)                  (.05)
Tax return of capital                       (.18)                    --
-----------------------------------------------------------------------
Total distributions                        (1.08)                  (.39)
-----------------------------------------------------------------------
Net asset value, end of period             $9.52                 $10.91
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $12                    $17
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .58%                  1.08%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .21%(f)
-----------------------------------------------------------------------
Net investment income (loss)                2.21%                  2.45%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       92%                    80%
-----------------------------------------------------------------------
Total return(i)                            (3.11%)                17.49%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  97

RiverSource Retirement Plus 2015 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.03                  $9.60
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.57
-----------------------------------------------------------------------
Total from investment operations            (.41)                  1.78
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.29)                  (.30)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.71                 $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $6                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .63%                  1.69%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .38%                   .45%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.76%                  1.85%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.93%)                18.79%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.02                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .63
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.87)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.72                 $11.02
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                   1.04%                  1.34%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .58%                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.67%                  2.57%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (4.14%)                 6.05%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 98 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.03                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .20(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.60)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.40)                   .64
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.28)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.03
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .80%                  1.07%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .33%                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)               1.93%                  2.81%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.89%)                 6.15%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.04                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.38)                   .65
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.04
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    .54%                   .83%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                .08%                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)               2.19%                  3.06%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                      47%                    48%
-----------------------------------------------------------------------
Total return(g)                           (3.63%)                 6.26%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  99

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.05                 $10.75
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .23(c)                 .24
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .42
-----------------------------------------------------------------------
Total from investment operations            (.38)                   .66
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.31)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.05
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .29%                   .59%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)                2.18%                  3.31%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       47%                   48%
-----------------------------------------------------------------------
Total return(g)                            (3.66%)                 6.36%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.05                  $9.60
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.58
-----------------------------------------------------------------------
Total from investment operations            (.40)                  1.81
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.30)                  (.31)
Distributions from realized gains           (.53)                  (.05)
Tax return of capital                       (.09)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.36)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.05
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $23                    $24
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .45%                  1.01%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .22%                   .21%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.80%                  2.01%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       47%                    48%
-----------------------------------------------------------------------
Total return(g)                            (3.86%)                19.08%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 100 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2020 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.07                  $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.67
-----------------------------------------------------------------------
Total from investment operations            (.47)                  1.87
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.99)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.61                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .57%                  1.04%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .41%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.33%                  1.13%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.58%)                19.76%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.07                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .48
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.22)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.95)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .98%                  1.23%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.26%                  2.33%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.65%)                 6.47%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  101

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.46)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                         (.97)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .73%                   .96%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.51%                  2.59%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.40%)                 6.58%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.00)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .48%                   .72%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.77%                  2.84%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    40%
-----------------------------------------------------------------------
Total return(i)                           (4.14%)                 6.68%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 102 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .19(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.62)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.43)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.28)                  (.32)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.01)                  (.38)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .22%                   .48%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.77%                  3.09%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    40%
-----------------------------------------------------------------------
Total return(i)                            (4.17%)                 6.78%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                  $9.57
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .15(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.59)                  1.68
-----------------------------------------------------------------------
Total from investment operations            (.44)                  1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.31)
Distributions from realized gains           (.52)                  (.06)
Tax return of capital                       (.21)                    --
-----------------------------------------------------------------------
Total distributions                        (1.00)                  (.37)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $29                    $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .38%                   .75%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.39%                  1.62%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    40%
-----------------------------------------------------------------------
Total return(i)                            (4.28%)                20.03%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  103

RiverSource Retirement Plus 2025 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.63
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $2
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .61%                  1.39%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .42%                   .48%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.00%                  1.42%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                19.53%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.88)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .97%                  1.27%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.02%                  2.22%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (5.03%)                 6.52%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 104 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.51)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .73%                  1.00%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.28%                  2.46%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.88%)                 6.63%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.69                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .48%                   .76%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.71%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.63%)                 6.73%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less then 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  105

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.74
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .24
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .47
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.69                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .23%                   .52%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.96%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.65%)                 6.83%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .23
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.65
-----------------------------------------------------------------------
Total from investment operations            (.50)                  1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.58)                  (.01)
Tax return of capital                       (.10)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.68                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $32                    $37
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .40%                   .89%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.11%                  1.50%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       41%                    37%
-----------------------------------------------------------------------
Total return(i)                            (4.77%)                19.87%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 106 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2030 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.13                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.65)                  1.71
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.71                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $3                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .59%                  1.37%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .42%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.23%                  1.47%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.91%)                20.16%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.86)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.73                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.00%                  1.34%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.02%                  2.23%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                 6.51%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  107

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.61)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.22)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.88)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .77%                  1.07%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.05%                  2.48%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.74%)                 6.61%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.14                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.14
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .50%                   .83%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.53%                  2.73%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.50%)                 6.71%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 108 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.15                 $10.78
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.92)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.75                 $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .24%                   .59%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.53%                  2.98%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.53%)                 6.81%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2006(B)
Net asset value, beginning of
 period                                   $11.15                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.72
-----------------------------------------------------------------------
Total from investment operations            (.50)                  1.93
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.51)                  (.02)
Tax return of capital                       (.15)                    --
-----------------------------------------------------------------------
Total distributions                         (.91)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.74                 $11.15
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $29                    $35
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .39%                   .86%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.15%                  1.52%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    32%
-----------------------------------------------------------------------
Total return(i)                           (4.73%)                20.41%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  109

RiverSource Retirement Plus 2035 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.06                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.63
-----------------------------------------------------------------------
Total from investment operations            (.51)                  1.82
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.31)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.61                 $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $2                     $1
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .78%                  2.95%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .43%                   .49%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.07%                  1.01%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.93%)                19.27%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.06                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.53)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.63                 $11.06
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                    1.11%                  1.62%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .58%                   .88%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.03%                  2.23%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (5.05%)                 6.56%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 110 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.07                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .20
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.07
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .87%                  1.35%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .33%                   .63%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.29%                  2.48%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.80%)                 6.66%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.65                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .61%                  1.11%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .38%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.55%                  2.73%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.55%)                 6.76%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  111

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.71
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .22
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .49
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .35%                   .87%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .08%                   .13%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.54%                  2.97%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.67%)                 6.87%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .21
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.64
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.85
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.32)
Distributions from realized gains           (.65)                  (.01)
Tax return of capital                       (.05)                    --
-----------------------------------------------------------------------
Total distributions                         (.95)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $20                    $20
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                     .52%                  1.21%(e)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                 .22%                   .22%(e)
-----------------------------------------------------------------------
Net investment income (loss)                1.11%                  1.55%(e)
-----------------------------------------------------------------------
Portfolio turnover rate                       44%                    38%
-----------------------------------------------------------------------
Total return(g)                            (4.69%)                19.58%(h)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 112 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

RiverSource Retirement Plus 2040 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.11                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.74
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.89
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.25)                  (.31)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.08)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.51                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .93%                  1.53%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .43%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)                .99%                  1.10%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                19.99%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11(c)                 .14
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.52)                   .68
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.21)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.04)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.54                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.09%                  1.24%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.07%                  2.24%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (5.01%)                 6.48%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  113

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.49)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.07)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .85%                   .98%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.33%                  2.49%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       52%                    33%
-----------------------------------------------------------------------
Total return(i)                            (4.76%)                 6.59%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.12                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .16
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.56                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                 .59%                   .74%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.59%                  2.74%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       52%                    33%
-----------------------------------------------------------------------
Total return(i)                            (4.51%)                 6.69%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 114 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                 $10.77
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.65)                   .54
-----------------------------------------------------------------------
Total from investment operations            (.48)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.10)                  (.35)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .34%                   .50%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.58%                  2.99%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (4.63%)                 6.79%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.13                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .13(c)                 .16
Net gains (losses) (both realized
 and unrealized)                            (.62)                  1.75
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.91
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.55)                  (.03)
Tax return of capital                       (.28)                    --
-----------------------------------------------------------------------
Total distributions                        (1.09)                  (.34)
-----------------------------------------------------------------------
Net asset value, end of period             $9.55                 $11.13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $12                    $26
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .46%                   .79%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .22%                   .22%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.20%                  1.53%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      52%                    33%
-----------------------------------------------------------------------
Total return(i)                           (4.74%)                20.26%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when share became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  115

RiverSource Retirement Plus 2045 Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.10                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.64)                  1.69
-----------------------------------------------------------------------
Total from investment operations            (.52)                  1.86
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.24)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.94)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.64                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.37%                  4.82%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .43%                   .49%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.20%                  1.28%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                19.63%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008              2007(B)
Net asset value, beginning of
 period                                   $11.08                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .15
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.52)                   .67
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.20)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.90)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.08
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.51%                  2.74%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .58%                   .88%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.03%                  2.19%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.93%)                 6.48%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 116 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.09                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .14(c)                 .17
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.50)                   .69
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.23)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.93)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.66                 $11.09
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.27%                  2.47%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .33%                   .63%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.29%                  2.44%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.78%)                 6.58%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.10                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .17(c)                 .18
Net gains (losses) (both realized
 and unrealized)                            (.64)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .70
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.10
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                1.01%                  2.23%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)             .08%                   .38%(f)
-----------------------------------------------------------------------
Net investment income (loss)                1.55%                  2.69%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                       50%                    57%
-----------------------------------------------------------------------
Total return(i)                            (4.52%)                 6.68%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  117

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.11                 $10.73
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.63)                   .52
-----------------------------------------------------------------------
Total from investment operations            (.47)                   .71
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.27)                  (.32)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.97)                  (.33)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.11
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--                    $--
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .75%                  1.99%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .08%                   .13%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.55%                  2.94%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    57%
-----------------------------------------------------------------------
Total return(i)                           (4.55%)                 6.78%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from December 11, 2006 (inception date) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED APRIL 30,             2008                  2007(B)
Net asset value, beginning of
 period                                   $11.12                  $9.56
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .12(c)                 .19
Net gains (losses) (both realized
 and unrealized)                            (.61)                  1.69
-----------------------------------------------------------------------
Total from investment operations            (.49)                  1.88
-----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     (.26)                  (.31)
Distributions from realized gains           (.67)                  (.01)
Tax return of capital                       (.03)                    --
-----------------------------------------------------------------------
Total distributions                         (.96)                  (.32)
-----------------------------------------------------------------------
Net asset value, end of period             $9.67                 $11.12
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                    $9                     $6
-----------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .95%                  3.01%(f)
-----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .21%                   .23%(f)
-----------------------------------------------------------------------
Net investment income (loss)               1.18%                  1.59%(f)
-----------------------------------------------------------------------
Portfolio turnover rate                      50%                    57%
-----------------------------------------------------------------------
Total return(i)                           (4.72%)                19.93%(j)
-----------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 118 RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM ----------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

RIVERSOURCE SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, and RiverSource Retirement Plus 2045 Fund (eight of the portfolios constituting the RiverSource Series Trust, formerly RiverSource Retirement Series Trust) (the Funds) as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods presented through April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

June 20, 2008

--------------------------------------------------------------------------------

                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2008 ANNUAL REPORT  119

The financial statements and report of Independent Registered Public Accounting Firm (KPMG LLP), dated June 20, 2007, for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-131683 on or about June 28, 2007.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant's Registration Statement is incorporated by reference.

(a)(2) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(b) By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(c)      Stock Certificate: Not applicable.

(d) Investment Management Services Agreement, dated May 1, 2006, amended and restated Sept. 11, 2007, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-131683.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant, on behalf of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, and Ameriprise Trust Company filed electronically on or about April 21, 2008 as Exhibit (g)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(g)(2) Custodian Agreement, dated Oct. 1, 2007, between Registrant, on behalf of RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30 U.S. Equity Fund, and the Bank of New York is filed electronically herewith as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-131683.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 21, 2008 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2008 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(3) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2008 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the

         Registrant filed electronically on or about April 21, 2008 as Exhibit
         (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)(1)   Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP) is filed electronically herewith.

(j)(2) Consent of Independent Registered Public Accounting Firm (KPMG LLP) is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29, 2008 as Exhibit (m) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of April 10, 2008, filed electronically on or about May 29, 2008 as Exhibit (n) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 48 to Registration Statement No. 2-93745 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2008, and for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 are incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
Neysa M. Alecu,                   Advisory Capital Partners LLC                    Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering                                                                                  (resigned 5/23/06)
Officer
                                  Advisory Capital Strategies Group Inc.                               Anti-Money Laundering Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/1/07)

                                  American Enterprise Investment Services Inc.     70400 AXP           Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Arizona     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/27/07)

                                  American Express Insurance Agency of             Dissolved           Anti-Money Laundering Officer
                                  Massachusetts Inc.                                                   (resigned 8/18/07)

                                  American Express Insurance Agency of Nevada      Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Anti-Money Laundering Officer
                                  Mexico Inc.                                                          (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Texas Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 7/29/07)

                                  American Express Insurance Agency of Wyoming     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/2/07)

                                  American Partners Life Insurance Company         Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency, Inc.    3500 Packerland     Anti-Money Laundering Officer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Certificate Company                   70100 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,   (resigned 8/24/07)
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Anti-Money Laundering Officer

                                  IDS Capital Holdings Inc.                                            Anti-Money Laundering Officer

                                  IDS Management Corporation                                           Anti-Money Laundering Officer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company               829 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Patrick Thomas Bannigan,          Ameriprise Trust Company                         200 Ameriprise      Director,
Director and Senior Vice                                                           Financial Center,   Senior Vice President
President - Asset                                                                  Minneapolis, MN
Management, Products and                                                           55474
Marketing
                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Vice President
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Walter S. Berman,                 Advisory Capital Partners LLC                    Dissolved           Treasurer (resigned 5/23/06)
Treasurer
                                  Advisory Capital Strategies Group Inc.                               Treasurer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Treasurer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Treasurer (resigned 5/1/07)

                                  American Centurion Life Assurance Company        Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Treasurer (resigned 6/13/07)

                                  American Express Financial Advisors, Japan       Dissolved           Vice President and Treasurer
                                  Inc.                                                                 (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Maryland,   Dissolved           Treasurer (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Treasurer (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Treasurer (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Treasurer (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Maryland, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency Inc.     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Director and Treasurer

                                  Ameriprise Certificate Company                   70100 Ameriprise    Treasurer and Investment
                                                                                   Financial Center,   Committee Member (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President,
                                                                                   Financial Center,   Chief Financial Officer and
                                                                                   Minneapolis, MN     Treasurer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Director and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Treasurer (resigned 3/15/07)

                                  Boston Equity General Partner LLC                                    Treasurer

                                  IDS Cable Corporation                            Dissolved           Treasurer (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Treasurer

                                  IDS Management Corporation                                           Treasurer

                                  IDS Partnership Services Corporation             Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Property Casualty Insurance Company          3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Treasurer (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Treasurer

                                  IDS REO 2, LLC                                                       Treasurer

                                  Investors Syndicate Development Corporation                          Vice President and Treasurer

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Treasurer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors Ltd                     Dissolved           Treasurer (resigned)

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President and Treasurer
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Treasurer

                                  Securities America Advisors Inc.                 12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128-8204

                                  Securities America Financial Corporation         7100 W. Center      Director
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

                                  Securities America, Inc.                         12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

Richard N. Bush,                  Advisory Capital Partners LLC                    Dissolved           Senior Vice President -
Senior Vice President,                                                                                 Corporate Tax
Corporate Tax                                                                                          (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Senior Vice President -
                                                                                                       Corporate Tax

                                  Advisory Convertible Arbitrage LLC               Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/23/06)

                                  American Centurion Life Assurance Company        Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/13/07)

                                  American Express Financial Advisors Japan,       Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Arizona,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho,      Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of             Dissolved           Senior Vice President -
                                  Massachusetts, Inc.                                                  Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Nevada,     Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Senior Vice President -
                                  Mexico, Inc.                                                         Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Wyoming,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 7/2/07)

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Kentucky, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Maryland, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Pennsylvania, Inc.                                         Corporate Tax

                                  American Partners Life Insurance Company         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 9/30/07)

                                  Boston Equity General Partner LLC                                    Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Cable Corporation                            Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Futures Corporation                          570 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Property Casualty Insurance Company          3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS REO 2, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  RiverSource Life Insurance Company of New York   20 Madison          Senior Vice President -
                                                                                   Ave. Extension,     Corporate Tax and  Authorized
                                                                                   Albany, NY 12005    Officer - Derivatives Use
                                                                                                       Plan

                                  RiverSource Life Insurance Company               829 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Senior Vice President -
                                                                                                       Corporate Tax

Peter Arthur Gallus,              Advisory Capital Partners LLC                    Dissolved           President, Chief Operating
Senior Vice President, Chief                                                                           Officer and Chief Compliance
Operating Officer and                                                                                  Officer(resigned 5/23/06)
Assistant Treasurer
                                  Advisory Capital Strategies Group Inc.                               Director, President, Chief
                                                                                                       Operating Officer and Chief
                                                                                                       Compliance Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           President and Chief Operating
                                                                                                       Officer(resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Investment
                                                                                   Financial Center,   Administration
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President - CAO-AEFA
                                                                                   Financial Center,   Investment Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer

                                  IDS Capital Holdings Inc.                                            Vice President and Controller

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Christopher Paul Keating,         Ameriprise Trust Company                         200 Ameriprise      Director, Head of
Head of Institutional Sales,                                                       Financial Center,   Institutional Sales,
Client Service and                                                                 Minneapolis, MN     Client Service and
Consultant Relationships                                                           55474               Consultant Relationships

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Michelle Marie Keeley,            Ameriprise Bank, FSB                             9393 Ameriprise     Director
Executive Vice President -                                                         Financial Center,
Equity and Fixed Income                                                            Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Property Casualty Insurance Company          3500 Packerland     Vice President - Investments
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Chairperson and President

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President - Investments
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President - Investments
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  American Centurion Life Assurance Company        Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Life Insurance Company       Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Vice President - Investments,
                                                                                                       Investment Committee Member
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President - Investments,
                                                                                   Financial Center,   Investment Committee Member
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Vice President - Investments
                                                                                   Drive               (resigned 9/18/06)
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                                               Vice President - Investments
                                                                                                       (resigned 9/30/2007)

Jennifer Davis Lammers,           Kenwood Capital Management LLC                   333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer                                                           Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Service Corporation                  734 Ameriprise      Chief Compliance Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Brian Joseph McGrane,             Advisory Capital Partners LLC                    Dissolved           Vice President and Chief
Director, Vice President and                                                                           Financial Officer
Chief Financial Officer                                                                                (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Vice President and Chief
                                                                                                       Financial Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President and
                                                                                   Financial Center,   Lead Financial Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Lead
                                                                                   Financial Center,   Financial Officer - Finance
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Vice President and Chief
                                                                                                       Financial Officer

                                  RiverSource CDO Seed Investments, LLC                                Board Member

                                  RiverSource Life Insurance Company               829 Ameriprise      Director, Executive Vice
                                                                                   Financial Center,   President and Chief Financial
                                                                                   Minneapolis, MN     Officer
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President and Chief
                                                                                   Financial Center,   Financial Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Director, Executive Vice
                                                                                                       President and Chief Financial
                                                                                                       Officer (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Director (resigned 12/30/06)

Thomas R. Moore,                  Advisory Capital Strategies Group Inc.                               Secretary
Secretary

                                  American Centurion Life Assurance Company        Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Secretary (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Maryland,   Dissolved           Secretary (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Secretary (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Secretary (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Secretary (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Maryland, Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Secretary (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Assistant Secretary

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President,
                                                                                   Financial Center,   Chief Governance Officer and
                                                                                   Minneapolis, MN     Corporate Secretary
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Trust Company                         200 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  AMEX Assurance Company                           Dissolved           Secretary (resigned 9/30/07)

                                  IDS Cable Corporation                            Dissolved           Secretary (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Secretary (resigned6/18/07)

                                  IDS Capital Holdings Inc.                                            Secretary

                                  IDS Futures Corporation                          570 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Secretary

                                  IDS Property Casualty Insurance Company          3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  IDS Realty Corporation                           Dissolved           Secretary (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Secretary

                                  IDS REO 2, LLC                                                       Secretary

                                  Investors Syndicate Development Corporation                          Secretary

                                  RiverSource CDO Seed Investments, LLC                                Secretary

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Secretary
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  RiverSource Tax Advantaged Investments, Inc.                         Secretary

                                  Securities America Financial Corporation         7100 W. Center      Secretary (resigned 11/19/07)
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

Scott Roane Plummer,              Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Asset
Chief Legal Officer and                                                            Financial Center,   Management Compliance
Assistant Secretary                                                                Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Chief
                                                                                   Financial Center,   Counsel - Asset Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chief Counsel
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Vice President, Chief Legal
                                                                                   Financial Center,   Officer and Assistant
                                                                                   Minneapolis, MN     Secretary
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President,
                                                                                   Financial Center,   General Counsel and Secretary
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

William Frederick 'Ted' Truscott  Advisory Capital Strategies Group Inc.                               Director
Chairman, Chief Investment
Officer and President             Ameriprise Certificate Company                   70100 Ameriprise    Director, President and Chief
                                                                                   Financial Center,   Executive Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      President - U.S. Asset
                                                                                   Financial Center,   Management, Annuities and
                                                                                   Minneapolis, MN     Chief Investment Officer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President and
                                                                                   Financial Center,   Chief Investment Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Capital Holdings Inc.                                            Director and President

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chairman and Chief Executive
                                                                                   Financial Center,   Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and Principal Business Address*  Positions and Offices with Underwriter  Positions and Offices with Fund
------------------------------------  --------------------------------------  -------------------------------
Neysa M. Alecu                        Anti-Money Laundering Officer           None

Gumer C. Alvero                       Director and Vice President             None

Patrick Thomas Bannigan               Vice President                          President

Timothy V. Bechtold                   Director and Vice President             None

Walter S. Berman                      Treasurer                               None

Paul J. Dolan                         Chief Operating Officer and Chief       None
                                      Administrative Officer

Jeffrey P. Fox                        Chief Financial Officer                 Treasurer

Jeffrey Lee McGregor, Sr.             President                               None

Thomas R. Moore                       Secretary                               None

Scott Roane Plummer                   Chief Counsel                           Vice President, General Counsel and
                                                                              Secretary

Julie A. Ruether                      Chief Compliance Officer                None

William Frederick 'Ted' Truscott      Chairman and Chief Executive Officer    Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE SERIES TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 26th day of June, 2008.

RIVERSOURCE SERIES TRUST


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of June, 2008.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Trustee
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Trustee
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Trustee
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Oct. 2, 2007 as Exhibit (q) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

    Contents of this Post-Effective Amendment No. 6 to Registration Statement
                                 No. 333-131683

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectuses for:

     RiverSource 120/20 Contrarian Equity Fund.
     RiverSource 130/30 U.S. Equity Fund.
     RiverSource Retirement Plus 2010 Fund.
     RiverSource Retirement Plus 2015 Fund.
     RiverSource Retirement Plus 2020 Fund.
     RiverSource Retirement Plus 2025 Fund.
     RiverSource Retirement Plus 2030 Fund.
     RiverSource Retirement Plus 2035 Fund.
     RiverSource Retirement Plus 2040 Fund.
     RiverSource Retirement Plus 2045 Fund.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(d) Investment Management Services Agreement, dated May 1, 2006, amended and restated Sept. 11, 2007, between Registrant and RiverSource
         Investments, LLC.

(g)(2) Custodian Agreement, dated Oct. 1, 2007, between Registrant, on behalf of RiverSource 120/20 Contrarian Equity Fund and RiverSource 130/30
         U.S. Equity Fund, and the Bank of New York.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)(1)   Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP).

(j)(2)   Consent of Independent Registered Public Accounting Firm (KPMG LLP).